UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07495

TRANSAMERICA PARTNERS FUNDS GROUP II

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, General Counsel, 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – September 30, 2016

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2016 are attached.

Transamerica Partners Institutional Funds Group

Transamerica Institutional Asset Allocation Funds

Quarterly Schedules of Investments

September 30, 2016

Money Market Fund

Transamerica Partners Institutional Government Money Market

Bond Funds

Transamerica Partners Institutional High Quality Bond

Transamerica Partners Institutional Inflation-Protected Securities

Transamerica Partners Institutional Core Bond

Transamerica Partners Institutional High Yield Bond

Balanced Fund

Transamerica Partners Institutional Balanced

Stock Funds

Transamerica Partners Institutional Large Value

Transamerica Partners Institutional Stock Index

Transamerica Partners Institutional Large Core

Transamerica Partners Institutional Large Growth

Transamerica Partners Institutional Mid Value

Transamerica Partners Institutional Mid Growth

Transamerica Partners Institutional Small Value

Transamerica Partners Institutional Small Core

Transamerica Partners Institutional Small Growth

Transamerica Partners Institutional International Equity

The above funds, except for Transamerica Partners Institutional Stock Index Fund, are fully invested in a corresponding series of Transamerica Partners Portfolios which are located in this report.

Transamerica Partners Institutional Stock Index Fund is fully invested in the S&P 500 Index Master Portfolio which is located in this report.

The following schedule reflects each Fund’s Percentage of Interest in the Series of Transamerica Partners Portfolio or S&P 500 Stock Index Portfolio, including any open receivable or payable, at September 30, 2016.

Fund	Percentage of Interest in Series Portfolio or MP
Government Money Market	23.81%
High Quality Bond	16.86
Inflation-Protected Securities	30.75
Core Bond	30.35
High Yield Bond	42.92
Balanced	3.59
Large Value	12.77
Stock Index	6.88
Large Core	3.71
Large Growth	12.26
Mid Value	51.44
Mid Growth	16.59
Small Value	10.32
Small Core	5.36
Small Growth	16.36
International Equity	11.27

Asset Allocation Funds

Transamerica Institutional Asset Allocation – Short Horizon

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon

Transamerica Institutional Asset Allocation – Intermediate Horizon

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon

Transamerica Institutional Asset Allocation – Long Horizon

The above funds are “fund of funds” fully invested in various funds of the Transamerica Institutional Partners Funds Group.

Transamerica Institutional Asset Allocation – Short Horizon

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.0%
Transamerica Partners Institutional International Equity (A)	37,807	$ 246,502

Money Market Fund - 0.2%
Transamerica Partners Institutional Government Money Market (A) (B)	24,553	24,553

U.S. Equity Funds - 8.1%
Transamerica Partners Institutional Large Growth (A)	30,433	381,018
Transamerica Partners Institutional Large Value (A)	25,678	363,348
Transamerica Partners Institutional Small Core (A)	16,947	253,862

		998,228

U.S. Fixed Income Funds - 89.7%
Transamerica Partners Institutional Core Bond (A)	530,360	5,849,874
Transamerica Partners Institutional High Quality Bond (A)	189,929	1,923,978
Transamerica Partners Institutional High Yield Bond (A)	151,653	1,298,148
Transamerica Partners Institutional Inflation-Protected Securities (A)	193,903	1,935,149

		11,007,149

Total Investment Companies (Cost $12,148,979)		12,276,432

Total Investments (Cost $12,148,979) (C)		12,276,432
Net Other Assets (Liabilities) - (0.0)% (D)		(1,005)

Net Assets - 100.0%		$ 12,275,427

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$12,276,432	$—	$—	$12,276,432

Total Investments	$12,276,432	$—	$—	$12,276,432

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)

Aggregate cost for federal income tax purposes is $12,148,979. Aggregate gross unrealized appreciation and depreciation for all securities is $230,043 and $102,590, respectively. Net unrealized appreciation for tax purposes is $127,453.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	Page 1	September 30, 2016 Form N-Q

Transamerica Institutional Asset Allocation – Short/Intermediate Horizon

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 6.6%
Transamerica Partners Institutional International Equity (A)	112,145	$ 731,189

Money Market Fund - 0.3%
Transamerica Partners Institutional Government Money Market (A) (B)	27,290	27,290

U.S. Equity Funds - 23.9%
Transamerica Partners Institutional Large Growth (A)	78,556	983,526
Transamerica Partners Institutional Large Value (A)	68,708	972,221
Transamerica Partners Institutional Mid Growth (A)	21,733	222,545
Transamerica Partners Institutional Mid Value (A)	13,385	242,006
Transamerica Partners Institutional Small Core (A)	15,489	232,019

		2,652,317

U.S. Fixed Income Funds - 69.2%
Transamerica Partners Institutional Core Bond (A)	344,553	3,800,416
Transamerica Partners Institutional High Quality Bond (A)	142,850	1,447,074
Transamerica Partners Institutional High Yield Bond (A)	110,999	950,153
Transamerica Partners Institutional Inflation-Protected Securities (A)	148,110	1,478,139

		7,675,782

Total Investment Companies (Cost $11,052,060)		11,086,578

Total Investments (Cost $11,052,060) (C)		11,086,578
Net Other Assets (Liabilities) - (0.0)% (D)		(906)

Net Assets - 100.0%		$ 11,085,672

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$11,086,578	$—	$—	$11,086,578

Total Investments	$11,086,578	$—	$—	$11,086,578

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)

Aggregate cost for federal income tax purposes is $11,052,060. Aggregate gross unrealized appreciation and depreciation for all securities is $231,170 and $196,652, respectively. Net unrealized appreciation for tax purposes is $34,518.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	Page 1	September 30, 2016 Form N-Q

Transamerica Institutional Asset Allocation – Intermediate Horizon

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 11.2%
Transamerica Partners Institutional International Equity (A)	1,358,205	$ 8,855,497

Money Market Fund - 0.2%
Transamerica Partners Institutional Government Money Market (A) (B)	158,372	158,372

U.S. Equity Funds - 39.9%
Transamerica Partners Institutional Large Growth (A)	869,111	10,881,275
Transamerica Partners Institutional Large Value (A)	749,547	10,606,091
Transamerica Partners Institutional Mid Growth (A)	230,153	2,356,763
Transamerica Partners Institutional Mid Value (A)	145,461	2,629,942
Transamerica Partners Institutional Small Growth (A)	128,766	2,648,709
Transamerica Partners Institutional Small Value (A)	113,210	2,462,315

		31,585,095

U.S. Fixed Income Funds - 48.7%
Transamerica Partners Institutional Core Bond (A)	1,717,454	18,943,522
Transamerica Partners Institutional High Quality Bond (A)	583,804	5,913,938
Transamerica Partners Institutional High Yield Bond (A)	551,112	4,717,517
Transamerica Partners Institutional Inflation-Protected Securities (A)	903,070	9,012,641

		38,587,618

Total Investment Companies (Cost $73,145,288)		79,186,582

Total Investments (Cost $73,145,288) (C)		79,186,582
Net Other Assets (Liabilities) - (0.0)% (D)		(6,462)

Net Assets - 100.0%		$ 79,180,120

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$79,186,582	$—	$—	$79,186,582

Total Investments	$79,186,582	$—	$—	$79,186,582

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)

Aggregate cost for federal income tax purposes is $73,145,288. Aggregate gross unrealized appreciation and depreciation for all securities is $7,132,103 and $1,090,809, respectively. Net unrealized appreciation for tax purposes is $6,041,294.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	Page 1	September 30, 2016 Form N-Q

Transamerica Institutional Asset Allocation – Intermediate/Long Horizon

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 16.4%
Transamerica Partners Institutional International Equity (A)	1,151,724	$ 7,509,242

Money Market Fund - 0.2%
Transamerica Partners Institutional Government Money Market (A) (B)	96,589	96,589

U.S. Equity Funds - 54.5%
Transamerica Partners Institutional Large Growth (A)	693,955	8,688,316
Transamerica Partners Institutional Large Value (A)	539,196	7,629,626
Transamerica Partners Institutional Mid Growth (A)	197,149	2,018,801
Transamerica Partners Institutional Mid Value (A)	126,848	2,293,405
Transamerica Partners Institutional Small Growth (A)	110,260	2,268,043
Transamerica Partners Institutional Small Value (A)	96,641	2,101,952

		25,000,143

U.S. Fixed Income Funds - 28.9%
Transamerica Partners Institutional Core Bond (A)	606,768	6,692,647
Transamerica Partners Institutional High Quality Bond (A)	82,630	837,041
Transamerica Partners Institutional High Yield Bond (A)	215,562	1,845,210
Transamerica Partners Institutional Inflation-Protected Securities (A)	391,003	3,902,210

		13,277,108

Total Investment Companies (Cost $40,449,857)		45,883,082

Total Investments (Cost $40,449,857) (C)		45,883,082
Net Other Assets (Liabilities) - (0.0)% (D)		(3,818)

Net Assets - 100.0%		$ 45,879,264

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$45,883,082	$—	$—	$45,883,082

Total Investments	$45,883,082	$—	$—	$45,883,082

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)

Aggregate cost for federal income tax purposes is $40,449,857. Aggregate gross unrealized appreciation and depreciation for all securities is $6,251,453 and $818,228, respectively. Net unrealized appreciation for tax purposes is $5,433,225.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	Page 1	September 30, 2016 Form N-Q

Transamerica Institutional Asset Allocation – Long Horizon

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 21.7%
Transamerica Partners Institutional International Equity (A)	954,868	$ 6,225,742

Money Market Fund - 0.3%
Transamerica Partners Institutional Government Money Market (A) (B)	82,888	82,888

U.S. Equity Funds - 68.6%
Transamerica Partners Institutional Large Growth (A)	521,254	6,526,106
Transamerica Partners Institutional Large Value (A)	419,030	5,929,267
Transamerica Partners Institutional Mid Growth (A)	168,687	1,727,359
Transamerica Partners Institutional Mid Value (A)	106,479	1,925,146
Transamerica Partners Institutional Small Growth (A)	88,436	1,819,138
Transamerica Partners Institutional Small Value (A)	81,638	1,775,619

		19,702,635

U.S. Fixed Income Funds - 9.4%
Transamerica Partners Institutional Core Bond (A)	97,051	1,070,475
Transamerica Partners Institutional High Quality Bond (A)	13,155	133,258
Transamerica Partners Institutional High Yield Bond (A)	70,232	601,188
Transamerica Partners Institutional Inflation-Protected Securities (A)	91,343	911,599

		2,716,520

Total Investment Companies (Cost $25,484,303)		28,727,785

Total Investments (Cost $25,484,303) (C)		28,727,785
Net Other Assets (Liabilities) - (0.0)% (D)		(2,350)

Net Assets - 100.0%		$ 28,725,435

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$28,727,785	$—	$—	$28,727,785

Total Investments	$28,727,785	$—	$—	$28,727,785

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in shares of an affiliated fund of Transamerica Partners Institutional Funds Group.
(B)	Non-income producing security.
(C)

Aggregate cost for federal income tax purposes is $25,484,303. Aggregate gross unrealized appreciation and depreciation for all securities is $3,891,939 and $648,457, respectively. Net unrealized appreciation for tax purposes is $3,243,482.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Institutional Asset Allocation Funds	Page 1	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Partners Funds Group (the “Trust”), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The Trust is composed of twenty-one different series that are separate investment funds. Five of the series are doing business as Transamerica Institutional Asset Allocation Funds, which are non-diversified open-end management companies as defined by the 1940 Act. The funds (each, a “Fund” and collectively, the “Funds”) are listed below. Each Fund invests substantially all of its investable assets among certain series of Transamerica Partners Funds Group II (“Funds Group II”). Certain series of the Funds Group II invest substantially all of their investable assets in a corresponding series of the Transamerica Partners Portfolios (the “Series Portfolio”).

Fund
Transamerica Institutional Asset Allocation – Short Horizon (“Short Horizon”)
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon (“Short/Intermediate Horizon”)
Transamerica Institutional Asset Allocation – Intermediate Horizon (“Intermediate Horizon”)
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon (“Intermediate/Long Horizon”)
Transamerica Institutional Asset Allocation – Long Horizon (“Long Horizon”)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investments, if any, are recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Funds are from investments in shares of affiliated investments. Income or short-term capital gain distributions received from affiliated investments are recorded as dividend income. Long-term capital gain distributions received from affiliated investments are recorded as realized gains.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Fund’s investment in a corresponding series of the Funds Group II is valued at the Net Asset Value (“NAV”) per share of each underlying fund at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Funds’ investments, at September 30, 2016, is disclosed in the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board of Trustees (the “Board”), TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are

Transamerica Institutional Asset Allocation Funds	Page 1	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Each Fund invests substantially all of its investable assets among certain series of the Funds Group II and certain series of the Funds Group II invests substantially all of its investable assets in the Series Portfolio. The summary of the inputs used for each Series Portfolio, in valuing each Portfolio’s assets carried at fair value are discussed in the Security Valuation section of the Series Portfolio’s Notes to Schedules of Investments, which are attached to this report. Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying funds. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are generally categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

4. AFFILIATES AND AFFILIATED TRANSACTIONS

For the period ended September 30, 2016, the Funds’ transactions in and earnings from investments in affiliates of TAM are as follows:

Short Horizon	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Institutional Core Bond	$5,909,092	$701,277	$(1,000,449)	$(9,995)	$249,949	$5,849,874	$103,423	$—
Transamerica Partners Institutional Government Money Market	31,949	3,567,088	(3,574,484)	—	—	24,553	—	—
Transamerica Partners Institutional High Quality Bond	2,004,424	248,951	(333,696)	(10,381)	14,680	1,923,978	28,005	—
Transamerica Partners Institutional High Yield Bond	1,224,436	185,183	(210,995)	(22,213)	121,737	1,298,148	55,214	—
Transamerica Partners Institutional Inflation-Protected Securities	1,921,666	229,493	(327,068)	(15,140)	126,198	1,935,149	11,146	—
Transamerica Partners Institutional International Equity	233,569	48,907	(40,552)	(4,611)	9,189	246,502	4,380	—
Transamerica Partners Institutional Large Growth	396,502	39,413	(62,547)	16,602	(8,952)	381,018	422	—
Transamerica Partners Institutional Large Value	384,665	44,085	(59,918)	8,528	(14,012)	363,348	5,094	—
Transamerica Partners Institutional Small Core	244,180	27,894	(40,685)	4,792	17,681	253,862	1,901	—

Total	$12,350,483	$5,092,291	$(5,650,394)	$(32,418)	$516,470	$12,276,432	$209,585	$—

Transamerica Institutional Asset Allocation Funds	Page 2	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

4. AFFILIATES AND AFFILIATED TRANSACTIONS (continued)

Short/Intermediate Horizon	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Institutional Core Bond	$4,141,528	$376,160	$(881,596)	$9,602	$154,722	$3,800,416	$69,407	$—
Transamerica Partners Institutional Government Money Market	24,344	3,611,031	(3,608,085)	—	—	27,290	—	—
Transamerica Partners Institutional High Quality Bond	1,636,342	148,120	(341,547)	(7,921)	12,080	1,447,074	21,810	—
Transamerica Partners Institutional High Yield Bond	971,660	114,057	(209,847)	(24,362)	98,645	950,153	41,880	—
Transamerica Partners Institutional Inflation-Protected Securities	1,596,132	133,077	(340,399)	3,115	86,214	1,478,139	8,571	—
Transamerica Partners Institutional International Equity	812,420	76,515	(163,640)	(22,707)	28,601	731,189	13,360	—
Transamerica Partners Institutional Large Growth	1,110,276	77,823	(219,783)	42,417	(27,207)	983,526	1,135	—
Transamerica Partners Institutional Large Value	1,120,816	91,026	(219,537)	21,903	(41,987)	972,221	14,337	—
Transamerica Partners Institutional Mid Growth	245,436	33,838	(49,606)	(19,296)	12,173	222,545	2,676	13,118
Transamerica Partners Institutional Mid Value	270,602	22,576	(73,252)	(17,370)	39,450	242,006	2,084	2,447
Transamerica Partners Institutional Small Core	242,438	19,855	(51,006)	2,630	18,102	232,019	1,810	—

Total	$12,171,994	$4,704,078	$(6,158,298)	$(11,989)	$380,793	$11,086,578	$177,070	$15,565

Intermediate Horizon	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Institutional Core Bond	$19,018,474	$1,283,033	$(2,139,293)	$(70,792)	$852,100	$18,943,522	$333,527	$—
Transamerica Partners Institutional Government Money Market	230,540	13,718,148	(13,790,322)	6	—	158,372	—	—
Transamerica Partners Institutional High Quality Bond	6,176,764	402,511	(678,662)	(28,438)	41,763	5,913,938	86,007	—
Transamerica Partners Institutional High Yield Bond	4,428,606	437,076	(509,625)	(29,940)	391,400	4,717,517	199,699	—
Transamerica Partners Institutional Inflation-Protected Securities	8,982,949	518,771	(1,012,838)	(160,602)	684,361	9,012,641	51,929	—
Transamerica Partners Institutional International Equity	8,311,676	1,365,404	(969,763)	25,379	122,801	8,855,497	155,934	—
Transamerica Partners Institutional Large Growth	11,325,914	526,351	(1,195,585)	546,587	(321,992)	10,881,275	12,034	—
Transamerica Partners Institutional Large Value	11,273,116	663,111	(1,173,569)	491,264	(647,831)	10,606,091	148,794	—
Transamerica Partners Institutional Mid Growth	2,397,049	286,043	(258,201)	(67,083)	(1,045)	2,356,763	28,354	139,001
Transamerica Partners Institutional Mid Value	2,522,473	166,239	(286,345)	39,709	187,866	2,629,942	20,921	26,630
Transamerica Partners Institutional Small Growth	2,491,837	118,688	(277,669)	79,343	236,510	2,648,709	—	—
Transamerica Partners Institutional Small Value	2,460,644	135,182	(267,278)	92,562	41,205	2,462,315	16,493	—

Total	$79,620,042	$19,620,557	$(22,559,150)	$917,995	$1,587,138	$79,186,582	$1,053,692	$165,631

Intermediate/Long Horizon	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Institutional Core Bond	$6,942,282	$242,206	$(778,854)	$(26,997)	$314,010	$6,692,647	$121,828	$—
Transamerica Partners Institutional Government Money Market	139,540	6,803,420	(6,846,371)	—	—	96,589	—	—
Transamerica Partners Institutional High Quality Bond	954,485	28,650	(148,412)	(5,609)	7,927	837,041	12,600	—
Transamerica Partners Institutional High Yield Bond	1,792,698	112,939	(207,160)	(9,516)	156,249	1,845,210	80,838	—
Transamerica Partners Institutional Inflation-Protected Securities	4,025,455	93,689	(451,658)	(59,304)	294,028	3,902,210	23,067	—
Transamerica Partners Institutional International Equity	7,990,252	281,984	(854,001)	(16,544)	107,551	7,509,242	137,530	—
Transamerica Partners Institutional Large Growth	9,339,290	146,364	(983,996)	435,947	(249,289)	8,688,316	9,935	—
Transamerica Partners Institutional Large Value	8,365,343	247,177	(866,433)	363,394	(479,855)	7,629,626	110,748	—
Transamerica Partners Institutional Mid Growth	2,121,919	183,614	(228,636)	(61,250)	3,154	2,018,801	24,990	122,510
Transamerica Partners Institutional Mid Value	2,266,956	78,902	(258,937)	62,393	144,091	2,293,405	18,916	23,873
Transamerica Partners Institutional Small Growth	2,199,183	36,113	(249,334)	62,682	219,399	2,268,043	—	—
Transamerica Partners Institutional Small Value	2,168,391	50,768	(237,118)	90,761	29,150	2,101,952	14,655	—

Total	$48,305,794	$8,305,826	$(12,110,910)	$835,957	$546,415	$45,883,082	$555,107	$146,383

Long Horizon	Value December 31, 2015	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2016	Dividend Income	Net Capital Gain Distributions
Transamerica Partners Institutional Core Bond	$1,109,055	$68,715	$(151,279)	$(7,350)	$51,334	$1,070,475	$18,570	$—
Transamerica Partners Institutional Government Money Market	51,786	4,079,477	(4,048,375)	—	—	82,888	—	—
Transamerica Partners Institutional High Quality Bond	136,118	8,179	(11,322)	(427)	710	133,258	1,912	—
Transamerica Partners Institutional High Yield Bond	552,660	50,171	(47,338)	(3,825)	49,520	601,188	25,097	—
Transamerica Partners Institutional Inflation-Protected Securities	888,504	46,610	(75,414)	(9,446)	61,345	911,599	5,240	—
Transamerica Partners Institutional International Equity	6,234,241	408,609	(499,497)	22,400	59,989	6,225,742	107,730	—
Transamerica Partners Institutional Large Growth	6,636,742	270,374	(523,945)	197,113	(54,178)	6,526,106	7,105	—
Transamerica Partners Institutional Large Value	6,138,072	344,919	(478,097)	143,001	(218,628)	5,929,267	81,651	—
Transamerica Partners Institutional Mid Growth	1,715,031	198,314	(137,267)	(38,052)	(10,667)	1,727,359	20,855	102,240
Transamerica Partners Institutional Mid Value	1,802,820	109,778	(152,125)	17,054	147,619	1,925,146	15,008	19,551
Transamerica Partners Institutional Small Growth	1,664,908	75,221	(137,636)	33,774	182,871	1,819,138	—	—
Transamerica Partners Institutional Small Value	1,731,576	86,870	(140,319)	40,835	56,657	1,775,619	11,650	—

Total	$28,661,513	$5,747,237	$(6,402,614)	$395,077	$326,572	$28,727,785	$294,818	$121,791

Transamerica Institutional Asset Allocation Funds	Page 3	September 30, 2016 Form N-Q

Transamerica Partners Portfolios

Transamerica Partners Government Money Market Portfolio

(formerly, Transamerica Partners Money Market Portfolio)

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.5%
Federal Agricultural Mortgage Corp.
0.68% (A), 04/03/2018	$ 13,500,000	$ 13,500,000
Federal Farm Credit Banks
0.47% (A), 04/20/2017	350,000	349,903
0.55% (A), 03/29/2017	10,125,000	10,122,663
0.57% (A), 02/13/2017	2,410,000	2,409,739
0.58% (A), 04/17/2017	5,950,000	5,949,382
0.59% (A), 06/22/2017	12,100,000	12,099,115
0.65% (A), 08/01/2017 - 11/13/2017	14,840,000	14,840,937
Federal Home Loan Banks
0.57% (A), 07/12/2017	14,600,000	14,600,000
0.60% (A), 10/27/2017	20,500,000	20,500,000
0.63% (A), 10/04/2017	24,000,000	24,003,891
0.80% (A), 12/18/2017	7,500,000	7,512,880
0.81% (A), 08/25/2017	9,600,000	9,603,782

Total U.S. Government Agency Obligations (Cost $135,492,292)		135,492,292

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.6%
Federal Agricultural Mortgage Corp.
0.55% (A), 05/09/2017 - 08/25/2017	24,700,000	24,699,824
Federal Agricultural Mortgage Corp. Discount Notes
0.40% (B), 10/11/2016	24,750,000	24,747,319
Federal Farm Credit Banks
0.55% (A), 02/15/2017	24,100,000	24,099,083
Federal Farm Credit Discount Notes
0.37% (B), 12/27/2016	15,000,000	14,986,950
0.49% (B), 11/01/2016	24,500,000	24,489,873
0.50% (B), 11/14/2016	12,100,000	12,092,753
Federal Home Loan Bank Discount Notes
0.28% (B), 12/23/2016	12,370,000	12,362,157
0.34% (B), 11/14/2016 - 11/16/2016	15,000,000	14,993,718
0.35% (B), 11/23/2016	7,500,000	7,496,246
0.35% (B), 12/02/2016 - 12/05/2016	37,500,000	37,477,364
0.37% (B), 10/05/2016	33,900,000	33,898,630
0.38% (B), 10/21/2016	17,300,000	17,296,444
0.49% (B), 01/27/2017	39,450,000	39,387,932
0.55% (B), 11/10/2016	24,000,000	23,985,600
Federal Home Loan Banks
0.53% (A), 01/06/2017 - 06/01/2017	27,100,000	27,098,769
0.59% (A), 10/12/2016 - 04/19/2017	28,900,000	28,900,244

Total Short-Term U.S. Government Agency Obligations (Cost $368,012,906)		368,012,906

REPURCHASE AGREEMENTS - 45.9%
Barclays Capital, Inc. 0.47% (B), dated 09/30/2016, to be repurchased at $71,802,812 on 10/03/2016. Collateralized by U.S. Government Agency Obligations, 3.50% - 6.60%, due 03/18/2027 - 08/01/2046, and with a total value of $73,236,000.	71,800,000	71,800,000
Barclays Capital, Inc. 0.50% (B), dated 09/27/2016, to be repurchased at $34,026,917 on 11/23/2016. Collateralized by a Foreign Government Obligation and U.S. Government Agency Obligations, Zero Coupon - 5.93%, due 05/02/2017 - 09/15/2054, and with a total value of $34,680,592. (C)	34,000,000	34,000,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Goldman Sachs & Co. 0.50% (B), dated 09/30/2016, to be repurchased at $34,501,438 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2046, and with a value of $35,190,000.

	$ 34,500,000	$ 34,500,000
ING Financial Markets LLC 0.35% (B), dated 09/30/2016, to be repurchased at $131,503,835 on 10/03/2016. Collateralized by U.S. Government Agency Obligations, 1.88% - 3.50%, due 09/20/2033 - 07/20/2043, and with a total value of $134,130,844.	131,500,000	131,500,000
Jefferies LLC 0.75% (B), dated 09/30/2016, to be repurchased at $46,602,913 on 10/03/2016. Collateralized by U.S. Government Agency Obligations, 3.50%, due 02/01/2044 - 02/01/2046, and with a total value of $47,532,000.	46,600,000	46,600,000
Nomura Securities International, Inc. 0.52% (B), dated 09/30/2016, to be repurchased at $107,604,663 on 10/03/2016. Collateralized by U.S. Government Agency Obligations, 1.24% - 7.50%, due 10/01/2017 - 07/20/2066, and with a total value of $109,752,000.	107,600,000	107,600,000
State Street Bank & Trust Co. 0.03% (B), dated 09/30/2016, to be repurchased at $341,380 on 10/03/2016. Collateralized by a U.S. Government Obligation, 2.63%, due 07/15/2017, and with a value of $348,980.	341,379	341,379

Total Repurchase Agreements (Cost $426,341,379)		426,341,379

Total Investments (Cost $929,846,577) (D)		929,846,577
Net Other Assets (Liabilities) - (0.0)% (E)		(164,988)

Net Assets - 100.0%		$ 929,681,589

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2016 Form N-Q

Transamerica Partners Government Money Market Portfolio

(formerly, Transamerica Partners Money Market Portfolio)

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$135,492,292	$—	$135,492,292
Short-Term U.S. Government Agency Obligations	—	368,012,906	—	368,012,906
Repurchase Agreements	—	426,341,379	—	426,341,379

Total Investments	$—	$929,846,577	$—	$929,846,577

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(B)	Rates disclosed reflect the yields at September 30, 2016.
(C)	Illiquid security. At September 30, 2016, value of the illiquid security is $34,000,000, representing 3.7% of the Portfolio’s net assets.
(D)	Aggregate cost for federal income tax purposes is $929,846,577.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2016 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 32.7%
American Express Credit Account Master Trust
Series 2014-2, Class A,
1.26%, 01/15/2020	$ 2,000,000	$ 2,004,029
Series 2014-3, Class A,
1.49%, 04/15/2020	1,000,000	1,004,181
Series 2014-4, Class A,
1.43%, 06/15/2020	1,500,000	1,506,605
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class D,
2.68%, 10/09/2018	1,500,000	1,501,812
Series 2013-2, Class C,
1.79%, 03/08/2019	1,777,069	1,780,246
Series 2013-3, Class C,
2.38%, 06/10/2019	1,000,000	1,008,175
Series 2014-3, Class D,
3.13%, 10/08/2020	1,270,000	1,293,846
Series 2015-4, Class C,
2.88%, 07/08/2021	750,000	769,065
Series 2016-1, Class C,
2.89%, 01/10/2022	950,000	975,840
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class B,
3.04%, 03/20/2019 (A)	850,000	854,580
Series 2014-1A, Class A,
2.46%, 07/20/2020 (A)	1,250,000	1,262,677
Series 2014-1A, Class B,
2.96%, 07/20/2020 (A)	375,000	373,449
Barclays Dryrock Issuance Trust
Series 2016-1, Class A,
1.52%, 05/16/2022	2,000,000	2,008,056
Capital Auto Receivables Asset Trust
Series 2013-1, Class C,
1.74%, 10/22/2018	3,105,531	3,108,705
Series 2015-4, Class C,
2.89%, 02/22/2021	1,630,000	1,656,748
Series 2016-1, Class B,
2.67%, 12/21/2020	1,000,000	1,010,648
Series 2016-2, Class B,
2.11%, 03/22/2021	1,000,000	1,007,327
Series 2016-3, Class C,
2.35%, 09/20/2021	725,000	725,527
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7,
5.75%, 07/15/2020	1,000,000	1,043,811
Series 2015-A1, Class A1,
1.39%, 01/15/2021	3,800,000	3,817,261
Series 2015-A8, Class A8,
2.05%, 08/15/2023	3,300,000	3,355,927
Series 2016-A3, Class A3,
1.34%, 04/15/2022	2,920,000	2,927,064
Series 2016-A4, Class A4,
1.33%, 06/15/2022	3,350,000	3,345,166
CarMax Auto Owner Trust
Series 2013-1, Class D,
1.99%, 08/15/2019	1,150,000	1,151,597
Series 2013-2, Class C,
1.61%, 03/15/2019	2,150,000	2,155,755
Series 2015-2, Class C,
2.39%, 03/15/2021	900,000	913,185
Series 2016-1, Class A3,
1.61%, 11/16/2020	2,000,000	2,015,157

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust
Series 2014-A7, Class A7,
1.38%, 11/15/2019	$ 2,000,000	$ 2,007,505
CIT Equipment Collateral
Series 2014-VT1, Class C,
2.65%, 10/20/2022 (A)	2,000,000	2,013,743
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2,
1.02%, 02/22/2019	3,900,000	3,901,265
Series 2014-A4, Class A4,
1.23%, 04/24/2019	3,900,000	3,906,418
CLI Funding V LLC
Series 2013-1A,
2.83%, 03/18/2028 (A)	715,000	693,957
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	465,517	459,372
CNH Equipment Trust
Series 2012-C, Class B,
1.30%, 03/16/2020	640,000	640,429
Series 2013-D, Class B,
1.75%, 04/15/2021	1,100,000	1,103,184
Series 2014-A, Class A3,
0.84%, 05/15/2019	511,688	511,384
Series 2014-B, Class B,
1.93%, 11/15/2021	1,050,000	1,056,273
Series 2014-C, Class A3,
1.05%, 11/15/2019	1,465,630	1,464,854
Series 2015-A, Class B,
2.14%, 08/15/2022	2,000,000	2,021,817
Series 2015-B, Class A3,
1.37%, 07/15/2020	1,000,000	1,001,675
Series 2015-B, Class B,
2.23%, 10/17/2022	1,825,000	1,849,146
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	1,038,203	1,035,545
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	1,239,052	1,240,722
Series 2015-2, Class A,
2.99%, 05/22/2028 (A)	879,440	891,871
Discover Card Execution Note Trust
Series 2014-A5, Class A,
1.39%, 04/15/2020	2,000,000	2,006,435
Series 2015-A4, Class A1,
2.19%, 04/17/2023	3,000,000	3,085,515
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A2,
3.65%, 08/01/2019	1,096,586	1,120,097
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D,
3.50%, 01/15/2019	2,300,000	2,313,305
Series 2015-1, Class B,
1.62%, 01/15/2020	1,050,000	1,050,557
Global SC Finance II SRL
Series 2013-1A, Class A,
2.98%, 04/17/2028 (A)	1,102,708	1,067,044
Hyundai Auto Receivables Trust
Series 2012-C, Class C,
1.42%, 02/15/2019	1,010,000	1,011,371
Invitation Homes Trust
Series 2013-SFR1, Class B,
1.90% (B), 12/17/2030 (A)	1,080,000	1,077,770
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	1,927,397	1,938,716
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	985,426	983,395

The notes are an integral part of this report. Transamerica Partners Portfolio	Page 1	September 30, 2016 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nissan Master Owner Trust Receivables
Series 2015-A, Class A2,
1.44%, 01/15/2020	$ 2,090,000	$ 2,094,666
Sierra Timeshare Receivables Funding LLC
Series 2012-1A, Class B,
3.58%, 11/20/2028 (A)	668,965	670,866
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	682,273	685,513
SMART ABS Trust
Series 2013-2US, Class A4A,
1.18%, 02/14/2019	764,212	761,308
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A,
2.22%, 01/15/2022	2,062,000	2,098,213
Tricon American Homes Trust
Series 2015-SFR1, Class B,
2.18% (B), 05/17/2032 (A)	730,000	730,012
Volkswagen Auto Loan Enhanced Trust
Series 2013-1, Class A4,
0.78%, 07/22/2019	3,167,535	3,164,946
World Financial Network Credit Card Master Trust
Series 2012-C, Class M,
3.32%, 08/15/2022	500,000	514,605
Series 2012-D, Class B,
3.34%, 04/17/2023	1,440,000	1,477,680
Series 2013-A, Class A,
1.61%, 12/15/2021	5,000,000	5,026,038
World Omni Auto Receivables Trust
Series 2015-A, Class A4,
1.75%, 04/15/2021	2,450,000	2,476,857
World Omni Automobile Lease Securitization Trust
Series 2015-A, Class B,
1.94%, 12/15/2020	2,030,000	2,040,262
Series 2016-A, Class A4,
1.61%, 01/15/2022	1,000,000	998,534

Total Asset-Backed Securities (Cost $108,571,646)		108,769,304

CORPORATE DEBT SECURITIES - 28.0%
Automobiles - 1.0%
General Motors Financial Co., Inc.
3.15%, 01/15/2020	3,080,000	3,138,406

Banks - 6.5%
Bank of America Corp.
6.88%, 04/25/2018, MTN	3,941,000	4,251,779
Citigroup, Inc.
1.70%, 04/27/2018	3,425,000	3,428,713
JPMorgan Chase & Co.
2.55%, 10/29/2020	1,000,000	1,018,548
KeyBank NA
1.70%, 06/01/2018	1,330,000	1,336,509
2.35%, 03/08/2019	2,000,000	2,037,654
Lloyds Bank PLC
2.00%, 08/17/2018 (C)	2,000,000	2,008,750
Toronto-Dominion Bank
1.75%, 07/23/2018, MTN (C)	3,820,000	3,843,470
Wells Fargo & Co.
2.55%, 12/07/2020, MTN	3,425,000	3,492,212

		21,417,635

Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	2,000,000	2,063,792

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 3.1%
Deutsche Bank AG
1.35%, 05/30/2017 (C)	$ 3,365,000	$ 3,298,477
Goldman Sachs Group, Inc.
2.07% (B), 04/23/2021 (C)	3,005,000	3,037,803
Morgan Stanley
2.65%, 01/27/2020	4,000,000	4,087,452

		10,423,732

Chemicals - 0.8%
Airgas, Inc.
1.65%, 02/15/2018	2,575,000	2,588,197

Consumer Finance - 2.9%
Ford Motor Credit Co. LLC
1.68% (B), 03/12/2019	1,115,000	1,116,378
2.24%, 06/15/2018	1,500,000	1,511,977
2.94%, 01/08/2019, MTN	1,000,000	1,024,194
PACCAR Financial Corp.
1.75%, 08/14/2018, MTN	760,000	768,456
Toyota Motor Credit Corp.
1.70%, 02/19/2019, MTN	2,025,000	2,040,797
Visa, Inc.
2.20%, 12/14/2020	3,075,000	3,153,631

		9,615,433

Diversified Financial Services - 0.8%
Bear Stearns Cos. LLC
7.25%, 02/01/2018	2,500,000	2,684,750

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
2.80%, 02/17/2021	900,000	926,051
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	1,300,000	1,302,447

		2,228,498

Electronic Equipment, Instruments & Components - 1.0%
Cisco Systems, Inc.
1.40%, 09/20/2019	3,240,000	3,242,829

Energy Equipment & Services - 1.0%
Schlumberger Norge AS
1.25%, 08/01/2017 (A)	3,450,000	3,446,840

Equity Real Estate Investment Trusts - 1.6%
HCP, Inc.
6.70%, 01/30/2018, MTN	4,100,000	4,374,270
Ventas Realty, LP
1.25%, 04/17/2017	1,000,000	999,573

		5,373,843

Food & Staples Retailing - 1.1%
CVS Health Corp.
2.80%, 07/20/2020	3,500,000	3,626,189

Insurance - 0.7%
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (A)	2,200,000	2,206,039

Machinery - 0.9%
John Deere Capital Corp.
1.25%, 10/09/2019, MTN	2,875,000	2,856,177

Media - 0.9%
Comcast Cable Communications LLC
8.88%, 05/01/2017	2,880,000	3,004,117

The notes are an integral part of this report. Transamerica Partners Portfolio	Page 2	September 30, 2016 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.
1.72%, 06/24/2018	$ 1,500,000	$ 1,513,219
Husky Energy, Inc.
6.20%, 09/15/2017	2,420,000	2,524,859
Kinder Morgan, Inc.
7.00%, 06/15/2017	1,545,000	1,598,846
Petroleos Mexicanos
2.70% (B), 07/18/2018	3,250,000	3,282,500
Total Capital International SA
1.55%, 06/28/2017	1,500,000	1,504,278

		10,423,702

Pharmaceuticals - 0.4%
Bayer US Finance LLC
1.50%, 10/06/2017 (A)	1,430,000	1,428,646

Semiconductors & Semiconductor Equipment - 0.3%
Altera Corp.
2.50%, 11/15/2018	1,050,000	1,077,792

Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017 (A)	2,105,000	2,121,861

Total Corporate Debt Securities (Cost $92,411,119)		92,968,478

MORTGAGE-BACKED SECURITIES - 18.2%
Banc of America Commercial Mortgage Trust
Series 2006-4, Class AJ,
5.70% (B), 07/10/2046	1,544,817	1,522,653
Series 2008-1, Class A4,
6.44% (B), 02/10/2051	3,893,968	4,041,314
Series 2008-1, Class AJ,
6.48% (B), 02/10/2051	1,850,000	1,838,812
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW15, Class AM,
5.36%, 02/11/2044	5,000,000	4,799,978
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4,
5.32%, 12/11/2049	2,414,969	2,425,280
COMM Mortgage Trust
Series 2007-C9, Class AMFL,
1.16% (B), 12/10/2049 (A)	4,000,000	3,939,988
Series 2012-9W57, Class A,
2.36%, 02/10/2029 (A)	4,050,000	4,058,462
Series 2013-CR12, Class A1,
1.30%, 10/10/2046	3,247,657	3,248,529
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.74%, 11/10/2046 (A)	55,349	55,563
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A1,
1.25%, 01/15/2047	1,990,624	1,989,362
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2002-C2, Class E,
5.99% (B), 12/12/2034	93,994	94,664
Series 2005-LDP2, Class D,
4.94% (B), 07/15/2042	5,000,000	5,007,304
Series 2005-LDP2, Class E,
4.98% (B), 07/15/2042	3,680,000	3,661,210

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
Series 2005-LDP5, Class F,
5.73% (B), 12/15/2044	$ 2,900,000	$ 2,882,411
Series 2006-LDP8, Class AJ,
5.48% (B), 05/15/2045	371,846	372,743
Series 2007-LDPX, Class AM,
5.46% (B), 01/15/2049	2,940,000	2,882,273
Series 2011-C3, Class E,
5.80% (B), 02/15/2046 (A)	1,900,000	1,986,985
Series 2012-C8, Class A2,
1.80%, 10/15/2045	3,122,140	3,131,948
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class E,
4.98% (B), 01/15/2036 (D)	1,490,000	126,947
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E,
5.35% (B), 11/14/2042	4,000,000	3,992,732
Series 2006-T21, Class C,
5.33% (B), 10/12/2052 (A)	1,390,000	1,374,291
SCG Trust
Series 2013-SRP1, Class AJ,
2.47% (B), 11/15/2026 (A)	2,230,000	2,171,674
Sequoia Mortgage Trust
Series 2012-2, Class A2,
3.50% (B), 04/25/2042	15,818	15,792
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class C,
6.01% (B), 05/15/2043	4,000,000	3,990,964
WFRBS Commercial Mortgage Trust
Series 2013-C18, Class A1,
1.19%, 12/15/2046	1,040,174	1,038,175

Total Mortgage-Backed Securities (Cost $62,457,540)		60,650,054

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.5%
Federal Home Loan Mortgage Corp.
2.60% (B), 06/01/2033	1,065,293	1,120,189
4.50%, 09/01/2026	1,631,572	1,718,514
Federal National Mortgage Association
5.60%, 04/01/2017	1,420,124	1,421,791
FREMF Mortgage Trust
Series 2013-K502, Class B,
2.72% (B), 03/25/2045 (A)	1,820,000	1,823,444
Government National Mortgage Association
4.53%, 12/20/2061	2,281,609	2,404,925
4.66%, 11/20/2061	1,175,155	1,230,402
4.67%, 09/20/2063	2,617,353	2,739,816
4.75%, 02/20/2061 - 02/20/2063	3,143,870	3,302,003
4.82%, 02/20/2061	308,290	321,089
4.84%, 06/20/2063	2,228,097	2,352,905
4.87%, 05/20/2061 - 05/20/2062	3,017,326	3,157,881
5.27%, 11/20/2060	1,910,755	2,029,277
5.31%, 04/20/2061	1,180,505	1,245,552
5.48%, 01/20/2060	4,801,844	5,039,719
5.65%, 06/20/2059	1,249,500	1,278,673
5.75%, 12/15/2022	319,853	350,187

Total U.S. Government Agency Obligations (Cost $33,237,389)		31,536,367

The notes are an integral part of this report. Transamerica Partners Portfolio	Page 3	September 30, 2016 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 9.2%
U.S. Treasury Note
0.88%, 07/31/2019	$ 28,546,000	$ 28,552,680
1.50%, 05/31/2020	2,000,000	2,034,296

Total U.S. Government Obligations (Cost $30,579,783)		30,586,976

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (E)	5,664,508	5,664,508

Total Securities Lending Collateral (Cost $5,664,508)		5,664,508

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.03% (E), dated 09/30/2016, to be repurchased at $13,483,037 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $13,756,394.	$ 13,483,003	13,483,003

Total Repurchase Agreement (Cost $13,483,003)		13,483,003

Total Investments (Cost $346,404,988) (F)		343,658,690
Net Other Assets (Liabilities) - (3.4)%		(11,154,976)

Net Assets - 100.0%		$ 332,503,714

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$108,769,304	$—	$108,769,304
Corporate Debt Securities	—	92,968,478	—	92,968,478
Mortgage-Backed Securities	—	60,650,054	—	60,650,054
U.S. Government Agency Obligations	—	31,536,367	—	31,536,367
U.S. Government Obligations	—	30,586,976	—	30,586,976
Securities Lending Collateral	5,664,508	—	—	5,664,508
Repurchase Agreement	—	13,483,003	—	13,483,003

Total Investments	$5,664,508	$337,994,182	$—	$343,658,690

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	September 30, 2016 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of  compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $40,593,025, representing 12.2% of the Portfolio’s net assets.

(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(C)

All or a portion of the securities are on loan. The total value of all securities on loan is $5,550,842. The amount of securities on loan indicated may not  correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(D)	Illiquid security. At September 30, 2016, value of the illiquid security is $126,947, representing less than 0.1% of the Portfolio’s net assets.
(E)	Rates disclosed reflect the yields at September 30, 2016.
(F)

Aggregate cost for federal income tax purposes is $346,404,988. Aggregate gross unrealized appreciation and depreciation for all securities is $1,424,365 and  $4,170,663, respectively. Net unrealized depreciation for tax purposes is $2,746,298.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended  September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	September 30, 2016 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.6%
Greece - 0.0% (A)
Hellenic Republic Government Bond
0.00% (B), 10/15/2042	EUR 366,000	$ 987

Italy - 0.6%
Italy Buoni Poliennali del Tesoro
1.25%, 09/15/2032 (C)	440,021	540,317
2.55%, 09/15/2041 (C)	417,821	632,696
2.60%, 09/15/2023 (C)	250,884	335,490

		1,508,503

New Zealand - 1.0%
New Zealand Government Bond
2.50%, 09/20/2035 (C)	NZD 800,000	658,538
3.00%, 09/20/2030 (C)	2,102,000	1,836,795

		2,495,333

Total Foreign Government Obligations (Cost $3,726,684)		4,004,823

U.S. GOVERNMENT OBLIGATIONS - 97.2%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 3,218,756	3,227,321
0.75%, 02/15/2042	9,554,564	9,844,344
1.00%, 02/15/2046	147,274	162,801
1.38%, 02/15/2044	4,899,734	5,812,080
1.75%, 01/15/2028	8,977,481	10,507,989
2.00%, 01/15/2026	5,874,708	6,900,073
2.13%, 02/15/2040 - 02/15/2041	11,769,556	15,743,132
2.38%, 01/15/2025 - 01/15/2027	14,245,439	17,202,221
2.50%, 01/15/2029	7,263,497	9,220,726
3.38%, 04/15/2032	801,838	1,176,632
3.63%, 04/15/2028	6,561,815	9,060,299
3.88%, 04/15/2029 (D)	7,971,099	11,485,684
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2019 - 07/15/2026	84,086,952	85,547,209
0.25%, 01/15/2025	4,470,708	4,553,559
0.38%, 07/15/2023	10,465,396	10,845,310
0.63%, 07/15/2021 - 01/15/2026	23,530,599	24,701,888
1.13%, 01/15/2021	9,989,362	10,631,218
1.25%, 07/15/2020	5,583,761	5,966,181
1.38%, 07/15/2018 - 01/15/2020	9,713,843	10,268,757

Total U.S. Government Obligations (Cost $244,171,378)		252,857,424

	Number of Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.0% (A)
Put - 10-Year U.S. Treasury Note Futures
Exercise Price $129
Expiration Date 11/25/2016	188	32,313

Total Exchange-Traded Options Purchased (Cost $93,960)		32,313

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.2% (E)
Call - USD vs. CAD
Exercise Price $1
Expiration Date 11/03/2016, BCLY	5,310,000	51,072

	Number of Contracts	Value
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED (continued)
Call - USD vs. CAD
Exercise Price $1
Expiration Date 11/03/2016, BCLY	5,310,000	$ 568
Call - USD vs. JPY
Exercise Price $103
Expiration Date 10/20/2016, DUB	7,760,000	26,780
Call - USD vs. MXN
Exercise Price $18
Expiration Date 11/03/2016, BCLY	5,310,000	314,814
Call - USD vs. MXN
Exercise Price $20
Expiration Date 11/03/2016, BCLY	5,310,000	58,569
Put - CHF vs. NOK
Exercise Price CHF 8
Expiration Date 02/14/2017, UBS	2,560,000	19,542
Put - CHF vs. NOK
Exercise Price CHF 8
Expiration Date 02/17/2017, UBS	2,560,000	41,361
Put - EUR vs. USD
Exercise Price EUR 1
Expiration Date 11/03/2016, BNP	4,675,000	10
Put - EUR vs. USD
Exercise Price EUR 1
Expiration Date 11/03/2016, BNP	4,675,000	5,372
Put - GBP vs. USD
Exercise Price GBP 1
Expiration Date 12/23/2016, HSBC	2,020,000	18,220

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $551,009)		536,308

	Notional Amount	Value
OVER-THE-COUNTER INFLATION-CAPPED OPTIONS PURCHASED - 0.0% (E)
Call - U.S. CPI Urban Consumers NAS
Exercise Rate 2.00%
Expiration Date 11/06/2016, DUB	$ 8,440,000	—	(F)
Call - U.S. CPI Urban Consumers NAS
Exercise Rate 2.00%
Expiration Date 11/10/2016, DUB	3,370,000	—	(F)

Total Over-the-Counter Inflation-Capped Options Purchased (Cost $11,303)		—	(F)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.2% (E)
Call - Pays Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 2.68%
Expiration Date 01/12/2021, DUB	1,500,000	363,619
Put - Receives Floating Rate Index 3-Month USD-LIBOR
Exercise Rate 2.68%
Expiration Date 01/12/2021, DUB	1,500,000	102,317
Put - Receives Floating Rate Index 6-Month EUR-EURIBOR
Exercise Rate 2.50%
Expiration Date 06/08/2022, DUB	EUR 3,200,000	119,072

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $785,664)		585,008

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2016 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.2%
Money Market Fund - 1.2%
BlackRock Provident TempFund 24	3,055,078	$ 3,055,078

Total Short-Term Investment Company (Cost $3,055,078)		3,055,078

Total Investments (Cost $252,395,076) (G)		261,070,954
Net Other Assets (Liabilities) - (0.4)%		(962,143)

Net Assets - 100.0%		$ 260,108,811

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN: (E)

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums (Received)	Value
Call - GBP vs. USD	HSBC	GBP	1.35	12/23/2016	GBP	2,020,000	$(16,334)	$(16,479)
Call - USD vs. CAD	BCLY	USD	1.37	11/03/2016	USD	10,620,000	(97,994)	(15,803)
Call - USD vs. JPY	DUB	USD	104.50	10/20/2016	USD	7,760,000	(34,842)	(8,645)
Call - USD vs. MXN	BCLY	USD	19.00	11/03/2016	USD	10,620,000	(185,750)	(331,567)
Put - EUR vs. USD	BNP	EUR	1.06	11/03/2016	EUR	9,350,000	(88,140)	(966)

Total							$(423,060)	$(373,460)

OVER-THE-COUNTER INFLATION-CAPPED OPTIONS WRITTEN: (E)

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	DUB	2.50%	HICP Index	04/26/2022	EUR	1,070,000	$(74,168)	$(261)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN: (E)

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call - 2-Year	DUB	3-Month USD-LIBOR	Receive	0.90%	06/07/2018	USD	16,100,000	$(79,851)	$(63,630)
Put - 2-Year	DUB	3-Month USD-LIBOR	Pay	1.90	06/07/2018	USD	16,100,000	(68,279)	(35,584)
Put - 5-Year	DUB	3-Month USD-LIBOR	Pay	2.10	01/12/2017	USD	12,300,000	(114,775)	(1,778)
Put - 20-Year	DUB	6-Month EUR-EURIBOR	Pay	4.50	06/08/2022	EUR	3,200,000	(150,269)	(18,716)

Total								$(413,174)	$(119,708)

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2016 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS: (H)

Interest Rate Swap Agreements – Fixed Rate Payable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.13%	02/28/2021	USD	10,400,000	$18,463	$—	$18,463
3-Month USD-LIBOR	1.31	08/15/2023	USD	3,815,000	4,711	—	4,711
3-Month USD-LIBOR	1.72	02/15/2036	USD	1,598,000	13,921	—	13,921
3-Month USD-LIBOR	1.73	08/31/2046	USD	1,000,000	24,378	—	24,378
3-Month USD-LIBOR	1.80	08/19/2046	USD	972,000	5,887	—	5,887
1-Year OIS Federal Funds Rate	0.78	02/28/2021	USD	2,980,000	1,708	—	1,708

Total					$69,068	$—	$69,068

Interest Rate Swap Agreements – Fixed Rate Receivable

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	1.02%	09/30/2018	USD	26,640,000	$(5,421)	$—	$(5,421)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	110	12/18/2017	—	(27,677)
90-Day Eurodollar	Long	157	09/17/2018	—	(9,987)
90-Day Eurodollar	Short	(110)	12/17/2018	28,777	—
2-Year U.S. Treasury Note	Short	(190)	12/30/2016	$—	$(13,137)
5-Year U.S. Treasury Note	Long	242	12/30/2016	71,789	—
10-Year U.S. Treasury Bond	Short	(45)	12/20/2016	—	(22,905)
10-Year U.S. Treasury Note	Long	62	12/20/2016	3,655	—
Euro-BTP Italy Government Bond	Short	(16)	12/08/2016	5,556	—
German Euro BOBL	Short	(1)	12/08/2016	—	(518)
German Euro Bund	Short	(15)	12/08/2016	—	(16,302)
U.S. Treasury Bond	Short	(18)	12/20/2016	56,745	—
U.S. Treasury Bond	Short	(38)	12/20/2016	—	(10,878)

Total				$166,522	$(101,404)

FORWARD FOREIGN CURRENCY CONTRACTS: (E)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/05/2016	EUR	3,353,000	USD	3,778,036	$—	$(10,584)
BNP	10/05/2016	USD	22,509	EUR	20,000	37	—
CBA	10/05/2016	USD	1,929,270	NZD	2,667,000	—	(12,306)
CBA	11/03/2016	USD	2,421,761	NZD	3,337,000	—	(4,689)
NSI	11/03/2016	USD	41,527	GBP	32,000	22	—
RBS	10/05/2016	USD	5,004,295	EUR	4,486,000	—	(36,204)
RBS	10/05/2016	USD	41,965	GBP	32,000	483	—
RBS	11/03/2016	USD	1,241,485	EUR	1,106,000	—	(2,895)
WBC	10/05/2016	USD	511,767	NZD	687,000	11,631	—

Total						$12,173	$(66,678)

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2016 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligations	$—	$4,004,823	$—	$4,004,823
U.S. Government Obligations	—	252,857,424	—	252,857,424
Exchange-Traded Options Purchased	32,313	—	—	32,313
Over-the-Counter Foreign Exchange Options Purchased	—	536,308	—	536,308
Over-the-Counter Inflation-Capped Options Purchased	—	— (F	)	—	—	(F)
Over-the-Counter Interest Rate Swaptions Purchased	—	585,008	—	585,008
Short-Term Investment Company	3,055,078	—	—	3,055,078

Total Investments	$3,087,391	$257,983,563	$—	$261,070,954

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$69,068	$—	$69,068
Futures Contracts (J)	166,522	—	—	166,522
Forward Foreign Currency Contracts (J)	—	12,173	—	12,173

Total Other Financial Instruments	$166,522	$81,241	$—	$247,763

LIABILITIES
Other Financial Instruments
Over-the-Counter Foreign Exchange Options Written	$—	$(373,460)	$—	$(373,460)
Over-the-Counter Inflation-Capped Options Written	—	(261)	—	(261)
Over-the-Counter Interest Rate Swaptions Written	—	(119,708)	—	(119,708)
Centrally Cleared Interest Rate Swap Agreements	—	(5,421)	—	(5,421)
Futures Contracts (J)	(101,404)	—	—	(101,404)
Forward Foreign Currency Contracts (J)	—	(66,678)	—	(66,678)

Total Other Financial Instruments	$(101,404)	$(565,528)	$—	$(666,932)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable rate security. The rate disclosed is as of September 30, 2016.
(C)

Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the  United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2016, the total value of Regulation S securities is $4,003,836, representing 1.5% of the Portfolio’s net assets.

(D)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $546,335.

(E)	Cash in the amount of $580,000 has been segregated by the broker as collateral for open options, swaptions and/or forward foreign currency contracts.
(F)	Securities deemed worthless.
(G)

Aggregate cost for federal income tax purposes is $252,395,076. Aggregate gross unrealized appreciation and depreciation for all securities is $9,675,597 and  $999,719, respectively. Net unrealized appreciation for tax purposes is $8,675,878.

(H)	Cash in the amount of $457,220 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(I)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended  September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	September 30, 2016 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
CBA	Commonwealth Bank of Australia
DUB	Deutsche Bank AG
HSBC	HSBC Bank USA
NSI	Nomura Securities International, Inc.
RBS	Royal Bank of Scotland PLC
UBS	UBS AG
WBC	Westpac Banking Corp.

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offer Rate
HICP	Harmonized Indices of Consumer Prices
LIBOR	London Interbank Offered Rate
NAS	National Academy of Sciences
NSA	Not Seasonally Adjusted
OIS	Overnight Indexed Swap

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	September 30, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 3,447,379	$ 3,828,907
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (A)	1,000,000	999,747
Series 2014-1A, Class A,
2.46%, 07/20/2020 (A)	2,357,000	2,380,903
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
2.11% (B), 07/18/2027 (A)	4,560,000	4,568,846
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	2,420,712	2,426,749
Conseco Finance Securitizations Corp.
Series 2002-2, Class A2,
6.03% (B), 03/01/2033	71,724	71,905
Hertz Vehicle Financing LLC
Series 2016-3A, Class A,
2.27%, 07/25/2020 (A)	2,270,000	2,272,057
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
1.85% (B), 04/20/2026 (A)	1,610,000	1,596,772
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (A)	2,059,012	2,059,304
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	2,463,564	2,458,487
NRZ Advance Receivables Trust
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (A)	5,920,000	5,952,967
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.21% (B), 04/17/2027 (A)	4,650,000	4,650,977
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (A)	6,115,000	6,127,438
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A,
2.20% (B), 07/20/2027 (A)	4,575,000	4,576,784
RAAC Trust
Series 2007-RP4, Class A,
0.87% (B), 11/25/2046 (A)	892,890	772,179
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (B), 10/15/2044 (A)	9,030,000	9,156,900
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (A)	781,016	783,761
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	1,492,362	1,484,724
Series 2014-2A, Class A,
2.05%, 06/20/2031 (A)	1,295,249	1,296,014
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	1,002,480	1,007,241
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	1,040,152	1,048,390
Series 2016-2A, Class A,
2.33%, 07/20/2033 (A)	2,086,511	2,086,917
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (A)	1,353,056	1,340,497

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (A)	$ 3,396,603	$ 3,197,292
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (A)	1,173,716	1,177,525
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A) (C)	2,980,000	3,002,916
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.47% (B), 10/15/2018 (A)	6,291,000	6,229,160
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	1,500,000	1,504,943
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1,
2.51% (B), 10/20/2028 (A) (C)	3,170,000	3,170,000

Total Asset-Backed Securities (Cost $81,496,532)		81,230,302

CORPORATE DEBT SECURITIES - 40.8%
Air Freight & Logistics - 0.2%
FedEx Corp.
4.90%, 01/15/2034	1,075,000	1,233,360
5.10%, 01/15/2044	1,260,000	1,497,035

		2,730,395

Airlines - 1.8%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	2,264,224	2,321,056
3.70%, 04/01/2028	3,927,584	4,104,326
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	7,109,808	7,678,593
6.82%, 02/10/2024	553,772	654,835
7.75%, 06/17/2021	383,139	432,468
United Airlines Pass-Through Trust
3.75%, 03/03/2028	6,685,780	7,036,783

		22,228,061

Auto Components - 0.2%
BorgWarner, Inc.
3.38%, 03/15/2025 (D)	2,235,000	2,286,215

Automobiles - 0.3%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	1,777,143	1,815,279
General Motors Co.
4.88%, 10/02/2023	850,000	920,909
6.25%, 10/02/2043	500,000	590,120

		3,326,308

Banks - 7.6%
Bank of America Corp.
2.63%, 10/19/2020, MTN	1,035,000	1,056,209
4.10%, 07/24/2023	1,595,000	1,724,324
4.45%, 03/03/2026, MTN	1,325,000	1,421,999
5.75%, 12/01/2017	1,965,000	2,058,815
Bank One Capital III
8.75%, 09/01/2030	560,000	813,911
Bank One Corp.
8.00%, 04/29/2027	470,000	640,785
Barclays Bank PLC
10.18%, 06/12/2021 (A)	9,240,000	11,808,655
Branch Banking & Trust Co.
3.80%, 10/30/2026	1,980,000	2,150,829

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
1.70%, 04/27/2018	$ 5,142,000	$ 5,147,574
2.26% (B), 09/01/2023	3,405,000	3,421,296
3.38%, 03/01/2023	1,380,000	1,443,055
6.68%, 09/13/2043	490,000	644,761
Commerzbank AG
8.13%, 09/19/2023 (A)	6,715,000	7,725,608
Cooperatieve Rabobank UA
2.25%, 01/14/2019	620,000	629,938
11.00% (B), 06/30/2019 (A) (E)	8,795,000	10,652,944
Discover Bank
3.45%, 07/27/2026	1,280,000	1,287,474
First Horizon National Corp.
3.50%, 12/15/2020	2,345,000	2,393,431
HSBC Holdings PLC
4.25%, 03/14/2024	485,000	500,274
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	1,405,000	1,282,155
JPMorgan Chase & Co.
2.00%, 08/15/2017	5,975,000	6,009,195
3.25%, 09/23/2022	1,745,000	1,830,297
4.85%, 02/01/2044 (D)	490,000	591,535
6.75% (B), 02/01/2024 (D) (E)	412,000	454,745
JPMorgan Chase Bank NA
6.00%, 10/01/2017	860,000	896,910
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (A)	2,245,000	2,248,195
Nordea Bank AB
4.25%, 09/21/2022 (A)	9,640,000	10,414,699
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	1,685,000	1,756,137
6.40%, 10/21/2019	1,130,000	1,248,887
Societe Generale SA
5.00%, 01/17/2024 (A) (D)	2,315,000	2,417,207
Toronto-Dominion Bank
3.63% (B), 09/15/2031	3,050,000	3,058,412
Wells Fargo & Co.
2.15%, 01/15/2019 (D)	912,000	923,322
4.13%, 08/15/2023	1,855,000	1,985,121
5.38%, 11/02/2043	550,000	638,524
5.90% (B), 06/15/2024 (E)	1,080,000	1,119,150
Wells Fargo Bank NA
5.95%, 08/26/2036	1,217,000	1,539,299

		93,935,672

Beverages - 0.6%
Molson Coors Brewing Co.
2.10%, 07/15/2021	2,605,000	2,628,974
SABMiller Holdings, Inc.
4.95%, 01/15/2042 (A)	4,189,000	4,892,974

		7,521,948

Biotechnology - 0.9%
Celgene Corp.
3.88%, 08/15/2025	3,585,000	3,833,114
5.00%, 08/15/2045	4,585,000	5,162,330
Gilead Sciences, Inc.
4.15%, 03/01/2047	1,399,000	1,429,904

		10,425,348

Capital Markets - 4.0%
Ameriprise Financial, Inc.
3.70%, 10/15/2024 (D)	3,495,000	3,783,862
Deutsche Bank AG
2.12% (B), 08/20/2020	2,535,000	2,392,921

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	$ 4,225,000	$ 4,446,369
5.75%, 01/24/2022	3,555,000	4,129,271
6.25%, 02/01/2041	490,000	640,711
6.75%, 10/01/2037	1,557,000	1,982,544
Macquarie Group, Ltd.
6.25%, 01/14/2021 (A)	5,645,000	6,442,029
Morgan Stanley
5.00%, 11/24/2025	1,260,000	1,405,782
5.75%, 01/25/2021	8,880,000	10,122,623
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	4,080,000	4,614,908
State Street Capital Trust IV
1.85% (B), 06/01/2077	285,000	245,100
UBS AG
7.63%, 08/17/2022	5,385,000	6,273,525
UBS Group Funding Jersey, Ltd.
4.13%, 09/24/2025 (A)	2,883,000	3,021,352

		49,500,997

Chemicals - 0.3%
LyondellBasell Industries NV
5.00%, 04/15/2019	1,217,000	1,306,186
Monsanto Co.
4.40%, 07/15/2044	2,705,000	2,801,690

		4,107,876

Commercial Services & Supplies - 0.5%
ERAC USA Finance LLC
3.85%, 11/15/2024 (A)	3,020,000	3,249,297
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (A)	2,325,000	2,326,590

		5,575,887

Communications Equipment - 0.4%
Cisco Systems, Inc.
2.13%, 03/01/2019	797,000	812,590
Harris Corp.
5.55%, 10/01/2021	3,442,000	3,922,159

		4,734,749

Construction Materials - 0.5%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (A) (D)	955,000	986,754
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	5,140,000	5,476,079

		6,462,833

Consumer Finance - 0.2%
American Express Co.
4.05%, 12/03/2042	990,000	1,034,258
Discover Financial Services
3.85%, 11/21/2022	1,111,000	1,152,529
Ford Motor Credit Co. LLC
4.38%, 08/06/2023 (D)	706,000	758,971

		2,945,758

Containers & Packaging - 0.2%
International Paper Co.
4.75%, 02/15/2022	2,047,000	2,279,924

Diversified Financial Services - 0.2%
Bear Stearns Cos. LLC
4.65%, 07/02/2018	1,706,000	1,798,501

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 2.0%
AT&T, Inc.
3.00%, 06/30/2022	$ 4,480,000	$ 4,605,924
3.40%, 05/15/2025	2,735,000	2,809,961
4.35%, 06/15/2045	1,445,000	1,423,402
4.60%, 02/15/2021	1,685,000	1,848,521
5.00%, 03/01/2021	905,000	1,013,290
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	790,000	786,919
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (D)	1,902,000	1,529,921
Sprint Capital Corp.
6.88%, 11/15/2028 (D)	822,000	771,652
Verizon Communications, Inc.
3.45%, 03/15/2021 (D)	1,125,000	1,198,675
4.50%, 09/15/2020	1,135,000	1,245,513
5.15%, 09/15/2023	2,975,000	3,465,658
6.55%, 09/15/2043	2,901,000	3,922,398

		24,621,834

Electric Utilities - 1.5%
Appalachian Power Co.
3.40%, 06/01/2025 (D)	2,700,000	2,876,726
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	529,760
8.88%, 11/15/2018	449,000	513,993
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	4,720,000	4,607,613
Entergy Arkansas, Inc.
3.70%, 06/01/2024	1,110,000	1,206,826
Jersey Central Power & Light Co.
7.35%, 02/01/2019	1,000,000	1,115,048
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	333,000	368,148
5.30%, 06/01/2042	525,000	668,355
PacifiCorp
3.60%, 04/01/2024 (D)	3,380,000	3,681,675
5.75%, 04/01/2037	400,000	523,787
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	2,760,000	2,917,441

		19,009,372

Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (A)	2,040,000	2,127,177
Schlumberger Investment SA
3.65%, 12/01/2023	835,000	903,494
Weatherford International, Ltd.
5.95%, 04/15/2042	960,000	657,600

		3,688,271

Equity Real Estate Investment Trusts - 2.4%
CBL & Associates, LP
5.25%, 12/01/2023	2,982,000	3,045,627
EPR Properties
4.50%, 04/01/2025 (D)	4,740,000	4,803,085
HCP, Inc.
3.40%, 02/01/2025	1,665,000	1,644,484
Kilroy Realty, LP
4.25%, 08/15/2029	6,355,000	6,700,108
Realty Income Corp.
3.88%, 07/15/2024	4,095,000	4,318,722
Simon Property Group, LP
3.38%, 10/01/2024	6,665,000	7,078,150

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	$ 535,000	$ 548,246
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	1,655,000	1,677,541

		29,815,963

Food & Staples Retailing - 0.8%
CVS Health Corp.
2.25%, 08/12/2019	3,890,000	3,963,144
5.30%, 12/05/2043	319,000	395,547
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	1,258,000	1,402,987
4.30%, 04/22/2044 (D)	945,000	1,110,091
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	2,653,000	2,805,497

		9,677,266

Food Products - 0.6%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	1,470,000	1,479,103
Kraft Heinz Foods Co.
4.38%, 06/01/2046	2,277,000	2,409,125
4.88%, 02/15/2025 (A)	1,545,000	1,703,803
Mondelez International, Inc.
2.25%, 02/01/2019 (D)	1,570,000	1,596,985

		7,189,016

Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
2.65%, 10/01/2018	1,062,000	1,086,311

Health Care Providers & Services - 1.0%
Aetna, Inc.
4.75%, 03/15/2044	345,000	388,875
Anthem, Inc.
1.88%, 01/15/2018	1,930,000	1,939,287
2.30%, 07/15/2018	1,930,000	1,955,264
3.30%, 01/15/2023	620,000	649,760
Coventry Health Care, Inc.
5.45%, 06/15/2021	1,632,000	1,860,927
Express Scripts Holding Co.
3.40%, 03/01/2027 (D)	2,410,000	2,423,684
4.80%, 07/15/2046	660,000	685,589
Tenet Healthcare Corp.
6.25%, 11/01/2018	1,010,000	1,078,175
UnitedHealth Group, Inc.
3.38%, 11/15/2021	650,000	696,396

		11,677,957

Household Durables - 0.2%
Newell Brands, Inc.
4.20%, 04/01/2026 (D)	2,330,000	2,537,622

Household Products - 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	2,320,000	2,407,000

Industrial Conglomerates - 0.9%
General Electric Co.
5.00% (B), 01/21/2021 (E)	9,493,000	10,095,331
6.88%, 01/10/2039, MTN	500,000	753,136

		10,848,467

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 2.8%
American International Group, Inc.
4.13%, 02/15/2024	$ 629,000	$ 677,759
8.18% (B), 05/15/2068	1,070,000	1,431,928
CNA Financial Corp.
5.88%, 08/15/2020	1,765,000	2,004,510
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,320,000	1,453,242
Genworth Holdings, Inc.
7.63%, 09/24/2021	1,125,000	1,074,375
Lincoln National Corp.
8.75%, 07/01/2019	3,140,000	3,695,987
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (A)	2,470,000	2,472,593
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	1,690,000	1,707,265
Pacific Life Insurance Co.
9.25%, 06/15/2039 (A)	4,240,000	6,599,005
Principal Financial Group, Inc.
8.88%, 05/15/2019	2,360,000	2,780,658
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	1,465,000	1,644,539
7.38%, 06/15/2019, MTN	1,595,000	1,835,780
Reinsurance Group of America, Inc.
3.52% (B), 12/15/2065 (D)	8,476,000	6,526,520

		33,904,161

IT Services - 0.3%
International Business Machines Corp.
3.63%, 02/12/2024 (D)	1,543,000	1,680,089
MasterCard, Inc.
2.00%, 04/01/2019 (D)	1,366,000	1,387,766
3.38%, 04/01/2024	878,000	946,536

		4,014,391

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	3,515,000	3,573,585

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (A)	1,245,000	1,251,111

Media - 0.8%
21st Century Fox America, Inc.
7.63%, 11/30/2028	1,045,000	1,443,024
CBS Corp.
4.63%, 05/15/2018	655,000	686,890
5.75%, 04/15/2020	520,000	585,730
Comcast Corp.
5.88%, 02/15/2018	2,649,000	2,813,617
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (A) (E)	1,500,000	1,601,250
NBCUniversal Media LLC
4.38%, 04/01/2021	1,075,000	1,196,144
4.45%, 01/15/2043	1,359,000	1,528,213

		9,854,868

Metals & Mining - 0.2%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (D)	1,031,000	1,128,693
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,125,000	1,009,598
Rio Tinto Finance USA PLC
2.88%, 08/21/2022	390,000	409,501

		2,547,792

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	$ 539,000	$ 588,139
4.88%, 03/01/2044	725,000	850,759

		1,438,898

Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (D)	1,485,000	1,678,108
Apache Corp.
4.25%, 01/15/2044	360,000	349,711
4.75%, 04/15/2043	520,000	531,316
BP Capital Markets PLC
3.12%, 05/04/2026	3,120,000	3,188,344
Energy Transfer Partners, LP
5.95%, 10/01/2043	960,000	969,668
EnLink Midstream Partners, LP
4.85%, 07/15/2026	960,000	966,024
EOG Resources, Inc.
2.45%, 04/01/2020	1,627,000	1,650,123
Exxon Mobil Corp.
1.82%, 03/15/2019	2,930,000	2,967,038
3.04%, 03/01/2026	1,290,000	1,352,277
Husky Energy, Inc.
4.00%, 04/15/2024 (D)	1,120,000	1,168,943
Kerr-McGee Corp.
6.95%, 07/01/2024	865,000	1,039,846
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	2,480,000	2,530,758
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (D)	1,370,000	1,416,237
MEG Energy Corp.
6.50%, 03/15/2021 (A)	1,090,000	889,712
Murphy Oil Corp.
3.50%, 12/01/2017	1,326,000	1,349,003
Nexen Energy ULC
5.88%, 03/10/2035 (D)	110,000	136,093
Noble Energy, Inc.
6.00%, 03/01/2041	430,000	465,208
8.25%, 03/01/2019	1,065,000	1,218,407
Peabody Energy Corp.
6.25%, 11/15/2021 (F)	1,715,000	411,600
Petrobras Global Finance BV
6.25%, 03/17/2024	1,370,000	1,332,325
Petroleos Mexicanos
3.50%, 01/30/2023	2,430,000	2,292,705
Range Resources Corp.
5.75%, 06/01/2021 (A) (D)	450,000	455,625
Shell International Finance BV
2.50%, 09/12/2026	2,622,000	2,577,932
3.75%, 09/12/2046 (D)	785,000	774,976
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	1,010,000	1,078,478
4.63%, 03/01/2034	875,000	964,800
Western Gas Partners, LP
5.38%, 06/01/2021	1,956,000	2,129,642
Williams Cos., Inc.
3.70%, 01/15/2023	540,000	523,800
7.88%, 09/01/2021	796,000	921,370
Williams Partners, LP
5.40%, 03/04/2044	814,000	811,088

		38,141,157

Pharmaceuticals - 1.3%
Actavis Funding SCS
3.45%, 03/15/2022	3,162,000	3,319,588
4.55%, 03/15/2035	3,695,000	3,924,821

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	September 30, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Mylan NV
3.15%, 06/15/2021 (A)	$ 2,929,000	$ 2,983,989
Pfizer, Inc.
4.40%, 05/15/2044	1,262,000	1,457,909
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	383,000	406,782
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	2,765,000	2,777,791
4.10%, 10/01/2046 (D)	655,000	651,894

		15,522,774

Road & Rail - 0.3%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (A)	3,032,000	3,577,760
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	269,000	283,016
3.75%, 04/01/2024	294,000	323,420

		4,184,196

Semiconductors & Semiconductor Equipment - 0.4%
KLA-Tencor Corp.
4.13%, 11/01/2021	3,735,000	4,019,846
LAM Research Corp.
3.90%, 06/15/2026 (D)	885,000	921,498

		4,941,344

Software - 0.2%
Microsoft Corp.
2.70%, 02/12/2025	2,445,000	2,531,230

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.
2.85%, 02/23/2023	5,198,000	5,471,992
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (A)	1,265,000	1,386,823
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (A)	4,040,000	4,238,861
HP, Inc.
3.75%, 12/01/2020	270,000	284,439

		11,382,115

Tobacco - 0.1%
Altria Group, Inc.
4.00%, 01/31/2024 (D)	905,000	1,010,508

Trading Companies & Distributors - 0.2%
International Lease Finance Corp.
8.25%, 12/15/2020	2,320,000	2,755,000

Wireless Telecommunication Services - 1.8%
America Movil SAB de CV
3.13%, 07/16/2022	1,790,000	1,832,681
Crown Castle Towers LLC
4.88%, 08/15/2040 (A)	3,445,000	3,765,199
6.11%, 01/15/2040 (A)	7,393,000	8,193,288
SBA Tower Trust
2.24%, 04/15/2043 (A)	1,420,000	1,424,341
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	3,570,000	3,940,387
Sprint Corp.
7.88%, 09/15/2023	1,290,000	1,298,062

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
6.46%, 04/28/2019	$ 145,000	$ 147,719
6.63%, 04/28/2021	475,000	499,937
6.73%, 04/28/2022	460,000	483,000
6.84%, 04/28/2023	145,000	156,238

		21,740,852

Total Corporate Debt Securities (Cost $489,400,173)		501,213,533

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Brazil - 0.1%
Brazil Government International Bond
4.25%, 01/07/2025	1,440,000	1,436,400

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024 (D)	810,000	862,650

Indonesia - 0.2%
Indonesia Government International Bond
5.38%, 10/17/2023 (A) (D)	2,500,000	2,881,555

Mexico - 0.3%
Mexico Government International Bond
4.00%, 10/02/2023	3,618,000	3,865,833

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025 (D)	1,010,000	1,398,850

Republic of Korea - 0.5%
Export-Import Bank of Korea
4.00%, 01/11/2017	3,750,000	3,777,379
Korea Development Bank
3.50%, 08/22/2017	1,610,000	1,640,822

		5,418,201

Total Foreign Government Obligations (Cost $15,070,006)		15,863,489

MORTGAGE-BACKED SECURITIES - 12.2%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2,
1.37% (B), 02/25/2035	3,296	3,296
Alternative Loan Trust
Series 2005-36, Class 2A1A,
0.84% (B), 08/25/2035	1,090,740	799,802
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	1,883,527	1,816,878
Series 2005-51, Class 3A3A,
0.85% (B), 11/20/2035	967,879	786,680
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	7,363,822	5,339,716
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	1,574,616	1,301,884
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A,
5.72% (B), 06/10/2049	2,357,057	2,392,012
Banc of America Funding Trust
Series 2005-E, Class 4A1,
2.99% (B), 03/20/2035	136,034	136,514
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	4,905,000	4,954,667
Series 2012-TFT, Class C,
3.58% (B), 06/05/2030 (A)	4,215,000	4,155,908

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	September 30, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
3.18% (B), 11/25/2034	$69,434	$64,458
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A,
5.19%, 12/11/2038	1,346,206	1,345,228
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	1,583,593	1,596,507
Series 2007-PW17, Class A1A,
5.65% (B), 06/11/2050	1,416,453	1,455,394
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2,
0.74% (B), 12/25/2046	108,956	66,816
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
2.89% (B), 02/25/2034	92,482	91,373
Series 2005-3, Class 1A2,
0.82% (B), 04/25/2035	197,478	169,434
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	1,140,000	1,246,443
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	1,735,000	1,927,033
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	4,990,999	5,093,209
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (B), 12/11/2049 (A)	2,350,000	2,383,857
Series 2013-CR11, Class AM,
4.72% (B), 10/10/2046	565,000	637,917
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	1,380,000	1,439,482
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	1,240,000	1,366,361
Series 2016-GCT, Class C,
3.58% (B), 08/10/2029 (A)	2,230,000	2,294,091
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	1,560,000	1,622,299
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (B), 12/10/2049	1,175,000	1,212,772
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (A)	4,655,000	4,875,764
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
2.73% (B), 08/26/2036 (A)	3,509,948	3,440,504
CSMC Trust
Series 2010-1R, Class 28A1,
5.00%, 02/27/2047 (A)	1,091,038	1,084,302
Series 2014-4R, Class 21A1,
0.85% (B), 12/27/2035 (A)	5,696,103	5,496,935
DBRR Trust
Series 2011-C32, Class A3A,
5.36% (B), 06/17/2049 (A)	1,320,000	1,335,212
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1,
3.42% (B), 12/19/2033	27,226	25,864
Series 2005-AR1, Class 3A,
3.29% (B), 03/18/2035	51,981	50,618

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.55% (B), 12/10/2027 (A)	$3,320,000	$3,172,611
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class C,
3.63%, 06/05/2031 (A)	410,000	418,671
Hilton USA Trust
Series 2013-HLT, Class DFX,
4.41%, 11/05/2030 (A)	970,000	970,213
Hilton USA Trust, Interest Only STRIPS
Series 2013-HLT, Class X1FX,
0.00% (B), 11/05/2030 (A)	22,320,000	223
Impac CMB Trust
Series 2004-6, Class 1A1,
1.33% (B), 10/25/2034	35,271	33,066
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.99% (B), 08/25/2037	637,299	502,414
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A,
5.43% (B), 06/12/2047	2,754,214	2,770,185
Series 2007-LD11, Class ASB,
5.94% (B), 06/15/2049	116,866	116,812
Series 2007-LD12, Class A1A,
5.85% (B), 02/15/2051	2,884,936	2,956,411
Series 2007-LDPX, Class A1A,
5.44%, 01/15/2049	2,605,076	2,627,607
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	190,009	204,562
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
2.49% (B), 02/25/2034	65,422	64,818
Series 2006-A2, Class 5A1,
2.87% (B), 11/25/2033	71,899	73,360
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	356,536	293,472
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1,
2.89% (B), 05/26/2037 (A)	4,710,025	4,703,523
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM,
6.37% (B), 09/15/2045	900,000	938,989
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
2.98% (B), 11/25/2035 (A)	548,315	412,210
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1.17% (B), 10/25/2028	36,222	35,373
Series 2004-A1, Class 2A1,
2.81% (B), 02/25/2034	203,848	204,458
Series 2005-A3, Class A1,
0.80% (B), 04/25/2035	39,862	38,086
Series 2005-A4, Class 2A2,
2.94% (B), 07/25/2035	216,454	191,756
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
6.01% (B), 06/12/2050	1,013,471	1,030,669
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (A)	1,180,000	1,181,598
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM,
5.90% (B), 04/12/2049	2,855,000	2,864,040

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	September 30, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	$ 2,603,489	$ 2,623,525
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	1,090,000	1,098,460
Series 2007-IQ14, Class A1A,
5.67% (B), 04/15/2049	996,013	1,011,532
Series 2007-IQ15, Class AM,
6.10% (B), 06/11/2049	1,225,000	1,251,302
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B,
5.99% (B), 08/15/2045 (A)	540,000	547,454
Series 2012-XA, Class A,
2.00%, 07/27/2049(A)	367,914	366,307
Series 2014-R3, Class 2A,
3.00% (B), 07/26/2048 (A)	7,061,954	7,135,435
Motel 6 Trust
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (A)	11,625,000	11,615,800
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1,
6.50% (B), 10/25/2034 (A)	89,938	90,104
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (B), 12/25/2052 (A)	3,589,648	3,729,316
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	1,606,438	1,669,996
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	2,780,705	2,878,372
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1.11% (B), 05/25/2035	3,167,073	3,041,413
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.59% (B), 01/11/2037 (A)	4,200,000	3,999,822
RALI Trust
Series 2007-QO1, Class A1,
0.68% (B), 02/25/2047	502,911	429,340
Series 2007-QO4, Class A1A,
0.72% (B), 05/25/2047	959,335	798,672
RBSCF Trust
Series 2010-RR3, Class WBTA,
6.16% (B), 02/16/2051 (A)	5,894,714	5,887,265
SCG Trust
Series 2013-SRP1, Class AJ,
2.47% (B), 11/15/2026 (A)	2,440,000	2,376,182
STRIPS, Ltd.
Series 2012-1A, Class A,
1.50%, 12/25/2044 (A)	190,028	190,028
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
2.83% (B), 07/25/2035	607,195	485,483
Series 2007-3, Class 3A1,
3.03% (B), 04/25/2047	1,584,645	1,211,531
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1.23% (B), 01/19/2034	45,649	43,947
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	3,134,149	3,200,309
Series 2015-5, Class A1B,
2.75% (B), 05/25/2055 (A)	3,816,262	3,857,932
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	2,680,000	2,840,286

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Voyager BRSTN Delaware Trust, Interest Only STRIPS
Series 2009-1, Class UAU7,
0.78% (B), 12/26/2036 (A)	$ 142,358	$ 139,086
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
0.00% (B) (G), 07/25/2045	58,502	55,542
Series 2007-OA6, Class 1A1B,
1.30% (B), 07/25/2047	778,539	201,441

Total Mortgage-Backed Securities (Cost $153,435,359)		150,590,239

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	340,000	524,314
State of California, General Obligation Unlimited
7.60%, 11/01/2040	1,585,000	2,578,890
University of California, Revenue Bonds
Series AD,
4.86%, 05/15/2112	315,000	348,188

		3,451,392

Georgia - 0.0% (H)
Municipal Electric Authority of Georgia, Revenue Bonds
Series A,
6.64%, 04/01/2057	295,000	400,619

Illinois - 0.1%
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	670,000	644,761

New Jersey - 0.1%
New Jersey Turnpike Authority, Revenue Bonds
Series F,
7.41%, 01/01/2040	431,000	676,360

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds
Series E,
6.81%, 11/15/2040	355,000	514,630
New York City Water & Sewer System, Revenue Bonds
Series CC,
5.88%, 06/15/2044	340,000	492,558
New York State Dormitory Authority, Revenue Bonds
Series H,
5.39%, 03/15/2040	330,000	438,936
Port Authority of New York & New Jersey, Revenue Bonds
Series 181,
4.96%, 08/01/2046	570,000	714,569

		2,160,693

Total Municipal Government Obligations (Cost $6,296,782)		7,333,825

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 7	September 30, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.2%
Federal Home Loan Mortgage Corp.
2.25% (B), 05/01/2037	$ 81,185	$ 83,904
2.48% (B), 04/01/2037	184,671	192,449
2.54% (B), 02/01/2037 - 01/01/2038	268,751	284,188
2.63% (B), 12/01/2034	20,447	21,847
2.68% (B), 09/01/2037	21,980	23,437
2.99% (B), 09/01/2035	1,048,690	1,114,612
3.00% (B), 05/01/2037 - 02/01/2041	710,849	753,172
5.50%, 12/01/2016 - 06/01/2041	1,854,814	2,097,480
6.00%, 11/01/2016 - 05/01/2031	535,391	624,238
Federal National Mortgage Association
1.88% (B), 08/01/2037	8,933	9,170
2.40% (B), 01/01/2035	24,185	25,245
2.48% (B), 08/01/2034	13,288	13,827
2.50%, TBA (C) (I)	9,151,000	9,478,189
2.81% (B), 03/01/2041	378,616	401,196
2.95% (B), 08/01/2035 - 03/01/2041	327,142	344,326
3.00%, TBA (C) (I)	59,833,000	62,186,585
3.50%, 07/01/2028 - 01/01/2029	4,462,289	4,781,141
3.50%, TBA (C) (I)	64,305,000	67,846,384
4.00%, 06/01/2042	593,811	643,239
4.00%, TBA (C) (I)	20,810,000	22,349,615
4.50%, 02/01/2025 - 06/01/2026	2,861,609	3,057,464
5.00%, 04/01/2039 - 11/01/2039	6,801,935	7,687,883
5.00%, TBA (C) (I)	999,000	1,109,612
5.50%, 04/01/2036 - 04/01/2041	1,497,342	1,700,376
6.00%, 02/01/2034 - 02/01/2041	8,267,661	9,619,282
6.50%, 05/01/2040	2,337,492	2,696,336
Government National Mortgage Association, Interest Only STRIPS
0.88% (B), 02/16/2053	7,953,850	458,072

Total U.S. Government Agency Obligations (Cost $198,108,370)		199,603,269

U.S. GOVERNMENT OBLIGATIONS - 21.6%
U.S. Treasury Bond
2.50%, 02/15/2045	8,950,000	9,249,270
2.75%, 08/15/2042	11,570,500	12,608,235
3.00%, 11/15/2045	400,000	456,406
3.13%, 02/15/2042	5,200,000	6,056,170
3.50%, 02/15/2039	1,404,000	1,738,547
3.63%, 02/15/2044	35,405,900	45,083,041
4.50%, 02/15/2036	11,762,200	16,553,462
4.75%, 02/15/2037	1,260,000	1,828,673
5.25%, 02/15/2029	7,085,000	9,851,197
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	1,750,695	2,049,159
2.50%, 01/15/2029	7,478,263	9,493,363
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/2024	15,996,860	16,782,593
U.S. Treasury Note
0.50%, 07/31/2017	6,132,000	6,126,248
0.63%, 09/30/2017	5,085,000	5,082,615
0.88%, 04/15/2017 - 04/30/2017	19,687,000	19,725,193
1.00%, 09/15/2017 - 11/30/2019	11,187,500	11,215,164
1.13%, 06/30/2021	1,375,000	1,373,388
1.25%, 11/30/2018	12,527,900	12,643,395
1.63%, 03/31/2019 - 05/15/2026	42,670,800	43,349,246
1.75%, 05/15/2023	3,333,000	3,407,862
1.88%, 11/30/2021	6,429,000	6,640,707
2.00%, 02/15/2025	7,447,000	7,711,718

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
2.25%, 11/15/2024	$ 3,363,900	$ 3,551,673
2.50%, 08/15/2023 - 05/15/2024	12,179,100	13,064,555

Total U.S. Government Obligations (Cost $253,217,474)		265,641,880

	Shares	Value
PREFERRED STOCKS - 0.3%
Banks - 0.1%
Citigroup Capital XIII
7.12% (B)	60,502	1,593,622

Capital Markets - 0.1%
State Street Corp.
Series D, 5.90% (B)	23,039	640,254

Electric Utilities - 0.0% (H)
SCE Trust III
Series H, 5.75% (B)	7,998	240,900

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp.
Series Z, 8.38% (B) (D) (J)	93,300	324,684
Federal National Mortgage Association
Series O, 0.00% (B) (G) (J)	1,300	6,859
Series S, 8.25% (B) (J)	81,175	284,924

		616,467

Total Preferred Stocks (Cost $4,586,142)		3,091,243

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.3%
Federal Home Loan Bank Discount Notes
0.32% (K), 10/28/2016	$ 65,295,000	65,286,381
0.33% (K), 10/26/2016 - 11/14/2016	14,700,000	14,696,766
0.34% (K), 10/03/2016	9,200,000	9,200,000
0.35% (K), 12/07/2016 - 12/09/2016	46,705,000	46,682,765
0.38% (K), 10/14/2016	1,257,000	1,256,927
Federal Home Loan Mortgage Corp. Discount Notes
0.33% (K), 10/17/2016	1,755,000	1,754,870

Total Short-Term U.S. Government Agency Obligations (Cost $138,860,380)		138,877,709

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.0%
U.S. Treasury Bill
0.27% (K), 11/10/2016	11,500,000	11,497,608
0.28% (K), 10/06/2016	5,580,000	5,579,950
0.29% (K), 10/06/2016	7,755,000	7,754,930

Total Short-Term U.S. Government Obligations (Cost $24,831,095)		24,832,488

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (K)	32,800,556	32,800,556

Total Securities Lending Collateral (Cost $32,800,556)		32,800,556

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 8	September 30, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.0% (H)

State Street Bank & Trust Co. 0.03% (K), dated 09/30/2016, to be repurchased at $367,690 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $376,406.

$ 367,689	$ 367,689

Total Repurchase Agreement (Cost $367,689)	367,689

Total Investments (Cost $1,398,470,558) (L)	1,421,446,222
Net Other Assets (Liabilities) - (15.6)%	(191,794,052)

Net Assets - 100.0%	$ 1,229,652,170

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$81,230,302	$—	$81,230,302
Corporate Debt Securities	—	501,213,533	—	501,213,533
Foreign Government Obligations	—	15,863,489	—	15,863,489
Mortgage-Backed Securities	—	150,590,239	—	150,590,239
Municipal Government Obligations	—	7,333,825	—	7,333,825
U.S. Government Agency Obligations	—	199,603,269	—	199,603,269
U.S. Government Obligations	—	265,641,880	—	265,641,880
Preferred Stocks	3,091,243	—	—	3,091,243
Short-Term U.S. Government Agency Obligations	—	138,877,709	—	138,877,709
Short-Term U.S. Government Obligations	—	24,832,488	—	24,832,488
Securities Lending Collateral	32,800,556	—	—	32,800,556
Repurchase Agreement	—	367,689	—	367,689

Total Investments	$35,891,799	$1,385,554,423	$—	$1,421,446,222

The notes are an integral part of this report. Transamerica Asset Allocation Funds	Page 9	September 30, 2016 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of  compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $305,099,976, representing 24.8% of the Portfolio’s net assets.

(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(C)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2016.
(D)

All or a portion of the securities are on loan. The total value of all securities on loan is $32,112,132. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Security in default.
(G)	Percentage rounds to less than 0.01% or (0.01)%.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Cash in the amount of $266,553 has been segregated by the broker as collateral for open TBA commitment transactions.
(J)	Non-income producing securities.
(K)	Rates disclosed reflect the yields at September 30, 2016.
(L)

Aggregate cost for federal income tax purposes is $1,398,470,558. Aggregate gross unrealized appreciation and depreciation for all securities is $36,830,680 and $13,855,016, respectively. Net unrealized appreciation for tax purposes is $22,975,664.

(M)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended  September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 10	September 30, 2016 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.6%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 4,387,000	$ 3,970,235
6.13%, 01/15/2023 (A)	930,000	825,375
7.50%, 03/15/2025 (A)	691,000	636,584
7.75%, 03/15/2020 (A)	1,812,000	1,848,240
Triumph Group, Inc.
5.25%, 06/01/2022	2,244,000	2,114,970

		9,395,404

Airlines - 2.5%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	1,000,000	1,010,000
5.50%, 10/01/2019 (A)	2,874,000	2,992,552
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	1,971,469	2,062,649
6.13%, 07/15/2018 (A)	7,155,000	7,432,614
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	3,220,000	3,364,900
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	1,285,839	1,362,990
United Airlines Pass-Through Trust
4.63%, 03/03/2024	696,255	706,699
United Continental Holdings, Inc.
6.38%, 06/01/2018	1,185,000	1,244,250
US Airways Pass-Through Trust
6.75%, 12/03/2022	313,624	341,067

		20,517,721

Auto Components - 0.2%
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	1,500,000	1,543,125

Automobiles - 0.2%
Fiat Chrysler Automobiles NV
5.25%, 04/15/2023	1,650,000	1,697,438

Banks - 3.2%
Bank of America Corp.
8.00% (B), 01/30/2018 (C)	3,947,000	4,025,940
Barclays PLC
6.63% (B), 09/15/2019 (C)	2,336,000	2,131,600
8.25% (B), 12/15/2018 (C)	2,063,000	2,060,421
BNP Paribas SA
7.63% (B), 03/30/2021 (A) (C)	768,000	790,489
CIT Group, Inc.
5.00%, 08/15/2022	385,000	409,063
5.25%, 03/15/2018	1,525,000	1,589,812
5.38%, 05/15/2020	190,000	203,063
5.50%, 02/15/2019 (A)	2,290,000	2,424,537
Citigroup, Inc.
6.30% (B), 05/15/2024 (C)	3,900,000	4,007,250
JPMorgan Chase & Co.
7.90% (B), 04/30/2018 (C)	2,852,000	2,930,430
Lloyds Banking Group PLC
7.50% (B), 06/27/2024 (C)	2,925,000	3,020,647
Royal Bank of Scotland Group PLC
8.63% (B), 08/15/2021 (C)	1,260,000	1,233,225
Societe Generale SA
7.38% (B), 09/13/2021 (A) (C)	1,575,000	1,543,500

		26,369,977

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.8%
Cott Beverages, Inc.
5.38%, 07/01/2022	$ 4,099,000	$ 4,221,970
6.75%, 01/01/2020	2,484,000	2,589,570

		6,811,540

Biotechnology - 0.2%
Concordia International Corp.
7.00%, 04/15/2023 (A)	1,159,000	744,658
9.50%, 10/21/2022 (A)	1,656,000	1,146,780

		1,891,438

Building Products - 3.1%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	7,786,000	7,338,305
Boise Cascade Co.
5.63%, 09/01/2024 (A)	1,540,000	1,563,100
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	1,214,000	1,244,350
10.75%, 08/15/2023 (A)	4,070,000	4,670,325
Griffon Corp.
5.25%, 03/01/2022	5,275,000	5,294,781
Norbord, Inc.
6.25%, 04/15/2023 (A)	2,237,000	2,376,813
Ply Gem Industries, Inc.
6.50%, 02/01/2022	3,042,000	3,111,705

		25,599,379

Capital Markets - 1.3%
Credit Suisse Group AG
6.25% (B), 12/18/2024 (A) (C)	807,000	763,624
7.50% (B), 12/11/2023 (A) (C)	4,022,000	4,091,379
Deutsche Bank AG
7.50% (B), 04/30/2025 (C)	2,400,000	1,962,000
Goldman Sachs Capital II
4.00% (B), 10/31/2016 (C)	495,000	403,425
Morgan Stanley
5.45% (B), 07/15/2019 (C)	2,970,000	2,979,920
5.55% (B), 07/15/2020 (C)	320,000	326,800

		10,527,148

Chemicals - 1.1%
Hexion, Inc.
6.63%, 04/15/2020	6,738,000	5,929,440
10.00%, 04/15/2020	1,201,000	1,182,985
Tronox Finance LLC
7.50%, 03/15/2022 (A)	2,217,000	2,023,012

		9,135,437

Commercial Services & Supplies - 0.6%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.25%, 03/15/2025 (A)	2,052,000	1,969,920
5.50%, 04/01/2023	2,056,000	2,073,990
Hertz Corp.
5.50%, 10/15/2024 (A)	829,000	825,891

		4,869,801

Construction & Engineering - 2.0%
Abengoa Greenfield SA
6.50%, 10/01/2019 (A) (D)	1,767,000	97,185

The notes are an integral part of this report. Transamerica Partners Portfolio	Page 1	September 30, 2016 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (A)	$ 5,026,000	$ 4,875,220
Beazer Homes USA, Inc.
8.75%, 03/15/2022 (A)	925,000	975,875
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A)	2,147,000	2,144,316
6.50%, 12/15/2020 (A)	814,000	842,490
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (A)	1,785,000	1,209,338
7.25%, 10/15/2020 (A)	1,250,000	1,100,000
8.00%, 11/01/2019 (A)	1,800,000	1,089,000
9.13%, 11/15/2020 (A)	6,000,000	3,930,000

		16,263,424

Consumer Finance - 4.1%
Ally Financial, Inc.
3.25%, 02/13/2018	872,000	880,720
5.50%, 02/15/2017	1,700,000	1,721,250
5.75%, 11/20/2025	1,366,000	1,429,177
6.25%, 12/01/2017	2,830,000	2,943,200
8.00%, 12/31/2018 - 03/15/2020	657,000	735,623
Altice Financing SA
6.63%, 02/15/2023 (A)	2,539,000	2,605,649
7.50%, 05/15/2026 (A)	1,570,000	1,634,762
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	980,000	1,013,075
Navient Corp.
5.50%, 01/15/2019, MTN	2,630,000	2,669,450
5.88%, 10/25/2024	2,126,000	1,934,660
6.63%, 07/26/2021	1,214,000	1,223,105
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (A)	1,847,000	1,941,659
7.25%, 12/15/2021 (A)	3,079,000	3,236,799
Springleaf Finance Corp.
6.00%, 06/01/2020	2,389,000	2,445,739
7.75%, 10/01/2021	2,723,000	2,855,746
8.25%, 12/15/2020	3,869,000	4,246,227

		33,516,841

Containers & Packaging - 2.1%
ARD Finance SA
7.13%, 09/15/2023 (A) (E)	750,000	746,250
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.85% (B), 12/15/2019 (A)	3,970,000	4,024,786
7.00%, 11/15/2020 (A)	774,706	799,884
7.25%, 05/15/2024 (A)	535,000	569,775
Ball Corp.
4.38%, 12/15/2020	958,000	1,022,665
5.25%, 07/01/2025	2,466,000	2,657,115
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc.
5.63%, 12/15/2016 (A)	645,000	643,452
Coveris Holdings SA
7.88%, 11/01/2019 (A)	3,200,000	3,272,000
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	1,617,000	1,738,275
6.38%, 08/15/2025 (A)	539,000	593,574
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	955,000	986,037
7.00%, 07/15/2024 (A)	495,000	530,888

		17,584,701

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 1.7%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.25%, 07/01/2020	$ 800,000	$ 830,000
4.63%, 07/01/2022	1,691,000	1,777,664
Glen Meadow Pass-Through Trust
6.51% (B), 02/12/2067 (A)	6,373,000	4,970,940
ILFC E-Capital Trust I
4.00% (B), 12/21/2065 (A)	4,780,000	3,824,000
ILFC E-Capital Trust II
4.25% (B), 12/21/2065 (A)	875,000	697,813
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.50%, 04/15/2021 (A)	2,441,000	2,373,872

		14,474,289

Diversified Telecommunication Services - 8.2%
CenturyLink, Inc.
6.45%, 06/15/2021	594,000	636,323
7.50%, 04/01/2024	666,000	710,955
7.60%, 09/15/2039	727,000	632,490
7.65%, 03/15/2042	12,550,000	10,824,375
CSC Holdings LLC
6.63%, 10/15/2025 (A)	752,000	815,920
10.13%, 01/15/2023 (A)	1,952,000	2,249,680
10.88%, 10/15/2025 (A)	950,000	1,111,500
Frontier Communications Corp.
6.88%, 01/15/2025	318,000	281,430
7.63%, 04/15/2024	4,566,000	4,269,210
9.00%, 08/15/2031	3,778,000	3,475,760
10.50%, 09/15/2022	1,238,000	1,312,280
11.00%, 09/15/2025	581,000	606,419
Hughes Satellite Systems Corp.
5.25%, 08/01/2026 (A)	328,000	323,900
6.50%, 06/15/2019	440,000	481,250
6.63%, 08/01/2026 (A)	909,000	877,185
7.63%, 06/15/2021	7,230,000	7,708,987
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	4,464,000	3,459,600
8.00%, 02/15/2024 (A)	525,000	526,313
SFR Group SA
7.38%, 05/01/2026 (A)	2,538,000	2,594,318
Sprint Capital Corp.
8.75%, 03/15/2032	1,090,000	1,111,800
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	2,750,000	2,762,787
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	3,425,000	3,467,812
6.38%, 04/15/2023 (A)	1,820,000	1,911,000
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	3,978,000	4,037,670
5.50%, 08/15/2026 (A)	675,000	688,500
Wind Acquisition Finance SA
4.75%, 07/15/2020 (A)	2,700,000	2,720,250
7.38%, 04/23/2021 (A)	4,935,000	5,157,075
Windstream Services LLC
7.75%, 10/01/2021	2,922,000	2,914,695

		67,669,484

Electric Utilities - 1.1%
Elwood Energy LLC
8.16%, 07/05/2026	2,562,191	2,821,612
Homer City Generation, LP
8.73%, 10/01/2026	7,089,700	2,552,292

The notes are an integral part of this report. Transamerica Partners Portfolio	Page 2	September 30, 2016 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Red Oak Power LLC
9.20%, 11/30/2029	$ 1,825,000	$ 1,907,125
Terraform Global Operating LLC
13.75%, 08/15/2022 (A)	1,712,000	1,763,360

		9,044,389

Electronic Equipment, Instruments & Components - 0.5%
Belden, Inc.
5.50%, 09/01/2022 (A)	2,514,000	2,620,845
Sanmina Corp.
4.38%, 06/01/2019 (A)	1,835,000	1,912,987

		4,533,832

Energy Equipment & Services - 3.7%
CSI Compressco, LP / Compressco Finance, Inc.
7.25%, 08/15/2022	2,823,000	2,667,735
Genesis Energy, LP / Genesis Energy Finance Corp.
6.75%, 08/01/2022	3,390,000	3,492,988
Noble Holding International, Ltd.
6.05%, 03/01/2041	1,491,000	879,690
8.20%, 04/01/2045	1,275,000	903,656
NuStar Logistics, LP
4.80%, 09/01/2020	3,924,000	3,933,810
6.75%, 02/01/2021	42,000	45,255
8.15%, 04/15/2018	2,000,000	2,160,000
Regency Energy Partners, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	4,470,000	4,928,962
Rowan Cos., Inc.
4.88%, 06/01/2022	2,296,000	1,940,120
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 03/01/2025	3,540,000	3,775,219
5.88%, 06/30/2026 (A)	2,697,000	2,931,302
Weatherford International LLC
6.80%, 06/15/2037	2,144,000	1,543,680
Weatherford International, Ltd.
6.75%, 09/15/2040	1,875,000	1,339,912

		30,542,329

Equity Real Estate Investment Trusts - 1.1%
CBL & Associates, LP
5.25%, 12/01/2023	3,139,000	3,205,977
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.25%, 10/15/2023	1,065,000	1,117,707
Equinix, Inc.
5.88%, 01/15/2026	1,496,000	1,608,200
Iron Mountain US Holdings, Inc.
5.38%, 06/01/2026 (A)	1,436,000	1,436,000
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	875,000	906,445
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	940,000	970,550

		9,244,879

Food & Staples Retailing - 1.0%
Albertsons Cos. LLC / Safeway, Inc.
5.75%, 03/15/2025 (A)	1,405,000	1,401,488
6.63%, 06/15/2024 (A)	2,175,000	2,262,000
Rite Aid Corp.
6.13%, 04/01/2023 (A)	1,764,000	1,903,656
6.75%, 06/15/2021	2,253,000	2,379,731

		7,946,875

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 1.4%
Aramark Services, Inc.
5.75%, 03/15/2020	$ 205,000	$ 210,638
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	2,149,000	2,111,392
7.25%, 06/01/2021 (A)	2,140,000	2,212,225
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A)	1,009,000	1,039,270
Post Holdings, Inc.
6.75%, 12/01/2021 (A)	4,845,000	5,190,206
8.00%, 07/15/2025 (A)	458,000	524,124

		11,287,855

Gas Utilities - 0.3%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023	2,516,000	2,214,080

Health Care Equipment & Supplies - 1.7%
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 (A)	3,330,000	2,938,725
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (A)	2,345,000	2,174,988
Hologic, Inc.
5.25%, 07/15/2022 (A)	2,139,000	2,270,014
Mallinckrodt International Finance SA
4.75%, 04/15/2023	3,250,000	2,925,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.75%, 08/01/2022 (A)	3,982,000	3,927,247

		14,235,974

Health Care Providers & Services - 5.6%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022	9,648,000	8,297,280
7.13%, 07/15/2020	2,295,000	2,133,202
8.00%, 11/15/2019	2,104,000	2,061,920
DaVita, Inc.
5.75%, 08/15/2022	2,229,000	2,334,877
HCA Holdings, Inc.
6.25%, 02/15/2021	8,043,000	8,726,655
HCA, Inc.
5.88%, 02/15/2026	1,270,000	1,354,137
7.50%, 02/15/2022	3,410,000	3,912,975
HealthSouth Corp.
5.75%, 11/01/2024 - 09/15/2025	3,818,000	3,962,790
LifePoint Health, Inc.
5.50%, 12/01/2021	3,940,000	4,107,450
Tenet Healthcare Corp.
4.38%, 10/01/2021	1,200,000	1,194,000
5.00%, 03/01/2019	745,000	728,238
5.50%, 03/01/2019	1,135,000	1,115,138
6.00%, 10/01/2020	1,410,000	1,491,075
6.75%, 06/15/2023	1,034,000	961,620
8.13%, 04/01/2022	4,042,000	4,042,000

		46,423,357

Hotels, Restaurants & Leisure - 6.0%
Boyd Gaming Corp.
6.38%, 04/01/2026 (A)	445,000	477,263
6.88%, 05/15/2023	3,145,000	3,404,462
FelCor Lodging, LP
5.63%, 03/01/2023	2,680,000	2,753,700
International Game Technology PLC
6.25%, 02/15/2022 (A)	231,000	244,860
6.50%, 02/15/2025 (A)	8,218,000	8,854,895

The notes are an integral part of this report. Transamerica Partners Portfolio	Page 3	September 30, 2016 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024 (A)	$ 271,000	$ 293,954
MGM Resorts International
6.00%, 03/15/2023	1,232,000	1,336,720
6.63%, 12/15/2021	3,185,000	3,583,125
7.75%, 03/15/2022	3,385,000	3,926,600
11.38%, 03/01/2018	1,911,000	2,145,097
NCL Corp., Ltd.
4.63%, 11/15/2020 (A)	2,630,000	2,630,000
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (A)	1,831,000	1,890,508
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	683,000	722,273
10.00%, 12/01/2022	7,477,000	6,897,532
Studio City Finance, Ltd.
8.50%, 12/01/2020 (A)	3,325,000	3,424,750
Viking Cruises, Ltd.
6.25%, 05/15/2025 (A)	1,424,000	1,331,440
8.50%, 10/15/2022 (A)	5,205,000	5,335,125
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2049 (A) (D) (F) (G) (H)	1,066,313	—	(I)

		49,252,304

Household Durables - 2.7%
Beazer Homes USA, Inc.
5.75%, 06/15/2019	3,139,000	3,264,560
7.25%, 02/01/2023	925,000	920,375
7.50%, 09/15/2021	1,824,000	1,842,240
KB Home
7.00%, 12/15/2021	963,000	1,035,225
7.63%, 05/15/2023	2,998,000	3,192,870
8.00%, 03/15/2020	910,000	1,013,513
9.10%, 09/15/2017	1,158,000	1,226,032
Meritage Homes Corp.
4.50%, 03/01/2018	6,072,000	6,208,620
Tempur Sealy International, Inc.
5.50%, 06/15/2026 (A)	1,300,000	1,339,000
5.63%, 10/15/2023	2,136,000	2,248,140

		22,290,575

Household Products - 1.5%
Kronos Acquisition Holdings, Inc.
9.00%, 08/15/2023 (A)	3,482,000	3,588,619
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	3,693,000	3,831,487
7.13%, 04/15/2019	2,472,000	2,472,000
9.88%, 08/15/2019	2,210,000	2,276,300

		12,168,406

Independent Power & Renewable Electricity Producers - 2.0%
Calpine Corp.
5.25%, 06/01/2026 (A)	1,727,000	1,748,587
5.38%, 01/15/2023	370,000	368,613
5.75%, 01/15/2025	1,733,000	1,711,337
6.00%, 01/15/2022 (A)	3,132,000	3,280,770
Dynegy, Inc.
7.63%, 11/01/2024	2,525,000	2,479,550
NRG Energy, Inc.
6.63%, 01/15/2027 (A)	1,431,000	1,402,380

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers (continued)
7.25%, 05/15/2026 (A)	$ 2,906,000	$ 2,956,855
7.88%, 05/15/2021	2,817,000	2,943,765

		16,891,857

Insurance - 1.3%
Genworth Holdings, Inc.
4.90%, 08/15/2023	577,000	480,353
7.20%, 02/15/2021	323,000	309,676
7.63%, 09/24/2021	3,603,000	3,440,865
Lincoln National Corp.
3.16% (B), 05/17/2066	8,111,000	6,367,135

		10,598,029

IT Services - 1.3%
First Data Corp.
5.00%, 01/15/2024 (A)	1,072,000	1,088,080
5.75%, 01/15/2024 (A)	2,320,000	2,383,800
6.75%, 11/01/2020 (A)	6,218,000	6,435,630
7.00%, 12/01/2023 (A)	986,000	1,042,695

		10,950,205

Machinery - 1.2%
CNH Industrial Capital LLC
3.88%, 07/16/2018	1,110,000	1,129,425
Cortes NP Acquisition Corp.
9.25%, 10/15/2024 (J)	1,394,000	1,394,000
Meritor, Inc.
6.25%, 02/15/2024	1,852,000	1,773,290
6.75%, 06/15/2021	910,000	916,825
Novelis Corp.
5.88%, 09/30/2026 (A)	885,000	906,019
6.25%, 08/15/2024 (A)	450,000	477,563
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.75%, 12/15/2018 (A)	1,616,000	1,648,320
Xerium Technologies, Inc.
9.50%, 08/15/2021 (A)	1,755,000	1,776,937

		10,022,379

Media - 7.3%
Adelphia Communications Corp.
9.25%, 10/01/2049 (F) (G) (H) (K) (L)	1,305,000	6,525
10.25%, 06/15/2049 - 11/01/2049 (F) (G) (H) (K) (L)	1,460,000	7,300
Cablevision Systems Corp.
5.88%, 09/15/2022	1,456,000	1,324,960
7.75%, 04/15/2018	3,805,000	4,023,787
8.00%, 04/15/2020	3,129,000	3,277,627
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	885,000	924,825
5.50%, 05/01/2026 (A)	419,000	436,808
5.75%, 02/15/2026 (A)	1,750,000	1,855,000
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (A)	1,400,000	1,442,000
7.75%, 07/15/2025 (A)	500,000	540,000
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	4,549,000	4,642,214
7.63%, 03/15/2020	8,816,000	8,726,829
DISH DBS Corp.
5.00%, 03/15/2023	750,000	729,375
5.88%, 07/15/2022 - 11/15/2024	1,129,000	1,133,031
6.75%, 06/01/2021	3,215,000	3,472,200
7.75%, 07/01/2026 (A)	3,335,000	3,543,437
7.88%, 09/01/2019	3,253,000	3,643,360

The notes are an integral part of this report. Transamerica Partners Portfolio	Page 4	September 30, 2016 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
iHeartCommunications, Inc.
9.00%, 03/01/2021	$ 250,000	$ 186,250
10.63%, 03/15/2023	1,748,000	1,302,260
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	2,238,000	2,257,373
Unitymedia GmbH
6.13%, 01/15/2025 (A)	1,906,000	1,998,918
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	898,000	903,613
6.75%, 09/15/2022 (A)	9,061,000	9,615,986
Ziggo Secured Finance BV
5.50%, 01/15/2027 (A)	4,574,000	4,568,282

		60,561,960

Metals & Mining - 2.2%
ArcelorMittal
8.00%, 10/15/2039	3,333,000	3,599,640
Constellium NV
5.75%, 05/15/2024 (A)	3,199,000	2,959,075
7.88%, 04/01/2021 (A)	646,000	689,605
8.00%, 01/15/2023 (A)	1,318,000	1,327,885
FMG Resources Pty, Ltd.
9.75%, 03/01/2022 (A)	856,000	992,960
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	2,750,000	2,206,875
Novelis, Inc.
8.38%, 12/15/2017	2,045,000	2,065,450
Teck Resources, Ltd.
3.75%, 02/01/2023	691,000	633,129
6.00%, 08/15/2040	635,000	585,787
6.25%, 07/15/2041	2,040,000	1,953,300
8.00%, 06/01/2021 (A)	415,000	451,313
8.50%, 06/01/2024 (A)	415,000	475,175

		17,940,194

Multiline Retail - 0.2%
Dollar Tree, Inc.
5.25%, 03/01/2020	207,000	214,763
5.75%, 03/01/2023	1,117,000	1,202,171

		1,416,934

Oil, Gas & Consumable Fuels - 7.0%
Antero Resources Corp.
5.38%, 11/01/2021	861,000	870,686
Berry Petroleum Co. LLC
6.38%, 09/15/2022 (D)	1,625,000	918,125
Callon Petroleum Co.
6.13%, 10/01/2024 (A) (J)	1,204,000	1,246,140
Carrizo Oil & Gas, Inc.
7.50%, 09/15/2020	1,749,000	1,810,215
Chesapeake Energy Corp.
8.00%, 12/15/2022 (A)	3,216,000	3,260,220
CITGO Holding, Inc.
10.75%, 02/15/2020 (A)	4,269,000	4,279,672
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	1,988,000	1,938,300
Concho Resources, Inc.
5.50%, 04/01/2023	2,076,000	2,140,875
Continental Resources, Inc.
4.50%, 04/15/2023	1,220,000	1,171,200
5.00%, 09/15/2022	1,694,000	1,689,765
EnLink Midstream Partners, LP
4.15%, 06/01/2025	908,000	869,224
5.05%, 04/01/2045	2,391,000	2,116,563

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.50%, 11/15/2020	$ 766,000	$ 786,108
6.75%, 02/01/2022	1,284,000	1,319,310
6.88%, 02/15/2023	1,279,000	1,325,364
Kinder Morgan, Inc.
8.05%, 10/15/2030, MTN	2,000,000	2,357,222
Linn Energy LLC / Linn Energy Finance Corp.
7.75%, 02/01/2021 (D)	4,085,000	1,041,675
8.63%, 04/15/2020 (D)	3,225,000	830,438
Oasis Petroleum, Inc.
6.50%, 11/01/2021	365,000	348,575
ONEOK, Inc.
7.50%, 09/01/2023	2,181,000	2,442,720
PDC Energy, Inc.
6.13%, 09/15/2024 (A)	2,147,000	2,222,145
Peabody Energy Corp.
6.25%, 11/15/2021 (D)	420,000	100,800
6.50%, 09/15/2020 (D)	1,000,000	240,000
10.00%, 03/15/2022 (A) (D)	1,414,000	576,205
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 11/15/2023	1,495,000	1,360,450
SM Energy Co.
6.13%, 11/15/2022	3,265,000	3,265,000
6.75%, 09/15/2026	338,000	341,380
Sunoco, LP / Sunoco Finance Corp.
5.50%, 08/01/2020 (A)	3,329,000	3,383,096
6.25%, 04/15/2021 (A)	621,000	639,630
6.38%, 04/01/2023 (A)	2,760,000	2,835,900
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018	1,545,000	1,599,075
5.13%, 02/01/2025 (A) (J)	1,205,000	1,206,506
6.75%, 03/15/2024	1,685,000	1,802,950
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.38%, 05/01/2024	1,115,000	1,195,838
Whiting Petroleum Corp.
5.75%, 03/15/2021	2,162,000	2,021,470
WPX Energy, Inc.
8.25%, 08/01/2023	2,100,000	2,257,500

		57,810,342

Personal Products - 0.6%
Revlon Consumer Products Corp.
5.75%, 02/15/2021	4,540,000	4,630,800

Pharmaceuticals - 1.5%
Endo, Ltd. / Endo Finance LLC
6.00%, 07/15/2023 (A)	3,180,000	2,893,800
Valeant Pharmaceuticals International, Inc.
5.63%, 12/01/2021 (A)	1,150,000	1,026,375
5.88%, 05/15/2023 (A)	3,241,000	2,795,363
6.38%, 10/15/2020 (A)	5,367,000	5,031,562
7.50%, 07/15/2021 (A)	830,000	803,523

		12,550,623

Professional Services - 0.5%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	3,599,000	3,805,943

The notes are an integral part of this report. Transamerica Partners Portfolio	Page 5	September 30, 2016 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.5%
Aviation Capital Group Corp.
6.75%, 04/06/2021 (A)	$ 1,488,000	$ 1,748,400
Hertz Corp.
7.38%, 01/15/2021	2,724,000	2,829,555

		4,577,955

Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc.
7.50%, 09/15/2023 (A)	469,000	520,937

Software - 0.7%
Infor US, Inc.
5.75%, 08/15/2020 (A)	776,000	814,800
6.50%, 05/15/2022	3,253,000	3,293,662
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	1,360,000	1,428,000

		5,536,462

Specialty Retail - 1.2%
Claire’s Stores, Inc.
9.00%, 03/15/2019 (A)	5,226,000	2,848,170
L Brands, Inc.
6.75%, 07/01/2036	2,345,000	2,522,329
6.88%, 11/01/2035	2,176,000	2,371,840
Men’s Wearhouse, Inc.
7.00%, 07/01/2022	2,494,000	2,319,420

		10,061,759

Technology Hardware, Storage & Peripherals - 2.6%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.45%, 06/15/2023 (A)	1,603,000	1,717,546
5.88%, 06/15/2021 (A)	754,000	801,104
7.13%, 06/15/2024 (A)	754,000	829,285
8.35%, 07/15/2046 (A)	1,152,000	1,379,348
Diebold, Inc.
8.50%, 04/15/2024 (A)	2,933,000	3,039,321
Riverbed Technology, Inc.
8.88%, 03/01/2023 (A)	2,704,000	2,889,900
Seagate HDD Cayman
4.75%, 06/01/2023 - 01/01/2025	3,974,000	3,887,010
4.88%, 06/01/2027	2,262,000	2,001,178
Western Digital Corp.
7.38%, 04/01/2023 (A)	1,785,000	1,963,500
10.50%, 04/01/2024 (A)	2,357,000	2,734,120

		21,242,312

Textiles, Apparel & Luxury Goods - 0.7%
Levi Strauss & Co.
6.88%, 05/01/2022	5,431,000	5,756,860

Trading Companies & Distributors - 1.2%
United Rentals North America, Inc.
5.50%, 07/15/2025	7,360,000	7,507,200
7.63%, 04/15/2022	2,188,000	2,330,220

		9,837,420

Wireless Telecommunication Services - 3.5%
Sprint Communications, Inc.
6.00%, 11/15/2022	1,210,000	1,122,275
9.00%, 11/15/2018 (A)	9,281,000	10,243,904
9.13%, 03/01/2017	995,000	1,017,387
Sprint Corp.
7.25%, 09/15/2021	1,570,000	1,575,887
7.88%, 09/15/2023	7,729,000	7,777,306

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
6.63%, 04/28/2021	$ 1,360,000	$ 1,431,400
6.73%, 04/28/2022	4,671,000	4,904,550
6.84%, 04/28/2023	455,000	490,263

		28,562,972

Total Corporate Debt Securities (Cost $792,154,211)		780,327,945

LOAN ASSIGNMENTS - 1.1%
Containers & Packaging - 0.1%
Anchor Glass Container Corp.
1st Lien Term Loan,
4.75% (B), 07/01/2022	746,250	750,168

Diversified Financial Services - 0.2%
Vertiv Co.
Term Loan B,
TBD, 09/29/2023 (J) (M)	1,925,000	1,881,688

Household Products - 0.2%
KIK Custom Products, Inc.
Term Loan B,
6.00% (B), 08/14/2022	1,293,467	1,291,311

IT Services - 0.1%
First Data Corp.
Term Loan,
4.53% (B), 03/24/2021	925,814	930,864

Marine - 0.2%
Commercial Barge Line Co.
1st Lien Term Loan,
9.75% (B), 11/12/2020	1,974,375	1,910,208

Software - 0.3%
BMC Software Finance, Inc.
Term Loan,
5.00% (B), 09/10/2020	2,536,476	2,442,416

Total Loan Assignments (Cost $8,972,326)		9,206,655

	Shares	Value
COMMON STOCK - 0.0% (N)
Media - 0.0% (N)
New Cotai LLC / New Cotai Capital Corp., Class B (F) (G) (H) (O)	6	185,250

Total Common Stock (Cost $185,250)		185,250

PREFERRED STOCK - 1.1%
Banks - 1.1%
GMAC Capital Trust I
Series 2, 6.60% (B)	371,800	9,447,438

Total Preferred Stock (Cost $9,414,190)		9,447,438

The notes are an integral part of this report. Transamerica Partners Portfolio	Page 6	September 30, 2016 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
WARRANT - 0.0%
Food Products - 0.0%
American Seafoods Group LLC (F) (G) (H) (O)
Exercise Price $0
Expiration Date 05/15/2018	1,265	$ —	(I)

Total Warrant (Cost $ —)		—

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% (P), dated 09/30/2016, to be repurchased at $18,113,752 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $18,479,038.	$ 18,113,707	18,113,707

Total Repurchase Agreement (Cost $18,113,707)		18,113,707

Total Investments (Cost $828,839,684) (Q)		817,280,995
Net Other Assets (Liabilities) - 1.0%		7,922,188

Net Assets - 100.0%		$ 825,203,183

SECURITY VALUATION:

Valuation Inputs (R)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (S)		Value
ASSETS
Investments
Corporate Debt Securities	$—	$780,314,120	$13,825		$780,327,945
Loan Assignments	—	9,206,655	—		9,206,655
Common Stock	—	—	185,250		185,250
Preferred Stock	9,447,438	—	—		9,447,438
Warrant	—	—	—	(I)	—	(I)
Repurchase Agreement	—	18,113,707	—		18,113,707

Total Investments	$9,447,438	$807,634,482	$199,075		$817,280,995

Transfers (R)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Corporate Debt Securities (L)	$—	$—	$13,825	$—

The notes are an integral part of this report. Transamerica Partners Portfolio	Page 7	September 30, 2016 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of  compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $326,176,820, representing 39.5% of the Portfolio’s net assets.

(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities in default.
(E)

Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(F)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, total value of securities is $199,075, representing less than 0.1% of the Portfolio’s net assets.

(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Illiquid securities. At September 30, 2016, total value of illiquid securities is $199,075, representing less than 0.1% of the Portfolio’s net assets.
(I)	Securities deemed worthless.
(J)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2016.
(K)	Escrow positions. Positions represents remaining escrow balances expected to be received upon finalization of restructuring.
(L)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs, as of prior reporting period the security utilized significant observable inputs.
(M)	All or a portion of the security represents an unsettled loan commitment at September 30, 2016 where the rate will be determined at time of settlement.
(N)	Percentage rounds to less than 0.1% or (0.1)%.
(O)	Non-income producing securities.
(P)	Rate disclosed reflects the yield at September 30, 2016.
(Q)

Aggregate cost for federal income tax purposes is $828,839,684. Aggregate gross unrealized appreciation and depreciation for all securities is $27,930,633 and $39,489,322, respectively. Net unrealized depreciation for tax purposes is $11,558,689.

(R)

The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(S)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Partners Portfolio	Page 8	September 30, 2016 N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 58.2%
Aerospace & Defense - 1.0%
General Dynamics Corp.	2,766	$ 429,172
L-3 Communications Holdings, Inc.	1,179	177,711
Northrop Grumman Corp.	1,227	262,516
Textron, Inc.	1,137	45,196
United Technologies Corp.	5,478	556,565

		1,471,160

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., Class B	801	87,597

Airlines - 0.4%
Delta Air Lines, Inc.	8,019	315,628
United Continental Holdings, Inc. (A)	5,641	295,983

		611,611

Auto Components - 0.2%
Delphi Automotive PLC, Class A	3,393	241,989
Johnson Controls International PLC	190	8,840

		250,829

Automobiles - 0.3%
Ford Motor Co.	4,278	51,636
General Motors Co.	11,916	378,571

		430,207

Banks - 2.8%
Bank of America Corp.	68,840	1,077,346
Citigroup, Inc.	25,372	1,198,320
Citizens Financial Group, Inc.	1,725	42,625
KeyCorp	20,466	249,071
Regions Financial Corp.	18,642	183,996
SVB Financial Group (A)	705	77,931
Wells Fargo & Co.	31,014	1,373,300
Zions Bancorporation	1,718	53,292

		4,255,881

Beverages - 2.0%
Boston Beer Co., Inc., Class A (A) (B)	276	42,852
Coca-Cola Co.	13,110	554,815
Constellation Brands, Inc., Class A	2,652	441,531
Dr. Pepper Snapple Group, Inc.	868	79,257
Molson Coors Brewing Co., Class B	5,842	641,452
PepsiCo, Inc.	11,987	1,303,826

		3,063,733

Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (A)	2,425	297,159
Amgen, Inc.	535	89,243
Biogen, Inc. (A)	2,219	694,614
BioMarin Pharmaceutical, Inc. (A)	469	43,392
Celgene Corp. (A)	6,295	658,016
Gilead Sciences, Inc.	10,290	814,145
Vertex Pharmaceuticals, Inc. (A)	2,642	230,409

		2,826,978

Building Products - 0.2%
Allegion PLC	2,952	203,422
Masco Corp.	5,042	172,991

		376,413

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 2.0%
Bank of New York Mellon Corp.	5,333	$ 212,680
BlackRock, Inc., Class A	1,499	543,328
Charles Schwab Corp.	17,858	563,777
Goldman Sachs Group, Inc.	1,266	204,168
Intercontinental Exchange, Inc.	1,301	350,437
Morgan Stanley	21,361	684,834
State Street Corp.	5,050	351,631
TD Ameritrade Holding Corp.	1,976	69,634

		2,980,489

Chemicals - 1.2%
Dow Chemical Co.	7,271	376,856
E.I. du Pont de Nemours & Co.	7,821	523,772
Eastman Chemical Co.	6,466	437,619
Monsanto Co.	1,230	125,706
Mosaic Co.	12,449	304,503

		1,768,456

Communications Equipment - 0.3%
Cisco Systems, Inc.	14,092	446,998

Construction & Engineering - 0.1%
Fluor Corp.	3,116	159,913

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	558	99,943

Consumer Finance - 0.5%
American Express Co.	2,694	172,524
Capital One Financial Corp.	5,232	375,815
Discover Financial Services	3,713	209,970

		758,309

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	5,045	288,019
Sealed Air Corp., Class A	945	43,300
WestRock Co.	3,553	172,249

		503,568

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc., Class B (A)	8,205	1,185,376
Voya Financial, Inc.	122	3,516

		1,188,892

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	27,056	1,098,744
Verizon Communications, Inc.	7,492	389,434

		1,488,178

Electric Utilities - 1.2%
Edison International	5,612	405,467
Exelon Corp.	2,010	66,913
NextEra Energy, Inc.	5,823	712,269
PG&E Corp.	3,260	199,414
Xcel Energy, Inc.	8,907	366,434

		1,750,497

Electrical Equipment - 0.4%
Eaton Corp. PLC	8,190	538,165
Emerson Electric Co.	986	53,747

		591,912

Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity, Ltd.	8,182	526,757

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.4%
Halliburton Co.	3,648	$ 163,722
National Oilwell Varco, Inc.	1,148	42,178
Schlumberger, Ltd.	4,742	372,911

		578,811

Equity Real Estate Investment Trusts - 1.5%
American Tower Corp., Class A	832	94,291
Apartment Investment & Management Co., Class A	1,932	88,698
AvalonBay Communities, Inc.	1,930	343,231
Equinix, Inc.	634	228,399
Essex Property Trust, Inc.	201	44,763
Extra Space Storage, Inc.	547	43,437
HCP, Inc.	4,810	182,540
Kimco Realty Corp.	7,208	208,672
LaSalle Hotel Properties (B)	3,969	94,740
Liberty Property Trust, Series C	2,401	96,880
Macerich Co., Class A	269	21,754
Prologis, Inc., Class A	2,958	158,371
Public Storage	396	88,363
Regency Centers Corp.	1,019	78,962
Simon Property Group, Inc.	1,646	340,739
SL Green Realty Corp.	1,218	131,666
STORE Capital Corp.	2,290	67,486

		2,312,992

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	3,487	531,802
Kroger Co.	11,605	344,436
Wal-Mart Stores, Inc.	150	10,818
Walgreens Boots Alliance, Inc.	6,683	538,784

		1,425,840

Food Products - 0.7%
Archer-Daniels-Midland Co.	1,645	69,370
Hershey Co.	1,699	162,424
J.M. Smucker, Co.	286	38,764
Mondelez International, Inc., Class A	17,874	784,669

		1,055,227

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	15,790	667,759
Becton Dickinson and Co.	500	89,865
Boston Scientific Corp. (A)	24,091	573,366
Danaher Corp.	1,923	150,744
Stryker Corp.	834	97,086

		1,578,820

Health Care Providers & Services - 1.6%
Aetna, Inc.	4,451	513,868
Anthem, Inc.	510	63,908
Cigna Corp.	1,196	155,863
HCA Holdings, Inc. (A)	618	46,739
Humana, Inc., Class A	1,813	320,701
Laboratory Corp. of America Holdings (A)	450	61,866
McKesson Corp.	1,184	197,432
Quest Diagnostics, Inc.	836	70,751
UnitedHealth Group, Inc.	7,501	1,050,140

		2,481,268

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.8%
Royal Caribbean Cruises, Ltd., Class A	4,328	$ 324,384
Starbucks Corp.	9,982	540,425
Yum! Brands, Inc.	3,391	307,937

		1,172,746

Household Durables - 0.4%
D.R. Horton, Inc.	4,761	143,782
Harman International Industries, Inc.	1,428	120,595
Mohawk Industries, Inc. (A)	472	94,560
Newell Brands, Inc.	1,045	55,030
PulteGroup, Inc.	7,172	143,727
Toll Brothers, Inc. (A)	3,059	91,342

		649,036

Household Products - 1.2%
Kimberly-Clark Corp.	5,820	734,135
Procter & Gamble Co.	11,429	1,025,753

		1,759,888

Industrial Conglomerates - 1.4%
3M Co.	256	45,115
General Electric Co.	36,767	1,089,038
Honeywell International, Inc.	7,922	923,626

		2,057,779

Insurance - 1.6%
American International Group, Inc.	7,508	445,525
Arthur J. Gallagher & Co.	3,843	195,493
Chubb, Ltd.	4,946	621,465
Everest RE Group, Ltd.	713	135,449
Hartford Financial Services Group, Inc.	1,910	81,786
MetLife, Inc.	17,133	761,219
XL Group, Ltd.	5,017	168,722

		2,409,659

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (A)	1,967	1,646,989

Internet Software & Services - 3.0%
Alphabet, Inc., Class A (A)	1,726	1,387,808
Alphabet, Inc., Class C (A)	1,741	1,353,262
Facebook, Inc., Class A (A)	13,698	1,757,042

		4,498,112

IT Services - 2.1%
Accenture PLC, Class A	10,073	1,230,618
Automatic Data Processing, Inc.	529	46,658
Cognizant Technology Solutions Corp., Class A (A)	5,568	265,649
Fidelity National Information Services, Inc.	5,786	445,696
MasterCard, Inc., Class A	860	87,522
PayPal Holdings, Inc. (A)	2,230	91,363
Vantiv, Inc., Class A (A)	1,203	67,693
Visa, Inc., Class A	10,570	874,139
WEX, Inc. (A)	1,355	146,462

		3,255,800

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,490	70,164
Illumina, Inc. (A)	1,459	265,042
Thermo Fisher Scientific, Inc.	2,075	330,050

		665,256

Machinery - 1.2%
Cummins, Inc.	2,163	277,188
Deere & Co.	830	70,841

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Fortive Corp.	702	$ 35,732
Ingersoll-Rand PLC	1,870	127,048
PACCAR, Inc.	8,466	497,632
Parker-Hannifin Corp.	800	100,424
Pentair PLC	830	53,319
Snap-on, Inc.	1,695	257,572
Stanley Black & Decker, Inc.	3,581	440,391

		1,860,147

Media - 2.5%
Charter Communications, Inc., Class A (A)	2,325	627,680
Comcast Corp., Class A	16,060	1,065,420
DISH Network Corp., Class A (A)	3,868	211,889
Sirius XM Holdings, Inc. (A) (B)	21,219	88,483
Time Warner, Inc.	12,396	986,846
Twenty-First Century Fox, Inc., Class A	31,167	754,865

		3,735,183

Metals & Mining - 0.1%
Newmont Mining Corp.	2,283	89,699
U.S. Steel Corp. (B)	788	14,862

		104,561

Multi-Utilities - 0.7%
CMS Energy Corp.	6,991	293,692
Public Service Enterprise Group, Inc.	8,189	342,873
Sempra Energy	3,126	335,076
WEC Energy Group, Inc.	1,419	84,970

		1,056,611

Multiline Retail - 0.2%
Dollar General Corp.	4,227	295,848

Oil, Gas & Consumable Fuels - 3.8%
Cabot Oil & Gas Corp.	6,565	169,377
Chevron Corp.	7,612	783,427
Concho Resources, Inc. (A)	1,156	158,777
ConocoPhillips	6,669	289,901
Diamondback Energy, Inc. (A)	2,086	201,383
EOG Resources, Inc.	5,180	500,958
EQT Corp.	3,818	277,263
Exxon Mobil Corp.	19,439	1,696,636
Kinder Morgan, Inc.	6,135	141,903
Marathon Petroleum Corp.	3,843	155,987
Occidental Petroleum Corp.	7,234	527,503
Pioneer Natural Resources Co.	3,166	587,768
Valero Energy Corp.	4,346	230,338

		5,721,221

Pharmaceuticals - 3.5%
Allergan PLC (A)	3,110	716,264
Bristol-Myers Squibb Co.	16,774	904,454
Eli Lilly & Co.	10,419	836,229
Johnson & Johnson	7,704	910,073
Merck & Co., Inc.	6,433	401,484
Mylan NV (A)	1,782	67,930
Pfizer, Inc.	44,683	1,513,413

		5,349,847

Road & Rail - 0.9%
Canadian Pacific Railway, Ltd.	2,451	374,267
Union Pacific Corp.	9,924	967,888

		1,342,155

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc., Class A	6,339	$ 408,549
Broadcom, Ltd.	6,165	1,063,586
KLA-Tencor Corp.	958	66,782
Lam Research Corp.	7,164	678,502
NXP Semiconductors NV (A)	3,298	336,429
Texas Instruments, Inc.	9,150	642,147

		3,195,995

Software - 2.6%
Adobe Systems, Inc. (A)	8,570	930,188
Microsoft Corp.	47,988	2,764,109
Oracle Corp.	3,190	125,303
Workday, Inc., Class A (A)	562	51,530

		3,871,130

Specialty Retail - 2.1%
AutoNation, Inc. (A)	290	14,126
Best Buy Co., Inc.	5,050	192,809
Home Depot, Inc.	7,956	1,023,778
Lowe’s Cos., Inc.	10,632	767,737
O’Reilly Automotive, Inc. (A)	1,355	379,549
Ross Stores, Inc.	1,939	124,678
Signet Jewelers, Ltd.	237	17,663
Tiffany & Co. (B)	533	38,712
TJX Cos., Inc.	8,517	636,901

		3,195,953

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	26,486	2,994,242
Hewlett Packard Enterprise Co.	2,112	48,048
HP, Inc.	24,550	381,262

		3,423,552

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc., Class B	1,560	82,134
PVH Corp.	373	41,216
Ralph Lauren Corp., Class A	490	49,559
VF Corp.	2,291	128,411

		301,320

Tobacco - 0.7%
Philip Morris International, Inc.	5,006	486,683
Reynolds American, Inc., Class A	10,860	512,049

		998,732

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	3,087	144,225

Total Common Stocks (Cost $74,862,198)		87,783,024

PREFERRED STOCKS - 0.2%
Banks - 0.1%
Citigroup Capital XIII
7.12% (C)	3,392	89,345

Capital Markets - 0.0% (D)
State Street Corp.
Series D, 5.90% (C)	1,536	42,686

Electric Utilities - 0.0% (D)
SCE Trust III
Series H, 5.75% (C)	320	9,638

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp.
Series Z, 8.38% (A) (C)	14,925	$ 51,939
Federal National Mortgage Association
Series O, 0.00% (A) (C) (E)	600	3,166
Series S, 8.25% (A) (C)	10,800	37,908

		93,013

Total Preferred Stocks (Cost $814,042)		234,682

	Principal	Value
ASSET-BACKED SECURITIES - 2.6%
American Tower Trust I
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (F)	$ 200,000	199,557
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (F)	100,000	99,975
Series 2014-1A, Class A,
2.46%, 07/20/2020 (F)	55,000	55,558
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
2.11% (C), 07/18/2027 (F)	235,000	235,456
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (F)	111,414	111,691
Hertz Vehicle Financing LLC
Series 2016-3A, Class A,
2.27%, 07/25/2020 (F)	110,000	110,100
ICG US CLO, Ltd.
Series 2014-1A, Class A1,
1.85% (C), 04/20/2026 (F)	235,000	233,069
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (F)	192,699	201,163
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (F)	89,035	89,048
Series 2016-1A, Class A,
2.25%, 12/20/2033 (F)	98,543	98,339
NRZ Advance Receivables Trust
Series 2015-T4, Class AT4,
3.20%, 11/15/2047 (F)	280,000	281,559
OCP CLO, Ltd.
Series 2015-8A, Class A1,
2.21% (C), 04/17/2027 (F)	220,000	220,046
Ocwen Master Advance Receivables Trust
Series 2015-T3, Class AT3,
3.21%, 11/15/2047 (F)	290,000	290,590
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A,
2.20% (C), 07/20/2027 (F)	250,000	250,097
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (C), 10/15/2044 (F)	380,000	385,340
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (F)	28,901	29,003
Series 2014-1A, Class A,
2.07%, 03/20/2030 (F)	67,657	67,311
Series 2014-2A, Class A,
2.05%, 06/20/2031 (F)	58,806	58,841

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2015-1A, Class A,
2.40%, 03/22/2032 (F)	$ 48,136	$ 48,364
Series 2015-1A, Class B,
3.05%, 03/22/2032 (F)	50,229	50,626
Series 2016-2A, Class A,
2.33%, 07/20/2033 (F)	99,358	99,377
Silverleaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (F)	62,394	61,815
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (F)	142,676	134,304
SpringCastle America Funding LLC
Series 2014-AA, Class A,
2.70%, 05/25/2023 (F)	49,734	49,895
Series 2016-AA, Class A,
3.05%, 04/25/2029 (F) (G)	150,000	151,154
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A,
1.47% (C), 10/15/2018 (F)	290,000	287,149
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (F)	100,000	100,330

Total Asset-Backed Securities (Cost $4,003,069)		3,999,757

CORPORATE DEBT SECURITIES - 15.9%
Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	54,000	61,955
5.10%, 01/15/2044	49,000	58,218

		120,173

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	130,183	133,451
3.70%, 04/01/2028	164,411	171,809
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	263,701	311,826
United Airlines Pass-Through Trust
3.75%, 03/03/2028	282,697	297,538

		914,624

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025 (B)	105,000	107,406

Automobiles - 0.1%
BMW US Capital LLC
2.80%, 04/11/2026 (F)	82,857	84,635
General Motors Co.
4.88%, 10/02/2023	30,000	32,503
6.25%, 10/02/2043	20,000	23,605

		140,743

Banks - 2.8%
Bank of America Corp.
2.63%, 10/19/2020, MTN	65,000	66,332
4.10%, 07/24/2023	60,000	64,865
4.45%, 03/03/2026, MTN	45,000	48,294
5.75%, 12/01/2017	75,000	78,581
Bank One Corp.
8.00%, 04/29/2027	65,000	88,619
Barclays Bank PLC
10.18%, 06/12/2021 (F)	390,000	498,417

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	September 30, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Branch Banking & Trust Co.
3.80%, 10/30/2026	$ 110,000	$ 119,490
Citigroup, Inc.
1.70%, 04/27/2018	203,000	203,220
2.26% (C), 09/01/2023	165,000	165,790
4.95%, 11/07/2043	20,000	22,805
6.68%, 09/13/2043	20,000	26,317
Commerzbank AG
8.13%, 09/19/2023 (F)	255,000	293,377
Cooperatieve Rabobank UA
11.00% (C), 06/30/2019 (F) (H)	405,000	490,556
Discover Bank
3.45%, 07/27/2026	250,000	251,460
First Horizon National Corp.
3.50%, 12/15/2020	110,000	112,272
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (F)	65,000	59,317
JPMorgan Chase & Co.
2.00%, 08/15/2017	250,000	251,431
3.25%, 09/23/2022	239,000	250,682
4.85%, 02/01/2044	20,000	24,144
6.75% (C), 02/01/2024 (B) (H)	13,000	14,349
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (F)	85,000	85,121
Nordea Bank AB
4.25%, 09/21/2022 (F)	470,000	507,771
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	65,000	67,744
6.40%, 10/21/2019	60,000	66,313
Toronto-Dominion Bank
3.63% (C), 09/15/2031	150,000	150,414
Wells Fargo & Co.
2.15%, 01/15/2019	10,000	10,124
4.13%, 08/15/2023	92,000	98,453
5.38%, 11/02/2043	67,000	77,784
5.90% (C), 06/15/2024 (H)	43,000	44,559

		4,238,601

Beverages - 0.2%
Molson Coors Brewing Co.
2.10%, 07/15/2021	130,000	131,196
SABMiller Holdings, Inc.
4.95%, 01/15/2042 (F)	210,000	245,291

		376,487

Biotechnology - 0.4%
Celgene Corp.
3.88%, 08/15/2025	175,000	187,112
5.00%, 08/15/2045	200,000	225,183
Gilead Sciences, Inc.
4.15%, 03/01/2047	124,000	126,739

		539,034

Capital Markets - 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	205,000	221,943
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 06/09/2023 (F)	80,000	81,062
Deutsche Bank AG
2.12% (C), 08/20/2020	70,000	66,077
6.00%, 09/01/2017	55,000	55,927
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	220,000	231,527
5.75%, 01/24/2022	155,000	180,039
6.25%, 02/01/2041	20,000	26,152
6.75%, 10/01/2037	75,000	95,498

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Macquarie Group, Ltd.
6.25%, 01/14/2021 (F)	$ 230,000	$ 262,474
Morgan Stanley
5.00%, 11/24/2025	96,000	107,107
5.75%, 01/25/2021	380,000	433,175
Oaktree Capital Management, LP
6.75%, 12/02/2019 (F)	175,000	197,943
State Street Capital Trust IV
1.85% (C), 06/01/2077	11,000	9,460
UBS AG
7.63%, 08/17/2022	250,000	291,250

		2,259,634

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	60,000	64,397
Monsanto Co.
4.40%, 07/15/2044	110,000	113,932

		178,329

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC
3.85%, 11/15/2024 (F)	140,000	150,629
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (F)	200,000	200,137

		350,766

Communications Equipment - 0.2%
Cisco Systems, Inc.
2.13%, 03/01/2019	50,000	50,978
Harris Corp.
5.55%, 10/01/2021	205,000	233,598

		284,576

Construction & Engineering - 0.0% (D)
SBA Tower Trust
2.88%, 07/15/2046 (F)	58,000	58,983

Construction Materials - 0.3%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (F)	200,000	206,650
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	200,000	213,077

		419,727

Consumer Finance - 0.2%
American Express Co.
4.05%, 12/03/2042	50,000	52,235
Discover Financial Services
3.85%, 11/21/2022	183,000	189,841
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	100,000	107,503

		349,579

Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	96,000	106,924

Diversified Financial Services - 0.0%
Kaupthing ehf
7.63%, 02/28/2020 (F) (I) (J) (K)	710,000	—	(L)

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	September 30, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.8%
AT&T, Inc.
3.00%, 06/30/2022	$ 255,000	$ 262,168
3.40%, 05/15/2025	130,000	133,563
4.35%, 06/15/2045	70,000	68,954
4.60%, 02/15/2021	67,000	73,502
5.00%, 03/01/2021	34,000	38,068
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (F)	40,000	39,844
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 (B)	54,000	43,436
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	22,530
Verizon Communications, Inc.
3.45%, 03/15/2021 (B)	70,000	74,584
4.50%, 09/15/2020	42,000	46,089
5.15%, 09/15/2023	155,000	180,564
6.55%, 09/15/2043	137,000	185,236

		1,168,538

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	110,000	117,200
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	49,737
8.88%, 11/15/2018	9,000	10,303
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	226,000	220,380
Entergy Arkansas, Inc.
3.70%, 06/01/2024	61,000	66,321
Jersey Central Power & Light Co.
7.35%, 02/01/2019	35,000	39,027
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (F)	65,000	70,777
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	13,267
5.30%, 06/01/2042	25,000	31,826
PacifiCorp
3.60%, 04/01/2024	130,000	141,603
5.75%, 04/01/2037	25,000	32,737
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	140,000	147,986

		941,164

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (F)	100,000	104,273
Schlumberger Investment SA
3.65%, 12/01/2023	33,000	35,707
Weatherford International, Ltd.
5.95%, 04/15/2042	35,000	23,975

		163,955

Equity Real Estate Investment Trusts - 0.9%
CBL & Associates, LP
5.25%, 12/01/2023	144,000	147,073
EPR Properties
4.50%, 04/01/2025	225,000	227,994
HCP, Inc.
3.40%, 02/01/2025	85,000	83,953
Kilroy Realty, LP
4.25%, 08/15/2029	265,000	279,391
Realty Income Corp.
3.88%, 07/15/2024	190,000	200,380
Simon Property Group, LP
3.38%, 10/01/2024	280,000	297,357

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	$ 20,000	$ 20,495
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	60,000	60,817

		1,317,460

Food & Staples Retailing - 0.2%
CVS Health Corp.
2.25%, 08/12/2019	70,000	71,316
5.30%, 12/05/2043	14,000	17,360
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	41,000	45,725
4.30%, 04/22/2044	60,000	70,482
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	135,000	142,760

		347,643

Food Products - 0.2%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	70,000	70,434
Kraft Heinz Foods Co.
4.38%, 06/01/2046	84,000	88,874
4.88%, 02/15/2025 (F)	75,000	82,709
Mondelez International, Inc.
2.25%, 02/01/2019	60,000	61,031

		303,048

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co.
2.68%, 12/15/2019	80,000	82,617
Boston Scientific Corp.
2.65%, 10/01/2018	56,000	57,282

		139,899

Health Care Providers & Services - 0.4%
Aetna, Inc.
4.75%, 03/15/2044	14,000	15,781
Anthem, Inc.
1.88%, 01/15/2018	76,000	76,366
2.30%, 07/15/2018	104,000	105,361
3.30%, 01/15/2023	25,000	26,200
3.70%, 08/15/2021	8,000	8,571
Coventry Health Care, Inc.
5.45%, 06/15/2021	66,000	75,258
Express Scripts Holding Co.
3.40%, 03/01/2027	120,000	120,681
4.80%, 07/15/2046	30,000	31,163
Tenet Healthcare Corp.
6.25%, 11/01/2018	55,000	58,713
UnitedHealth Group, Inc.
3.38%, 11/15/2021	19,000	20,356

		538,450

Household Durables - 0.1%
Newell Brands, Inc.
4.20%, 04/01/2026	110,000	119,802

Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	100,000	103,750

Industrial Conglomerates - 0.4%
General Electric Co.
5.00% (C), 01/21/2021 (H)	555,000	590,215
6.88%, 01/10/2039, MTN	20,000	30,125

		620,340

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 6	September 30, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.1%
American International Group, Inc.
4.13%, 02/15/2024	$ 41,000	$ 44,178
8.18% (C), 05/15/2068	41,000	54,868
CNA Financial Corp.
5.88%, 08/15/2020	90,000	102,213
Fidelity National Financial, Inc.
5.50%, 09/01/2022	60,000	66,057
Genworth Holdings, Inc.
7.63%, 09/24/2021	45,000	42,975
Lincoln National Corp.
8.75%, 07/01/2019	150,000	176,560
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (F)	195,000	195,205
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	80,000	80,817
Pacific Life Insurance Co.
9.25%, 06/15/2039 (F)	220,000	342,401
Principal Financial Group, Inc.
8.88%, 05/15/2019	115,000	135,498
Prudential Financial, Inc.
5.38%, 06/21/2020, MTN	51,000	57,250
7.38%, 06/15/2019, MTN	80,000	92,077
Reinsurance Group of America, Inc.
3.52% (C), 12/15/2065	441,000	339,570

		1,729,669

IT Services - 0.1%
MasterCard, Inc.
2.00%, 04/01/2019	53,000	53,844
3.38%, 04/01/2024	33,000	35,576

		89,420

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	133,000	135,217

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (F)	200,000	200,982

Media - 0.3%
CBS Corp.
4.63%, 05/15/2018	23,000	24,120
5.75%, 04/15/2020	20,000	22,528
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	100,000	104,125
Comcast Corp.
5.88%, 02/15/2018	116,000	123,208
NBCUniversal Media LLC
4.38%, 04/01/2021	134,000	149,101
4.45%, 01/15/2043	47,000	52,852

		475,934

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023 (B)	44,000	48,169

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	$ 45,000	$ 40,384
Rio Tinto Finance USA PLC
2.88%, 08/21/2022	18,000	18,900

		107,453

Multi-Utilities - 0.0% (D)
CMS Energy Corp.
3.88%, 03/01/2024	22,000	24,006
4.88%, 03/01/2044	33,000	38,724

		62,730

Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (B)	68,000	76,843
Apache Corp.
4.25%, 01/15/2044	15,000	14,571
4.75%, 04/15/2043	22,000	22,479
BP Capital Markets PLC
3.12%, 05/04/2026	150,000	153,286
Energy Transfer Partners, LP
5.95%, 10/01/2043	35,000	35,352
EnLink Midstream Partners, LP
4.85%, 07/15/2026	47,000	47,295
EOG Resources, Inc.
2.45%, 04/01/2020	88,000	89,251
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	151,896
3.04%, 03/01/2026	60,000	62,897
Husky Energy, Inc.
4.00%, 04/15/2024	45,000	46,966
Kerr-McGee Corp.
6.95%, 07/01/2024	50,000	60,107
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	117,000	119,395
Laredo Petroleum, Inc.
7.38%, 05/01/2022	60,000	62,025
MEG Energy Corp.
6.50%, 03/15/2021 (F)	50,000	40,812
Murphy Oil Corp.
3.50%, 12/01/2017	61,000	62,058
Nexen Energy ULC
5.88%, 03/10/2035	10,000	12,372
Noble Energy, Inc.
6.00%, 03/01/2041	22,000	23,801
8.25%, 03/01/2019	47,000	53,770
Peabody Energy Corp.
6.25%, 11/15/2021 (M)	45,000	10,800
Petrobras Global Finance BV
6.25%, 03/17/2024	70,000	68,075
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	100,000	99,120
Range Resources Corp.
5.75%, 06/01/2021 (F)	10,000	10,125
Shell International Finance BV
2.50%, 09/12/2026	130,000	127,815
3.75%, 09/12/2046	39,000	38,502
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	37,000	39,509
4.63%, 03/01/2034	35,000	38,592
Western Gas Partners, LP
5.38%, 06/01/2021	76,000	82,747
Williams Cos., Inc.
3.70%, 01/15/2023	13,000	12,610
7.88%, 09/01/2021	33,000	38,197

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 7	September 30, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Partners, LP
5.40%, 03/04/2044	$ 35,000	$ 34,875

		1,736,143

Pharmaceuticals - 0.5%
Actavis Funding SCS
3.45%, 03/15/2022	188,000	197,369
4.55%, 03/15/2035	130,000	138,086
Mylan NV
3.15%, 06/15/2021 (F)	139,000	141,610
Pfizer, Inc.
4.40%, 05/15/2044	58,000	67,004
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	12,000	12,745
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	135,000	135,624
4.10%, 10/01/2046 (B)	30,000	29,858

		722,296

Road & Rail - 0.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (F)	153,000	180,540
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	18,938
3.75%, 04/01/2024	12,000	13,201

		212,679

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.
2.45%, 07/29/2020	190,000	196,598
KLA-Tencor Corp.
4.13%, 11/01/2021	155,000	166,821
LAM Research Corp.
3.90%, 06/15/2026 (B)	40,000	41,649

		405,068

Software - 0.1%
Microsoft Corp.
2.70%, 02/12/2025	140,000	144,938

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.85%, 02/23/2023	240,000	252,651
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
6.02%, 06/15/2026 (F)	60,000	65,778
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020 (F)	185,000	194,106
HP, Inc.
3.75%, 12/01/2020	11,000	11,588

		524,123

Tobacco - 0.1%
Altria Group, Inc.
4.00%, 01/31/2024	33,000	36,847
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	105,000	122,991

		159,838

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
8.25%, 12/15/2020	115,000	136,562

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV
3.13%, 07/16/2022	$ 200,000	$ 204,769
Crown Castle Towers LLC
4.88%, 08/15/2040 (F)	155,000	169,407
6.11%, 01/15/2040 (F)	335,000	371,264
SBA Tower Trust
2.24%, 04/15/2043 (F)	65,000	65,199
Sprint Communications, Inc.
9.00%, 11/15/2018 (F)	95,000	104,856
Sprint Corp.
7.88%, 09/15/2023	45,000	45,281
T-Mobile USA, Inc.
6.46%, 04/28/2019	5,000	5,094
6.63%, 04/28/2021	15,000	15,787
6.73%, 04/28/2022	15,000	15,750
6.84%, 04/28/2023	5,000	5,387

		1,002,794

Total Corporate Debt Securities (Cost $23,489,108)		24,055,481

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Indonesia - 0.2%
Indonesia Government International Bond
5.38%, 10/17/2023 (F)	225,000	259,340

Mexico - 0.1%
Mexico Government International Bond
4.00%, 10/02/2023	110,000	117,535

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025 (B)	100,000	138,500

Republic of Korea - 0.2%
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	201,460
Korea Development Bank
3.50%, 08/22/2017	200,000	203,829

		405,289

Total Foreign Government Obligations (Cost $871,404)		920,664

MORTGAGE-BACKED SECURITIES - 5.0%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2,
1.37% (C), 02/25/2035	8,239	8,240
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	223,263	161,894
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A,
5.72% (C), 06/10/2049	75,932	77,058
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1,
5.72% (C), 06/15/2049 (F)	102,250	102,513
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (F)	140,000	141,418
Series 2012-TFT, Class C,
3.58% (C), 06/05/2030 (F)	315,000	310,584

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 8	September 30, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (F)	$ 245,000	$ 258,667
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A,
5.19%, 12/11/2038	46,307	46,273
Series 2007-PW15, Class A1A,
5.32%, 02/11/2044	54,167	54,609
Series 2007-PW17, Class A1A,
5.65% (C), 06/11/2050	46,307	47,580
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2,
0.74% (C), 12/25/2046	96,850	59,392
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	45,000	49,202
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	72,194
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	166,545
Citigroup Commercial Mortgage Trust, Interest Only STRIPS
Series 2013-SMP, Class XA,
0.90% (C), 01/12/2030 (F)	1,174,816	8,885
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (C), 06/25/2058 (F)	236,983	241,836
COMM Mortgage Trust
Series 2010-RR1, Class GEB,
5.54% (C), 12/11/2049 (F)	160,000	162,305
Series 2013-CR11, Class AM,
4.72% (C), 10/10/2046	20,000	22,581
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (F)	100,000	104,310
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	45,000	49,586
Series 2016-GCT, Class C,
3.58% (C), 08/10/2029 (F)	100,000	102,874
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (F)	132,000	137,271
Commercial Mortgage Trust
Series 2007-GG11, Class AM,
5.87% (C), 12/10/2049	35,000	36,125
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (F)	225,000	235,671
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
2.73% (C), 08/26/2036 (F)	144,060	141,210
CSMC Trust
Series 2010-1R, Class 28A1,
5.00%, 02/27/2047 (F)	44,952	44,675
Series 2010-RR1, Class 2A,
5.70% (C), 09/15/2040 (F)	50,478	51,025
Series 2010-RR2, Class 2A,
6.13% (C), 09/15/2039 (F)	61,048	61,667
Series 2014-4R, Class 21A1,
0.85% (C), 12/27/2035 (F)	234,613	226,410
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.29% (C), 03/18/2035	155,942	151,854

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.55% (C), 12/10/2027 (F)	$ 100,000	$ 95,561
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (C), 04/10/2031 (F)	285,000	294,374
Hilton USA Trust, Interest Only STRIPS
Series 2013-HLT, Class X1FX,
0.00% (C), 11/05/2030 (F)	4,500,000	45
Impac CMB Trust
Series 2004-6, Class 1A1,
1.33% (C), 10/25/2034	82,300	77,153
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.99% (C), 08/25/2037	188,419	148,540
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A,
5.43% (C), 06/12/2047	89,780	90,301
Series 2007-LD12, Class A1A,
5.85% (C), 02/15/2051	93,667	95,987
Series 2007-LDPX, Class A1A,
5.44%, 01/15/2049	68,555	69,148
Series 2008-C2, Class ASB,
6.13% (C), 02/12/2051	26,684	26,999
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1,
2.89% (C), 05/26/2037 (F)	192,884	192,618
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A,
6.07% (C), 07/15/2044	26,627	27,175
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM,
6.37% (C), 09/15/2045	30,000	31,300
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1.17% (C), 10/25/2028	49,394	48,236
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
6.01% (C), 06/12/2050	34,947	35,540
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (F)	100,000	100,135
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM,
5.90% (C), 04/12/2049	85,000	85,269
Series 2007-IQ13, Class A1A,
5.31%, 03/15/2044	82,902	83,541
Series 2007-IQ13, Class AM,
5.41%, 03/15/2044	30,000	30,233
Series 2007-IQ14, Class A1A,
5.67% (C), 04/15/2049	32,479	32,985
Series 2007-IQ15, Class AM,
6.10% (C), 06/11/2049	55,000	56,181
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A,
2.00%, 07/27/2049 (F)	11,497	11,447
Series 2014-R3, Class 2A,
3.00% (C), 07/26/2048 (F)	279,646	282,556
Motel 6 Trust
Series 2015-MTL6, Class C,
3.64%, 02/05/2030 (F)	545,000	544,569
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (C), 12/25/2052 (F)	152,358	158,286

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 9	September 30, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (F)	$ 66,703	$ 69,342
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (F)	177,459	184,293
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (F)	122,936	127,254
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.59% (C), 01/11/2037 (F)	130,000	123,804
SCG Trust
Series 2013-SRP1, Class A,
1.92% (C), 11/15/2026 (F)	100,000	99,243
STRIPS, Ltd.
Series 2012-1A, Class A,
1.50%, 12/25/2044 (F)	4,419	4,419
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1.23% (C), 01/19/2034	107,897	103,874
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (C), 03/25/2054 (F)	220,815	225,476
Series 2015-5, Class A1B,
2.75% (C), 05/25/2055 (F)	181,526	183,508
Series 2016-1, Class A1B,
2.75% (C), 02/25/2055 (F)	173,721	175,644
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (F)	225,000	238,457

Total Mortgage-Backed Securities (Cost $7,566,219)		7,487,947

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	15,000	23,131
State of California, General Obligation Unlimited
7.60%, 11/01/2040	60,000	97,624
University of California, Revenue Bonds
Series AD,
4.86%, 05/15/2112	10,000	11,054

		131,809

Georgia - 0.0% (D)
Municipal Electric Authority of Georgia, Revenue Bonds
Series A,
6.64%, 04/01/2057	10,000	13,580

Illinois - 0.0% (D)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	55,000	52,928

New Jersey - 0.0% (D)
New Jersey Turnpike Authority, Revenue Bonds
Series F,
7.41%, 01/01/2040	16,000	25,109

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds
Series E,
6.81%, 11/15/2040	$ 15,000	$ 21,745
New York City Water & Sewer System, Revenue Bonds
Series CC,
5.88%, 06/15/2044	15,000	21,730
New York State Dormitory Authority, Revenue Bonds
Series H,
5.39%, 03/15/2040	10,000	13,301
Port Authority of New York & New Jersey, Revenue Bonds
Series 181,
4.96%, 08/01/2046	20,000	25,073

		81,849

Total Municipal Government Obligations (Cost $266,330)		305,275

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.7%
Federal Home Loan Mortgage Corp.
3.00% (C), 02/01/2041	21,110	22,340
5.50%, 06/01/2041	38,130	43,119
Federal National Mortgage Association
Zero Coupon, 10/09/2019	190,000	182,377
2.50%, TBA (G)	469,000	485,769
2.81% (C), 03/01/2041	14,647	15,520
2.95% (C), 03/01/2041	13,889	14,679
3.00%, TBA (G)	2,987,000	3,104,496
3.33% (C), 10/25/2023	55,000	59,463
3.50%, 11/01/2028 - 01/01/2029	140,626	150,644
3.50%, TBA (G)	3,247,000	3,425,793
4.00%, 10/01/2025 - 06/01/2042	92,361	99,040
4.00%, TBA (G)	1,008,000	1,082,576
4.50%, 02/01/2025 - 06/01/2026	145,237	155,320
5.00%, 04/01/2039 - 11/01/2039	311,818	352,407
5.00%, TBA (G)	83,000	92,190
5.50%, 09/01/2036 - 08/01/2037	283,006	325,323
6.00%, 02/01/2038 - 02/01/2041	338,545	391,195
6.50%, 05/01/2040	72,476	83,602
Government National Mortgage Association, Interest Only STRIPS
0.88% (C), 02/16/2053	238,843	13,755

Total U.S. Government Agency Obligations (Cost $10,043,985)		10,099,608

U.S. GOVERNMENT OBLIGATIONS - 9.0%
U.S. Treasury Bond
2.50%, 02/15/2045	423,000	437,144
2.75%, 08/15/2042	584,500	636,923
3.50%, 02/15/2039	442,000	547,320
3.63%, 02/15/2044	1,694,300	2,157,386
4.50%, 02/15/2036	542,000	762,780
4.75%, 02/15/2037	263,000	381,699
5.25%, 02/15/2029	627,000	871,800
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	82,710	96,811
2.50%, 01/15/2029	305,672	388,039
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/2024	889,075	932,745
U.S. Treasury Note
0.38%, 10/31/2016	485,000	485,090

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 10	September 30, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note (continued)
0.50%, 07/31/2017	$ 245,000	$ 244,770
0.88%, 04/15/2017 - 04/30/2017	1,128,400	1,130,599
1.00%, 09/15/2017 - 11/30/2019	435,400	436,469
1.13%, 06/30/2021	265,000	264,689
1.25%, 11/30/2018	442,300	446,378
1.63%, 03/31/2019 - 05/15/2026	1,982,000	2,016,902
1.88%, 11/30/2021	155,000	160,104
2.00%, 02/15/2025	756,000	782,873
2.25%, 11/15/2024	345,400	364,680
2.50%, 05/15/2024	56,300	60,496

Total U.S. Government Obligations (Cost $12,891,984)		13,605,697

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.7%
Federal Home Loan Bank Discount Notes
0.32% (N), 10/28/2016	1,810,000	1,809,761
0.33% (N), 10/26/2016 - 11/14/2016	1,545,000	1,544,667
0.34% (N), 10/03/2016	675,000	675,000
0.35% (N), 12/07/2016 - 12/09/2016	2,805,000	2,803,659
0.38% (N), 10/14/2016	123,000	122,993
Federal Home Loan Mortgage Corp. Discount Notes
0.33% (N), 10/17/2016	135,000	134,990

Total Short-Term U.S. Government Agency Obligations (Cost $7,090,154)		7,091,070

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
0.27% (N), 11/10/2016	870,000	869,819
0.29% (N), 10/06/2016	310,000	309,997
0.49% (N), 03/30/2017 (O)	115,000	114,752

Total Short-Term U.S. Government Obligations (Cost $1,294,455)		1,294,568

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (N)	712,961	712,961

Total Securities Lending Collateral (Cost $712,961)		712,961

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. 0.03% (N), dated 09/30/2016, to be repurchased at $2,255,320 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $2,303,606.	$ 2,255,314	2,255,314

Total Repurchase Agreement (Cost $2,255,314)		2,255,314

Total Investments (Cost $146,161,223) (P)		159,846,048
Net Other Assets (Liabilities) - (6.0)%		(9,080,420)

Net Assets - 100.0%		$ 150,765,628

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 11	September 30, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	11	12/16/2016	$7,748	$—

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (R)		Value
ASSETS
Investments
Common Stocks	$87,783,024	$—	$—		$87,783,024
Preferred Stocks	234,682	—	—		234,682
Asset-Backed Securities	—	3,999,757	—		3,999,757
Corporate Debt Securities	—	24,055,481	—	(L)	24,055,481
Foreign Government Obligations	—	920,664	—		920,664
Mortgage-Backed Securities	—	7,487,947	—		7,487,947
Municipal Government Obligations	—	305,275	—		305,275
U.S. Government Agency Obligations	—	10,099,608	—		10,099,608
U.S. Government Obligations	—	13,605,697	—		13,605,697
Short-Term U.S. Government Agency Obligations	—	7,091,070	—		7,091,070
Short-Term U.S. Government Obligations	—	1,294,568	—		1,294,568
Securities Lending Collateral	712,961	—	—		712,961
Repurchase Agreement	—	2,255,314	—		2,255,314

Total Investments	$88,730,667	$71,115,381	$—		$159,846,048

Other Financial Instruments
Futures Contracts (S)	$7,748	$—	$—		$7,748

Total Other Financial Instruments	$7,748	$—	$—		$7,748

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $695,852. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Floating or variable rate securities. The rates disclosed are as of September 30, 2016.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Percentage rounds to less than 0.01% or (0.01)%.
(F)

Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the total value of 144A securities is $15,503,700, representing 10.3% of the Portfolio’s net assets.

(G)	Securities on a when-issued, delayed-delivery, or forward commitment basis. Securities to be settled and delivered after September 30, 2016.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)

Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2016, value of the security is $0, representing less than 0.1% of the Portfolio’s net assets.

(J)	Illiquid security. At September 30, 2016, value of the illiquid security is $0, representing less than 0.1% of the Portfolio’s net assets.
(K)	Security is Level 3 of the fair value hierarchy.
(L)	Security deemed worthless.
(M)	Security in default.
(N)	Rates disclosed reflect the yields at September 30, 2016.
(O)

All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security segregated as collateral to cover margin requirements for open futures contracts is $114,752.

(P)

Aggregate cost for federal income tax purposes is $146,161,223. Aggregate gross unrealized appreciation and depreciation for all securities is $16,726,615 and $3,041,790, respectively. Net unrealized appreciation for tax purposes is $13,684,825.

(Q)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

(R)	Level 3 securities were not considered significant to the Portfolio.
(S)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 12	September 30, 2016 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

PORTFOLIO ABBREVIATIONS:
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 13	September 30, 2016 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 3.6%
General Dynamics Corp.	36,608	$ 5,680,097
Huntington Ingalls Industries, Inc.	31,696	4,862,800
Northrop Grumman Corp.	43,849	9,381,494
Spirit Aerosystems Holdings, Inc., Class A (A)	165,701	7,380,323

		27,304,714

Air Freight & Logistics - 0.5%
FedEx Corp.	23,732	4,145,506

Airlines - 3.5%
Delta Air Lines, Inc.	74,301	2,924,487
Hawaiian Holdings, Inc. (A)	139,967	6,802,396
Southwest Airlines Co.	160,781	6,252,773
United Continental Holdings, Inc. (A)	194,172	10,188,205

		26,167,861

Auto Components - 2.4%
Cooper Tire & Rubber Co.	43,047	1,636,647
Dana, Inc.	77,731	1,211,826
Goodyear Tire & Rubber Co.	280,001	9,044,032
Lear Corp.	52,262	6,335,200

		18,227,705

Automobiles - 0.8%
General Motors Co.	180,000	5,718,600

Banks - 11.7%
Bank of America Corp.	1,417,812	22,188,758
Bank of Montreal	22,678	1,486,996
Citigroup, Inc.	436,800	20,630,064
Citizens Financial Group, Inc.	142,626	3,524,288
JPMorgan Chase & Co.	430,684	28,679,248
SunTrust Banks, Inc.	259,152	11,350,858

		87,860,212

Beverages - 1.9%
Dr. Pepper Snapple Group, Inc.	37,300	3,405,863
PepsiCo, Inc.	100,278	10,907,238

		14,313,101

Biotechnology - 3.0%
Amgen, Inc.	27,384	4,567,925
Gilead Sciences, Inc.	115,604	9,146,588
United Therapeutics Corp. (A) (B)	74,182	8,759,411

		22,473,924

Building Products - 1.0%
Owens Corning	136,663	7,296,437

Chemicals - 2.2%
Celanese Corp., Series A	39,419	2,623,729
LyondellBasell Industries NV, Class A	126,105	10,171,629
Trinseo SA	63,678	3,601,628

		16,396,986

Construction & Engineering - 0.9%
Quanta Services, Inc. (A)	241,296	6,753,875

Consumer Finance - 1.1%
Ally Financial, Inc.	443,588	8,636,658

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 0.1%
Avery Dennison Corp.	9,031	$ 702,521

Diversified Financial Services - 1.2%
Voya Financial, Inc.	308,379	8,887,483

Diversified Telecommunication Services - 4.0%
AT&T, Inc.	335,185	13,611,863
Verizon Communications, Inc.	315,557	16,402,653

		30,014,516

Electric Utilities - 4.3%
American Electric Power Co., Inc.	177,472	11,395,477
Edison International	142,964	10,329,149
Entergy Corp., Class B	134,041	10,284,966

		32,009,592

Energy Equipment & Services - 5.0%
Dril-Quip, Inc., Class A (A)	25,226	1,406,097
Ensco PLC, Class A	813,029	6,910,747
Helmerich & Payne, Inc. (B)	29,144	1,961,391
Nabors Industries, Ltd.	384,839	4,679,642
Noble Corp. PLC (B)	207,690	1,316,755
Oceaneering International, Inc.	285,635	7,857,819
Patterson-UTI Energy, Inc.	296,017	6,621,900
Rowan Cos. PLC, Class A (B)	430,177	6,521,483

		37,275,834

Equity Real Estate Investment Trusts - 4.3%
American Campus Communities, Inc.	72,724	3,699,470
Apartment Investment & Management Co., Class A	50,812	2,332,779
Brandywine Realty Trust	70,702	1,104,365
CBL & Associates Properties, Inc. (B)	190,769	2,315,936
CyrusOne, Inc.	63,190	3,005,948
DuPont Fabros Technology, Inc.	68,044	2,806,815
Gaming and Leisure Properties, Inc.	22,155	741,085
Host Hotels & Resorts, Inc. (B)	257,937	4,016,079
Hudson Pacific Properties, Inc. (B)	83,582	2,747,340
Mack-Cali Realty Corp.	101,043	2,750,390
Omega Healthcare Investors, Inc. (B)	86,810	3,077,415
Senior Housing Properties Trust	109,920	2,496,283
Taubman Centers, Inc.	16,260	1,209,907

		32,303,812

Food & Staples Retailing - 1.3%
Sysco Corp.	179,579	8,801,167
Wal-Mart Stores, Inc.	13,603	981,048

		9,782,215

Food Products - 3.4%
Dean Foods Co. (B)	248,606	4,077,138
Ingredion, Inc.	39,655	5,276,494
Sanderson Farms, Inc. (B)	61,935	5,966,199
Tyson Foods, Inc., Class A	141,507	10,566,328

		25,886,159

Health Care Providers & Services - 0.4%
Quest Diagnostics, Inc.	33,495	2,834,682

Independent Power & Renewable Electricity Producers - 1.0%
AES Corp.	506,627	6,510,157
NRG Energy, Inc.	115,007	1,289,228

		7,799,385

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2016 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance - 9.2%
Allstate Corp.	169,850	$ 11,750,223
American International Group, Inc.	198,310	11,767,715
Assurant, Inc.	7,802	719,735
Assured Guaranty, Ltd.	81,969	2,274,640
Axis Capital Holdings, Ltd.	39,053	2,121,750
Everest RE Group, Ltd.	26,033	4,945,489
Genworth Financial, Inc., Class A (A)	735,332	3,647,247
Hartford Financial Services Group, Inc.	71,220	3,049,640
Lincoln National Corp.	86,400	4,059,072
Prudential Financial, Inc.	74,685	6,098,030
Reinsurance Group of America, Inc., Class A	11,215	1,210,547
Travelers Cos., Inc.	105,717	12,109,882
Unum Group	153,880	5,433,503

		69,187,473

Internet Software & Services - 2.4%
eBay, Inc. (A)	301,791	9,928,924
VeriSign, Inc. (A) (B)	105,438	8,249,469

		18,178,393

IT Services - 0.3%
Xerox Corp.	202,342	2,049,724

Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	63,397	4,566,486
Steel Dynamics, Inc.	3,300	82,467

		4,648,953

Multi-Utilities - 0.9%
Public Service Enterprise Group, Inc.	165,972	6,949,248

Multiline Retail - 0.1%
Big Lots, Inc. (B)	21,841	1,042,908

Oil, Gas & Consumable Fuels - 8.0%
Canadian Natural Resources, Ltd.	269,454	8,633,306
Chevron Corp.	70,497	7,255,551
Exxon Mobil Corp.	251,537	21,954,149
Murphy Oil Corp. (B)	63,304	1,924,442
Tesoro Corp.	122,674	9,759,944
Valero Energy Corp.	200,684	10,636,252

		60,163,644

Paper & Forest Products - 0.3%
Domtar Corp.	51,162	1,899,645

Personal Products - 0.5%
Nu Skin Enterprises, Inc., Class A	58,114	3,764,625

Pharmaceuticals - 8.5%
Johnson & Johnson	259,437	30,647,293
Merck & Co., Inc.	142,123	8,869,897
Pfizer, Inc.	709,243	24,022,060

		63,539,250

Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	453,521	17,120,418

Software - 5.3%
Aspen Technology, Inc. (A) (B)	53,129	2,485,906
CA, Inc.	106,904	3,536,384
Citrix Systems, Inc. (A)	59,452	5,066,500
Intuit, Inc.	17,199	1,892,062
Microsoft Corp.	169,454	9,760,550

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Symantec Corp.	431,204	$ 10,823,221
Take-Two Interactive Software, Inc. (A) (B)	129,392	5,832,991

		39,397,614

Specialty Retail - 0.4%
Bed Bath & Beyond, Inc.	41,989	1,810,146
Best Buy Co., Inc.	25,324	966,870

		2,777,016

Textiles, Apparel & Luxury Goods - 1.2%
Michael Kors Holdings, Ltd. (A) (B)	187,270	8,762,363

Tobacco - 1.4%
Philip Morris International, Inc.	107,209	10,422,859

Total Common Stocks (Cost $694,085,539)		742,695,911

SECURITIES LENDING COLLATERAL - 6.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (C)	52,052,412	52,052,412

Total Securities Lending Collateral (Cost $52,052,412)		52,052,412

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% (C), dated 09/30/2016, to be repurchased at $6,512,519 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $6,644,825.	$ 6,512,503	6,512,503

Total Repurchase Agreement (Cost $6,512,503)		6,512,503

Total Investments (Cost $752,650,454) (D)		801,260,826
Net Other Assets (Liabilities) - (6.8)%		(51,237,133)

Net Assets - 100.0%		$ 750,023,693

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2016 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$742,695,911	$—	$—	$742,695,911
Securities Lending Collateral	52,052,412	—	—	52,052,412
Repurchase Agreement	—	6,512,503	—	6,512,503

Total Investments	$794,748,323	$6,512,503	$—	$801,260,826

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $50,898,044. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $752,650,454. Aggregate gross unrealized appreciation and depreciation for all securities is $79,450,417 and $30,840,045, respectively. Net unrealized appreciation for tax purposes is $48,610,372.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2016 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 2.2%
General Dynamics Corp.	15,969	$ 2,477,750
Northrop Grumman Corp.	17,327	3,707,112

		6,184,862

Air Freight & Logistics - 1.4%
FedEx Corp.	22,146	3,868,463

Airlines - 3.3%
Delta Air Lines, Inc.	65,388	2,573,672
Southwest Airlines Co.	83,283	3,238,876
United Continental Holdings, Inc. (A)	67,096	3,520,527

		9,333,075

Auto Components - 1.3%
Goodyear Tire & Rubber Co.	106,248	3,431,810
Magna International, Inc., Class A	7,024	301,681

		3,733,491

Automobiles - 1.7%
Fiat Chrysler Automobiles NV (B)	111,069	710,842
General Motors Co.	125,522	3,987,834

		4,698,676

Banks - 6.2%
Bank of America Corp.	125,564	1,965,077
Citigroup, Inc.	107,116	5,059,089
JPMorgan Chase & Co.	103,949	6,921,964
SunTrust Banks, Inc.	82,402	3,609,207

		17,555,337

Beverages - 3.2%
Dr. Pepper Snapple Group, Inc.	36,134	3,299,395
PepsiCo, Inc.	52,154	5,672,791

		8,972,186

Biotechnology - 5.0%
Amgen, Inc.	30,414	5,073,359
Biogen, Inc. (A)	13,933	4,361,447
Gilead Sciences, Inc.	58,554	4,632,793

		14,067,599

Building Products - 0.8%
Masco Corp.	70,860	2,431,207

Chemicals - 1.5%
Eastman Chemical Co.	10,865	735,343
LyondellBasell Industries NV, Class A	44,093	3,556,542

		4,291,885

Commercial Services & Supplies - 0.6%
Waste Management, Inc.	26,793	1,708,322

Communications Equipment - 0.6%
Cisco Systems, Inc.	55,813	1,770,388

Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc. (A)	22,659	1,171,923
Quanta Services, Inc. (A)	83,742	2,343,939

		3,515,862

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 1.2%
Avery Dennison Corp.	30,279	$ 2,355,403
International Paper Co.	21,199	1,017,128

		3,372,531

Diversified Telecommunication Services - 3.2%
AT&T, Inc.	72,693	2,952,063
Verizon Communications, Inc.	118,917	6,181,305

		9,133,368

Electric Utilities - 1.7%
American Electric Power Co., Inc.	7,222	463,725
Edison International	11,298	816,280
Entergy Corp., Class B	42,593	3,268,161
Exelon Corp.	6,913	230,134

		4,778,300

Energy Equipment & Services - 2.0%
Diamond Offshore Drilling, Inc. (B)	48,093	846,917
Ensco PLC, Class A	222,576	1,891,896
Helmerich & Payne, Inc. (B)	41,786	2,812,198

		5,551,011

Equity Real Estate Investment Trusts - 2.0%
Apartment Investment & Management Co., Class A	31,219	1,433,264
Host Hotels & Resorts, Inc. (B)	72,137	1,123,173
SL Green Realty Corp. (B)	27,721	2,996,640

		5,553,077

Food & Staples Retailing - 1.9%
Sysco Corp.	71,355	3,497,109
Wal-Mart Stores, Inc.	27,742	2,000,753

		5,497,862

Food Products - 1.3%
Tyson Foods, Inc., Class A	47,836	3,571,914

Health Care Providers & Services - 3.0%
Anthem, Inc.	6,073	761,008
DaVita, Inc. (A)	35,700	2,358,699
HCA Holdings, Inc. (A)	11,851	896,291
Laboratory Corp. of America Holdings (A)	6,263	861,037
McKesson Corp.	2,686	447,890
Quest Diagnostics, Inc.	38,471	3,255,801

		8,580,726

Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	39,062	4,506,192

Independent Power & Renewable Electricity Producers - 1.1%
AES Corp.	186,454	2,395,934
NRG Energy, Inc.	60,937	683,104

		3,079,038

Insurance - 6.6%
Aflac, Inc.	25,977	1,866,967
Allstate Corp.	52,263	3,615,554
American International Group, Inc.	62,226	3,692,491
Hartford Financial Services Group, Inc.	22,191	950,218
Lincoln National Corp.	25,556	1,200,621
Prudential Financial, Inc.	28,158	2,299,101

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2016 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Travelers Cos., Inc.	31,834	$ 3,646,585
Unum Group	37,620	1,328,362

		18,599,899

Internet & Direct Marketing Retail - 0.9%
Priceline Group, Inc. (A)	1,821	2,679,583

Internet Software & Services - 3.0%
Alphabet, Inc., Class A (A)	1,900	1,527,714
eBay, Inc. (A)	118,600	3,901,940
VeriSign, Inc. (A) (B)	41,091	3,214,960

		8,644,614

IT Services - 2.2%
Teradata Corp. (A)	103,119	3,196,689
Xerox Corp.	307,022	3,110,133

		6,306,822

Media - 1.1%
Discovery Communications, Inc., Series A (A) (B)	82,322	2,216,108
Scripps Networks Interactive, Inc., Class A	14,959	949,747

		3,165,855

Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	19,554	818,726

Oil, Gas & Consumable Fuels - 4.8%
Canadian Natural Resources, Ltd.	90,255	2,891,770
Chevron Corp.	18,980	1,953,422
Exxon Mobil Corp.	11,409	995,778
Murphy Oil Corp. (B)	35,331	1,074,062
Tesoro Corp.	39,995	3,182,002
Valero Energy Corp.	66,124	3,504,572

		13,601,606

Pharmaceuticals - 7.1%
Johnson & Johnson	68,082	8,042,527
Merck & Co., Inc.	94,823	5,917,903
Pfizer, Inc.	182,063	6,166,474

		20,126,904

Professional Services - 0.4%
Robert Half International, Inc.	28,579	1,082,001

Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc., Class A	61,945	1,867,642
Intel Corp.	159,827	6,033,469

		7,901,111

Software - 9.4%
CA, Inc.	97,331	3,219,709
Citrix Systems, Inc. (A)	40,657	3,464,790
Intuit, Inc.	32,104	3,531,761
Microsoft Corp.	174,988	10,079,309
Oracle Corp.	71,226	2,797,757
Symantec Corp.	142,016	3,564,602

		26,657,928

Specialty Retail - 3.3%
Bed Bath & Beyond, Inc.	68,161	2,938,421
Best Buy Co., Inc.	89,624	3,421,844
Urban Outfitters, Inc. (A)	86,011	2,969,100

		9,329,365

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	60,634	$ 6,854,674
HP, Inc.	83,762	1,300,824
NetApp, Inc.	47,404	1,698,011

		9,853,509

Textiles, Apparel & Luxury Goods - 2.1%
Coach, Inc., Class A	81,243	2,970,244
Michael Kors Holdings, Ltd. (A)	66,525	3,112,705

		6,082,949

Tobacco - 3.6%
Altria Group, Inc.	74,809	4,730,173
Philip Morris International, Inc.	55,382	5,384,238

		10,114,411

Total Common Stocks (Cost $251,325,568)		280,720,655

SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (C)	13,526,604	13,526,604

Total Securities Lending Collateral (Cost $13,526,604)		13,526,604

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
State Street Bank & Trust Co. 0.03% (C), dated 09/30/2016, to be repurchased at $2,242,425 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $2,288,550.	$ 2,242,419	2,242,419

Total Repurchase Agreement (Cost $2,242,419)		2,242,419

Total Investments (Cost $267,094,591) (D)		296,489,678
Net Other Assets (Liabilities) - (4.7)%		(13,350,371)

Net Assets - 100.0%		$ 283,139,307

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2016 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$280,720,655	$—	$—	$280,720,655
Securities Lending Collateral	13,526,604	—	—	13,526,604
Repurchase Agreement	—	2,242,419	—	2,242,419

Total Investments	$294,247,259	$2,242,419	$—	$296,489,678

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $13,223,479. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $267,094,591. Aggregate gross unrealized appreciation and depreciation for all securities is $35,033,456 and $5,638,369, respectively. Net unrealized appreciation for tax purposes is $29,395,087.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2016 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 1.1%
Boeing Co.	49,248	$ 6,487,931
TransDigm Group, Inc. (A)	11,430	3,304,642

		9,792,573

Air Freight & Logistics - 0.2%
FedEx Corp.	12,130	2,118,868

Automobiles - 0.4%
Tesla Motors, Inc. (A)	18,578	3,790,469

Beverages - 2.2%
Constellation Brands, Inc., Class A	19,399	3,229,739
Molson Coors Brewing Co., Class B	39,181	4,302,074
Monster Beverage Corp. (A)	77,312	11,350,175

		18,881,988

Biotechnology - 6.1%
Alexion Pharmaceuticals, Inc. (A)	42,924	5,259,907
Alkermes PLC (A)	40,095	1,885,668
Biogen, Inc. (A)	14,696	4,600,289
BioMarin Pharmaceutical, Inc. (A)	30,973	2,865,622
Celgene Corp. (A)	101,121	10,570,178
Incyte Corp. (A)	43,992	4,148,006
Regeneron Pharmaceuticals, Inc., Class A (A)	30,589	12,297,390
Shire PLC, Class B, ADR	43,532	8,439,113
Vertex Pharmaceuticals, Inc. (A)	30,383	2,649,701

		52,715,874

Building Products - 0.5%
Fortune Brands Home & Security, Inc.	73,378	4,263,262

Capital Markets - 2.8%
BlackRock, Inc., Class A	16,191	5,868,590
Goldman Sachs Group, Inc.	26,917	4,340,905
Intercontinental Exchange, Inc.	14,904	4,014,541
S&P Global, Inc.	79,987	10,123,155

		24,347,191

Chemicals - 1.4%
Albemarle Corp.	25,980	2,221,030
PPG Industries, Inc.	45,650	4,718,384
Sherwin-Williams Co.	17,492	4,839,337

		11,778,751

Communications Equipment - 0.6%
Palo Alto Networks, Inc. (A)	33,652	5,361,773

Containers & Packaging - 0.6%
Crown Holdings, Inc. (A)	90,134	5,145,750

Electrical Equipment - 0.3%
Eaton Corp. PLC	43,295	2,844,914

Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	66,840	3,373,415
Halliburton Co.	90,825	4,076,226

		7,449,641

Equity Real Estate Investment Trusts - 0.7%
American Tower Corp., Class A	49,807	5,644,627

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	90,090	$ 13,739,626

Walgreens Boots Alliance, Inc.	54,451	4,389,840

		18,129,466
Food Products - 0.7%
Mondelez International, Inc., Class A	136,854	6,007,891

Health Care Equipment & Supplies - 0.5%
Medtronic PLC	47,136	4,072,550

Health Care Providers & Services - 2.1%
HCA Holdings, Inc. (A)	54,932	4,154,507
McKesson Corp.	26,768	4,463,564
UnitedHealth Group, Inc.	66,796	9,351,440

		17,969,511

Health Care Technology - 0.5%
Cerner Corp. (A)	70,898	4,377,951

Hotels, Restaurants & Leisure - 3.6%
Hilton Worldwide Holdings, Inc.	209,665	4,807,618
Marriott International, Inc., Class A	107,254	7,221,412
McDonald’s Corp.	37,036	4,272,473
Starbucks Corp.	270,775	14,659,759

		30,961,262

Household Durables - 0.6%
Mohawk Industries, Inc. (A)	24,240	4,856,242

Household Products - 0.8%
Colgate-Palmolive Co.	98,287	7,286,998

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	53,521	6,240,013

Insurance - 0.6%
Marsh & McLennan Cos., Inc.	83,087	5,587,601

Internet & Direct Marketing Retail - 7.7%
Amazon.com, Inc. (A)	54,911	45,977,529
Expedia, Inc.	7,662	894,309
Netflix, Inc. (A)	116,393	11,470,530
Priceline Group, Inc. (A)	5,576	8,205,028

		66,547,396

Internet Software & Services - 12.9%
Alibaba Group Holding, Ltd., ADR (A)	143,046	15,132,836
Alphabet, Inc., Class A (A)	32,085	25,798,265
Alphabet, Inc., Class C (A)	26,029	20,232,082
Facebook, Inc., Class A (A)	259,777	33,321,596
GoDaddy, Inc., Class A (A) (B)	14,700	507,591
Tencent Holdings, Ltd.	505,428	13,879,656
Zillow Group, Inc., Class C (A) (B)	64,460	2,233,539

		111,105,565

IT Services - 6.4%
Accenture PLC, Class A	44,813	5,474,804
FleetCor Technologies, Inc. (A)	35,517	6,170,368
Genpact, Ltd. (A)	40,712	975,052
Global Payments, Inc.	49,266	3,781,658
Jack Henry & Associates, Inc.	34,572	2,957,635
MasterCard, Inc., Class A	204,050	20,766,169
Visa, Inc., Class A	184,161	15,230,115

		55,355,801

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2016 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.2%
Illumina, Inc. (A)	22,243	$ 4,040,663
Thermo Fisher Scientific, Inc.	40,565	6,452,269

		10,492,932

Machinery - 1.9%
Illinois Tool Works, Inc., Class A	56,760	6,802,118
Middleby Corp. (A)	40,525	5,009,701
Snap-on, Inc.	28,058	4,263,694

		16,075,513

Media - 2.0%
Comcast Corp., Class A	164,188	10,892,232
Time Warner, Inc.	54,897	4,370,350
Walt Disney Co.	23,215	2,155,745

		17,418,327

Multiline Retail - 0.6%
Dollar Tree, Inc. (A)	70,547	5,568,275

Oil, Gas & Consumable Fuels - 0.7%
Concho Resources, Inc. (A)	42,659	5,859,214

Personal Products - 0.8%
Estee Lauder Cos., Inc., Class A	73,146	6,477,810

Pharmaceuticals - 4.3%
Allergan PLC (A)	72,439	16,683,426
Bristol-Myers Squibb Co.	232,608	12,542,224
Merck & Co., Inc.	97,296	6,072,243
Novo Nordisk A/S, ADR	44,575	1,853,874

		37,151,767

Professional Services - 1.5%
Equifax, Inc.	35,043	4,716,087
Nielsen Holdings PLC	86,582	4,638,198
Verisk Analytics, Inc., Class A (A)	45,696	3,714,171

		13,068,456

Road & Rail - 0.4%
JB Hunt Transport Services, Inc.	41,307	3,351,650

Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc., Class A	52,853	3,406,376
Broadcom, Ltd.	22,718	3,919,309
NVIDIA Corp.	99,532	6,819,933
NXP Semiconductors NV (A)	59,386	6,057,966
QUALCOMM, Inc.	170,176	11,657,056
Skyworks Solutions, Inc.	37,565	2,860,199

		34,720,839

Software - 9.6%
Adobe Systems, Inc. (A)	139,266	15,115,932
Atlassian Corp. PLC, Class A (A)	6,476	194,086
Electronic Arts, Inc. (A)	53,079	4,532,947
Microsoft Corp.	429,276	24,726,297
Mobileye NV (A)	36,698	1,562,234
Red Hat, Inc. (A)	70,622	5,708,376
salesforce.com, Inc. (A)	181,330	12,934,269
ServiceNow, Inc. (A)	43,362	3,432,102
Splunk, Inc. (A)	70,069	4,111,649
Workday, Inc., Class A (A)	109,986	10,084,616

		82,402,508

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 6.0%
Advance Auto Parts, Inc.	31,377	$ 4,678,938
Home Depot, Inc.	40,164	5,168,303
Industria de Diseno Textil SA	287,458	10,656,220
Lowe’s Cos., Inc.	95,627	6,905,226
Michaels Cos., Inc. (A)	98,716	2,385,966
O’Reilly Automotive, Inc. (A)	27,898	7,814,509
TJX Cos., Inc.	158,059	11,819,652
Ulta Salon Cosmetics & Fragrance, Inc. (A)	8,260	1,965,715

		51,394,529

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	368,263	41,632,132

Textiles, Apparel & Luxury Goods - 3.5%
adidas AG	43,723	7,588,454
lululemon athletica, Inc. (A)	43,958	2,680,559
NIKE, Inc., Class B	305,890	16,105,108
VF Corp.	69,181	3,877,595

		30,251,716

Tobacco - 1.0%
Altria Group, Inc.	139,362	8,811,859

Total Common Stocks (Cost $667,831,873)		857,311,455

SECURITIES LENDING COLLATERAL - 0.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (C)	2,296,840	2,296,840

Total Securities Lending Collateral (Cost $2,296,840)		2,296,840

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.03% (C), dated 09/30/2016, to be repurchased at $4,079,827 on 10/03/2016. Collateralized by U.S. Government Agency Obligations, 1.00%, due 08/15/2018, and with a total value of $4,165,563.	$ 4,079,817	4,079,817

Total Repurchase Agreement (Cost $4,079,817)		4,079,817

Total Investments (Cost $674,208,530) (D)		863,688,112
Net Other Assets (Liabilities) - (0.1)%		(804,164)

Net Assets - 100.0%		$ 862,883,948

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2016 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$825,187,125	$32,124,330	$—	$857,311,455
Securities Lending Collateral	2,296,840	—	—	2,296,840
Repurchase Agreement	—	4,079,817	—	4,079,817

Total Investments	$827,483,965	$36,204,147	$—	$863,688,112

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $2,241,956. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $674,208,530. Aggregate gross unrealized appreciation and depreciation for all securities is $198,436,000 and $8,956,418, respectively. Net unrealized appreciation for tax purposes is $189,479,582.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2016 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Airlines - 0.9%
Alaska Air Group, Inc.	117,500	$ 7,738,550

Auto Components - 0.3%
BorgWarner, Inc.	76,436	2,689,018

Banks - 5.1%
CIT Group, Inc.	256,300	9,303,690
Citizens Financial Group, Inc.	148,336	3,665,382
Fifth Third Bancorp	281,010	5,749,465
First Republic Bank, Class A	105,006	8,097,013
Huntington Bancshares, Inc., Class A	196,248	1,935,005
Investors Bancorp, Inc.	68,200	819,082
M&T Bank Corp.	56,935	6,610,153
SunTrust Banks, Inc.	138,385	6,061,263
Zions Bancorporation	42,640	1,322,693

		43,563,746

Beverages - 1.0%
Constellation Brands, Inc., Class A	22,595	3,761,841
Dr. Pepper Snapple Group, Inc.	54,306	4,958,681

		8,720,522

Biotechnology - 0.9%
United Therapeutics Corp. (A) (B)	64,800	7,651,584

Building Products - 0.5%
Fortune Brands Home & Security, Inc.	66,938	3,889,098

Capital Markets - 2.2%
Ameriprise Financial, Inc.	25,710	2,565,087
Invesco, Ltd.	133,222	4,165,852
Legg Mason, Inc.	30,614	1,024,957
Northern Trust Corp.	52,248	3,552,341
Raymond James Financial, Inc.	57,326	3,336,946
T. Rowe Price Group, Inc.	63,572	4,227,538

		18,872,721

Chemicals - 0.5%
Sherwin-Williams Co.	9,551	2,642,380
Westlake Chemical Corp.	24,700	1,321,450

		3,963,830

Communications Equipment - 1.9%
ARRIS International PLC (A)	259,800	7,360,134
CommScope Holding Co., Inc. (A)	105,139	3,165,735
EchoStar Corp., Class A (A)	137,824	6,040,826

		16,566,695

Consumer Finance - 0.3%
Ally Financial, Inc.	137,604	2,679,150

Containers & Packaging - 1.9%
Ball Corp.	57,270	4,693,277
Bemis Co., Inc.	14,000	714,140
Silgan Holdings, Inc.	89,912	4,548,648
WestRock Co.	130,453	6,324,361

		16,280,426

Distributors - 0.5%
Genuine Parts Co.	39,480	3,965,766

	Shares	Value
COMMON STOCKS (continued)
Diversified Consumer Services - 0.8%
H&R Block, Inc. (B)	306,700	$ 7,100,105

Electric Utilities - 5.9%
Alliant Energy Corp.	218,900	8,386,059
Edison International	75,363	5,444,977
FirstEnergy Corp.	202,200	6,688,776
PPL Corp.	386,200	13,350,934
Westar Energy, Inc., Class A	67,559	3,833,973
Xcel Energy, Inc.	297,754	12,249,600

		49,954,319

Electrical Equipment - 1.4%
AMETEK, Inc., Class A	90,041	4,302,159
Hubbell, Inc., Class B	41,878	4,511,936
Regal Beloit Corp.	52,031	3,095,324

		11,909,419

Electronic Equipment, Instruments & Components - 2.8%
Amphenol Corp., Class A	74,409	4,830,632
Arrow Electronics, Inc. (A)	88,155	5,639,276
Avnet, Inc.	167,500	6,877,550
CDW Corp.	69,967	3,199,591
Keysight Technologies, Inc. (A)	109,832	3,480,576

		24,027,625

Energy Equipment & Services - 0.4%
Transocean, Ltd. (A) (B)	305,400	3,255,564

Equity Real Estate Investment Trusts - 5.7%
American Campus Communities, Inc.	43,106	2,192,802
American Homes 4 Rent, Class A (B)	82,773	1,791,208
AvalonBay Communities, Inc.	22,981	4,086,941
Boston Properties, Inc.	30,528	4,160,661
Brixmor Property Group, Inc.	133,445	3,708,436
Communications Sales & Leasing, Inc.	146,400	4,598,424
Crown Castle International Corp.	36,000	3,391,560
Essex Property Trust, Inc.	9,257	2,061,534
General Growth Properties, Inc.	53,854	1,486,370
HCP, Inc.	26,452	1,003,853
Kimco Realty Corp.	132,447	3,834,341
Outfront Media, Inc.	107,858	2,550,842
Rayonier, Inc.	100,031	2,654,823
Regency Centers Corp.	32,445	2,514,163
Vornado Realty Trust, Class A	45,384	4,593,315
Weyerhaeuser Co.	88,484	2,826,179
WP Carey, Inc.	19,249	1,242,138

		48,697,590

Food & Staples Retailing - 2.5%
Casey’s General Stores, Inc.	28,300	3,400,245
Kroger Co.	160,299	4,757,674
Rite Aid Corp. (A)	142,559	1,096,279
Sysco Corp.	41,700	2,043,717
Whole Foods Market, Inc. (B)	348,600	9,882,810

		21,180,725

Food Products - 1.6%
ConAgra Foods, Inc.	117,800	5,549,558
Kellogg Co.	68,900	5,337,683
TreeHouse Foods, Inc. (A) (B)	32,542	2,837,337

		13,724,578

Gas Utilities - 0.5%
National Fuel Gas Co. (B)	71,630	3,873,034

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2016 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 0.7%
DENTSPLY SIRONA, Inc.	106,802	$ 6,347,243

Health Care Providers & Services - 5.5%
AmerisourceBergen Corp., Class A	109,567	8,850,822
Cardinal Health, Inc.	115,000	8,935,500
Cigna Corp.	26,191	3,413,211
Henry Schein, Inc. (A)	21,348	3,479,297
Humana, Inc., Class A	22,576	3,993,469
Laboratory Corp. of America Holdings (A)	61,500	8,455,020
MEDNAX, Inc. (A)	104,600	6,929,750
Universal Health Services, Inc., Class B	26,551	3,271,614

		47,328,683

Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings, Inc.	200,426	4,595,768
Marriott International, Inc., Class A	26,369	1,775,425

		6,371,193

Household Durables - 1.6%
Mohawk Industries, Inc. (A)	39,033	7,819,871
Newell Brands, Inc.	117,981	6,212,880

		14,032,751

Household Products - 0.2%
Energizer Holdings, Inc.	38,693	1,933,102

Independent Power & Renewable Electricity Producers - 0.3%
AES Corp.	181,300	2,329,705

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	45,241	4,640,369

Insurance - 12.1%
Alleghany Corp. (A)	20,125	10,566,028
Allstate Corp.	128,400	8,882,712
Assured Guaranty, Ltd.	157,700	4,376,175
Brown & Brown, Inc.	112,200	4,231,062
Chubb, Ltd.	16,713	2,099,988
Fairfax Financial Holdings, Ltd.	11,300	6,623,608
FNF Group	256,400	9,463,724
Hartford Financial Services Group, Inc.	113,679	4,867,735
Loews Corp.	418,520	17,222,098
Marsh & McLennan Cos., Inc.	86,905	5,844,361
Progressive Corp.	330,505	10,410,908
Unum Group	116,415	4,110,614
Willis Towers Watson PLC	64,747	8,596,459
WR Berkley Corp.	27,433	1,584,530
XL Group, Ltd.	128,823	4,332,317

		103,212,319

Internet & Direct Marketing Retail - 1.6%
Expedia, Inc.	48,985	5,717,529
Liberty Ventures, Series A (A)	190,800	7,607,196

		13,324,725

Internet Software & Services - 0.2%
Match Group, Inc. (A) (B)	79,398	1,412,490

IT Services - 1.7%
Amdocs, Ltd.	72,300	4,182,555
Jack Henry & Associates, Inc.	59,677	5,105,367
Western Union Co.	253,700	5,282,034

		14,569,956

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc., Class A (A)	40,344	$ 6,608,751

Machinery - 1.4%
IDEX Corp.	50,699	4,743,906
Rexnord Corp. (A)	123,758	2,649,659
Snap-on, Inc.	27,992	4,253,664

		11,647,229

Media - 6.6%
AMC Networks, Inc., Class A (A)	189,100	9,806,726
CBS Corp., Class B	52,823	2,891,531
Discovery Communications, Inc., Class C (A)	284,000	7,472,040
DISH Network Corp., Class A (A)	77,463	4,243,423
Liberty Braves Group, Class C (A)	58,455	1,015,948
Liberty SiriusXM Group, Class C (A)	213,200	7,123,012
Madison Square Garden Co., Class A (A)	41,933	7,103,869
MSG Networks, Inc., Class A (A)	298,200	5,549,502
News Corp., Class A	282,100	3,943,758
News Corp., Class B	299,500	4,258,890
TEGNA, Inc.	104,217	2,278,184
Time, Inc.	40,025	579,562

		56,266,445

Mortgage Real Estate Investment Trusts - 1.4%
Annaly Capital Management, Inc.	1,152,800	12,104,400

Multi-Utilities - 4.6%
CenterPoint Energy, Inc.	234,907	5,456,890
CMS Energy Corp.	273,426	11,486,626
SCANA Corp.	76,200	5,514,594
Sempra Energy	48,060	5,151,551
WEC Energy Group, Inc.	191,712	11,479,715

		39,089,376

Multiline Retail - 1.1%
Kohl’s Corp.	121,596	5,319,825
Nordstrom, Inc. (B)	76,665	3,977,380

		9,297,205

Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (A)	83,100	2,239,545
Energen Corp.	163,389	9,430,813
EQT Corp.	118,582	8,611,425
Marathon Petroleum Corp.	138,700	5,629,833
PBF Energy, Inc., Class A (B)	138,947	3,145,760
Range Resources Corp.	87,100	3,375,125
Southwestern Energy Co. (A)	187,239	2,591,388
Valero Energy Corp.	42,900	2,273,700

		37,297,589

Personal Products - 0.8%
Coty, Inc., Class A (A) (B) (C)	120,971	2,842,819
Edgewell Personal Care Co. (A)	46,274	3,679,708

		6,522,527

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc., Class A	39,924	2,573,102
First Solar, Inc. (A) (B)	128,800	5,086,312
KLA-Tencor Corp.	87,317	6,086,868
Lam Research Corp.	34,900	3,305,379
Micron Technology, Inc. (A)	242,300	4,308,094

		21,359,755

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2016 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 2.7%
CA, Inc.	101,600	$ 3,360,928
Citrix Systems, Inc. (A)	36,500	3,110,530
Dell Technologies, Inc. - VMware, Inc., Class V (A)	114,300	5,463,540
Synopsys, Inc. (A)	183,208	10,873,395

		22,808,393

Specialty Retail - 2.9%
AutoZone, Inc. (A)	5,146	3,953,878
Bed Bath & Beyond, Inc.	235,268	10,142,404
Best Buy Co., Inc.	76,601	2,924,626
Gap, Inc., Class A (B)	154,502	3,436,124
Tiffany & Co. (B)	59,308	4,307,540

		24,764,572

Technology Hardware, Storage & Peripherals - 1.3%
NetApp, Inc.	180,712	6,473,104
Western Digital Corp.	74,750	4,370,632

		10,843,736

Textiles, Apparel & Luxury Goods - 1.7%
Fossil Group, Inc. (A) (B)	157,500	4,373,775
Michael Kors Holdings, Ltd. (A)	87,700	4,103,483
PVH Corp.	39,724	4,389,502
VF Corp.	28,984	1,624,553

		14,491,313

Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc., Class A	59,504	4,368,189

Total Common Stocks (Cost $691,348,936)		813,276,081

SECURITIES LENDING COLLATERAL - 5.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (D)	47,268,723	47,268,723

Total Securities Lending Collateral (Cost $47,268,723)		47,268,723

Principal	Value
REPURCHASE AGREEMENT - 4.6%

State Street Bank & Trust Co. 0.03% (D), dated 09/30/2016, to be repurchased at $39,438,847 on 10/03/2016. Collateralized by U.S. Government Agency Obligations, 1.00%, due 08/15/2018, and with a total value of $40,235,319.

$ 39,438,749	$ 39,438,749

Total Repurchase Agreement (Cost $39,438,749)	39,438,749

Total Investments (Cost $778,056,408) (E)	899,983,553
Net Other Assets (Liabilities) - (5.6)%	(47,429,052)

Net Assets - 100.0%	$ 852,554,501

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$813,276,081	$—	$—	$813,276,081
Securities Lending Collateral	47,268,723	—	—	47,268,723
Repurchase Agreement	—	39,438,749	—	39,438,749

Total Investments	$860,544,804	$39,438,749	$—	$899,983,553

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $46,180,855. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Security on a when-issued, delayed-delivery, or forward commitment basis. Security to be settled and delivered after September 30, 2016.
(D)	Rates disclosed reflect the yields at September 30, 2016.
(E)

Aggregate cost for federal income tax purposes is $778,056,408. Aggregate gross unrealized appreciation and depreciation for all securities is $139,800,534 and $17,873,389, respectively. Net unrealized appreciation for tax purposes is $121,927,145.

(F)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2016 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 5.3%
B/E Aerospace, Inc. (A)	52,275	$ 2,700,527
Spirit Aerosystems Holdings, Inc., Class A (B)	54,369	2,421,595

		5,122,122

Airlines - 2.0%
JetBlue Airways Corp. (B)	111,813	1,927,656

Banks - 6.7%
CIT Group, Inc.	98,513	3,576,022
SVB Financial Group (B)	26,663	2,947,328

		6,523,350

Biotechnology - 2.5%
BioMarin Pharmaceutical, Inc. (B)	26,371	2,439,845

Chemicals - 2.3%
RPM International, Inc.	42,358	2,275,472

Communications Equipment - 5.8%
F5 Networks, Inc., Class B (B)	23,314	2,905,857
Motorola Solutions, Inc.	35,246	2,688,565

		5,594,422

Construction Materials - 2.1%
Eagle Materials, Inc.	26,666	2,061,282

Consumer Finance - 5.3%
Ally Financial, Inc.	136,080	2,649,477
Discover Financial Services	44,276	2,503,808

		5,153,285

Diversified Consumer Services - 2.4%
ServiceMaster Global Holdings, Inc. (B)	70,316	2,368,243

Diversified Telecommunication Services - 2.5%
Level 3 Communications, Inc. (B)	52,007	2,412,085

Food Products - 1.2%
TreeHouse Foods, Inc. (A) (B)	13,396	1,167,997

Health Care Equipment & Supplies - 4.0%
Align Technology, Inc. (B)	17,258	1,617,937
Boston Scientific Corp. (B)	93,752	2,231,298

		3,849,235

Health Care Providers & Services - 9.2%
Acadia Healthcare Co., Inc. (A) (B)	34,963	1,732,417
Cardinal Health, Inc.	29,737	2,310,565
Laboratory Corp. of America Holdings (B)	19,229	2,643,603
Team Health Holdings, Inc. (B)	68,019	2,214,698

		8,901,283

Hotels, Restaurants & Leisure - 2.7%
Wyndham Worldwide Corp.	39,645	2,669,298

Household Durables - 3.7%
Toll Brothers, Inc. (B)	65,592	1,958,577
Whirlpool Corp.	10,195	1,653,221

		3,611,798

	Shares	Value
COMMON STOCKS (continued)
Insurance - 2.0%
Hartford Financial Services Group, Inc.	44,797	$ 1,918,208

Internet Software & Services - 3.3%
IAC/InterActiveCorp	51,193	3,198,027

IT Services - 3.0%
Sabre Corp.	103,307	2,911,191

Life Sciences Tools & Services - 2.0%
Bio-Techne Corp.	17,381	1,903,220

Machinery - 2.0%
Ingersoll-Rand PLC	28,412	1,930,311

Media - 2.0%
Cinemark Holdings, Inc.	51,589	1,974,827

Multiline Retail - 1.8%
Dollar General Corp.	24,779	1,734,282

Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy, Inc. (A) (B)	50,055	2,182,398

Pharmaceuticals - 4.2%
Mylan NV (B)	69,434	2,646,824
Perrigo Co. PLC	15,316	1,414,126

		4,060,950

Semiconductors & Semiconductor Equipment - 8.8%
Micron Technology, Inc. (B)	143,442	2,550,399
NXP Semiconductors NV (B)	36,651	3,738,768
Skyworks Solutions, Inc.	29,328	2,233,034

		8,522,201

Software - 2.7%
Fortinet, Inc. (B)	70,283	2,595,551

Specialty Retail - 5.1%
Foot Locker, Inc.	48,845	3,307,784
Signet Jewelers, Ltd.	21,957	1,636,455

		4,944,239

Trading Companies & Distributors - 3.1%
Air Lease Corp., Class A	106,042	3,030,680

Total Common Stocks (Cost $93,280,987)		96,983,458

SECURITIES LENDING COLLATERAL - 6.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (C)	5,968,201	5,968,201

Total Securities Lending Collateral (Cost $5,968,201)		5,968,201

Total Investments (Cost $99,249,188) (D)		102,951,659
Net Other Assets (Liabilities) - (6.0)%		(5,850,860)

Net Assets - 100.0%		$ 97,100,799

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2016 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$96,983,458	$—	$—	$96,983,458
Securities Lending Collateral	5,968,201	—	—	5,968,201

Total Investments	$102,951,659	$—	$—	$102,951,659

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $5,845,814. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $99,249,188. Aggregate gross unrealized appreciation and depreciation for all securities is $8,727,003 and $5,024,532, respectively. Net unrealized appreciation for tax purposes is $3,702,471.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2016 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Airlines - 0.9%
Hawaiian Holdings, Inc. (A)	11,670	$ 567,162

Banks - 14.6%
1st Source Corp.	17,725	632,694
Cardinal Financial Corp.	37,555	979,810
Cathay General Bancorp	22,710	699,014
Customers Bancorp, Inc. (A)	40,435	1,017,345
Enterprise Financial Services Corp.	10,490	327,812
First Citizens BancShares, Inc., Class A	1,140	335,035
First Merchants Corp.	21,810	583,417
Glacier Bancorp, Inc.	31,825	907,649
Hanmi Financial Corp., Class B	38,315	1,009,217
Investors Bancorp, Inc.	100,365	1,205,384
Popular, Inc.	28,015	1,070,733
TriCo Bancshares	27,713	741,877

		9,509,987

Biotechnology - 1.2%
Retrophin, Inc. (A) (B)	34,530	772,781

Building Products - 1.0%
Griffon Corp. (B)	37,555	638,811

Capital Markets - 2.0%
Evercore Partners, Inc., Class A	15,905	819,267
Piper Jaffray Cos. (A)	10,070	486,381

		1,305,648

Chemicals - 2.4%
Cabot Corp.	18,930	992,121
Rayonier Advanced Materials, Inc. (B)	45,280	605,394

		1,597,515

Commercial Services & Supplies - 2.9%
Deluxe Corp.	17,080	1,141,286
Multi-Color Corp.	11,060	729,960

		1,871,246

Construction & Engineering - 1.6%
EMCOR Group, Inc.	17,070	1,017,713

Containers & Packaging - 1.4%
Owens-Illinois, Inc. (A)	51,485	946,809

Electric Utilities - 1.5%
PNM Resources, Inc.	29,220	956,078

Electronic Equipment, Instruments & Components - 4.1%
ePlus, Inc. (A)	10,954	1,034,167
Orbotech, Ltd. (A)	32,860	972,985
Vishay Intertechnology, Inc. (B)	48,460	682,801

		2,689,953

Energy Equipment & Services - 2.6%
Dril-Quip, Inc., Class A (A)	10,455	582,762
Oceaneering International, Inc.	16,360	450,064
Rowan Cos. PLC, Class A (B)	44,685	677,424

		1,710,250

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 11.7%
CareTrust REIT, Inc.	65,665	$ 970,529
DCT Industrial Trust, Inc.	24,395	1,184,377
First Industrial Realty Trust, Inc.	35,055	989,252
Lexington Realty Trust	61,170	630,051
STORE Capital Corp.	39,365	1,160,087
Sun Communities, Inc.	11,885	932,735
Urban Edge Properties	30,765	865,727
Xenia Hotels & Resorts, Inc.	58,905	894,178

		7,626,936

Food Products - 1.1%
Amplify Snack Brands, Inc. (A) (B)	43,150	699,030

Gas Utilities - 2.9%
ONE Gas, Inc.	15,682	969,775
Southwest Gas Corp.	12,915	902,242

		1,872,017

Health Care Equipment & Supplies - 1.0%
Merit Medical Systems, Inc. (A)	26,315	639,191

Health Care Providers & Services - 2.5%
HealthSouth Corp. (B)	16,995	689,487
Molina Healthcare, Inc. (A)	16,550	965,196

		1,654,683

Hotels, Restaurants & Leisure - 2.3%
Bloomin’ Brands, Inc.	44,820	772,697
Ruth’s Hospitality Group, Inc.	50,735	716,378

		1,489,075

Household Durables - 1.3%
Helen of Troy, Ltd. (A)	9,540	822,062

Household Products - 1.1%
Central Garden & Pet Co., Class A (A)	30,034	744,843

Insurance - 3.8%
Employers Holdings, Inc.	31,506	939,824
Federated National Holding Co.	27,110	506,686
Selective Insurance Group, Inc.	26,258	1,046,644

		2,493,154

Internet Software & Services - 1.4%
j2 Global, Inc.	13,520	900,567

IT Services - 1.5%
Convergys Corp. (B)	32,665	993,669

Leisure Products - 1.6%
Nautilus, Inc., Class A (A)	47,143	1,071,089

Life Sciences Tools & Services - 1.4%
INC Research Holdings, Inc., Class A (A)	19,835	884,244

Machinery - 4.0%
Greenbrier Cos., Inc. (B)	23,560	831,668
Timken Co.	24,230	851,442
Wabash National Corp. (A) (B)	65,785	936,779

		2,619,889

Media - 0.6%
New Media Investment Group, Inc.	27,110	420,205

Metals & Mining - 0.7%
AK Steel Holding Corp. (A)	100,100	483,483

Mortgage Real Estate Investment Trusts - 1.5%
Starwood Property Trust, Inc.	44,220	995,834

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2016 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 1.5%
Black Hills Corp. (B)	16,205	$ 992,070

Multiline Retail - 1.3%
Big Lots, Inc. (B)	17,275	824,881

Paper & Forest Products - 1.3%
Neenah Paper, Inc.	11,145	880,567

Pharmaceuticals - 1.0%
Prestige Brands Holdings, Inc. (A)	13,630	657,920

Road & Rail - 1.6%
Swift Transportation Co., Class A (A) (B)	47,340	1,016,390

Semiconductors & Semiconductor Equipment - 1.6%
Rudolph Technologies, Inc. (A)	59,372	1,053,259

Software - 1.5%
VASCO Data Security International, Inc. (A)	55,580	978,764

Specialty Retail - 2.4%
Caleres, Inc.	29,033	734,245
Urban Outfitters, Inc. (A)	24,845	857,649

		1,591,894

Thrifts & Mortgage Finance - 4.8%
Dime Community Bancshares, Inc.	33,315	558,360
First Defiance Financial Corp., Class A	14,673	655,003
HomeStreet, Inc. (A)	28,820	722,229
Washington Federal, Inc.	45,890	1,224,345

		3,159,937

Trading Companies & Distributors - 3.5%
Aircastle, Ltd.	42,854	851,080
H&E Equipment Services, Inc.	27,870	467,101
MRC Global, Inc. (A)	59,725	981,282

		2,299,463

Total Common Stocks (Cost $57,449,011)		63,449,069

MASTER LIMITED PARTNERSHIPS - 2.0%
Energy Equipment & Services - 0.9%
Archrock Partners, LP	40,340	593,805

Oil, Gas & Consumable Fuels - 1.1%
Tallgrass Energy Partners, LP	14,835	715,047

Total Master Limited Partnerships (Cost $1,178,434)		1,308,852

SECURITIES LENDING COLLATERAL - 10.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (C)	7,048,371	7,048,371

Total Securities Lending Collateral (Cost $7,048,371)		7,048,371

Principal	Value
REPURCHASE AGREEMENT - 1.5%

State Street Bank & Trust Co. 0.03% (C), dated 09/30/2016, to be repurchased at $987,967 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $1,008,769.

$ 987,964	$ 987,964

Total Repurchase Agreement (Cost $987,964)	987,964

Total Investments (Cost $66,663,780) (D)	72,794,256
Net Other Assets (Liabilities) - (11.4)%	(7,471,439)

Net Assets - 100.0%	$ 65,322,817

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2016 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$63,449,069	$—	$—	$63,449,069
Master Limited Partnerships	1,308,852	—	—	1,308,852
Securities Lending Collateral	7,048,371	—	—	7,048,371
Repurchase Agreement	—	987,964	—	987,964

Total Investments	$71,806,292	$987,964	$—	$72,794,256

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $6,870,927. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $66,663,780. Aggregate gross unrealized appreciation and depreciation for all securities is $7,600,847 and $1,470,371, respectively. Net unrealized appreciation for tax purposes is $6,130,476.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2016 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 0.4%
Wesco Aircraft Holdings, Inc. (A)	63,160	$ 848,239

Air Freight & Logistics - 0.4%
Hub Group, Inc., Class A (A)	20,367	830,159

Auto Components - 1.8%
Cooper Tire & Rubber Co.	23,260	884,345
Cooper-Standard Holding, Inc. (A)	8,590	848,692
Dana, Inc.	59,250	923,707
Superior Industries International, Inc.	29,905	872,030
Tower International, Inc.	28,940	697,454

		4,226,228

Banks - 4.8%
Cathay General Bancorp	27,805	855,838
Central Pacific Financial Corp.	28,860	726,983
Eagle Bancorp, Inc. (A)	16,465	812,218
Enterprise Financial Services Corp.	18,485	577,656
First Busey Corp.	30,805	696,193
First Interstate Bancsystem, Inc., Class A	20,265	638,550
First Merchants Corp.	26,440	707,270
First Midwest Bancorp, Inc.	45,470	880,299
Franklin Financial Network, Inc. (A)	16,265	608,311
Great Western Bancorp, Inc.	24,990	832,667
Hanmi Financial Corp., Class B	33,155	873,303
LegacyTexas Financial Group, Inc.	29,320	927,392
Preferred Bank	17,070	610,253
State Bank Financial Corp.	27,800	634,396
Trustmark Corp., Class A	30,645	844,576

		11,225,905

Biotechnology - 1.9%
AMAG Pharmaceuticals, Inc. (A) (B)	33,110	811,526
Emergent BioSolutions, Inc. (A)	31,870	1,004,861
Myriad Genetics, Inc. (A) (B)	42,165	867,756
PDL Biopharma, Inc.	269,010	901,183
United Therapeutics Corp. (A) (B)	6,785	801,173

		4,386,499

Capital Markets - 0.7%
Piper Jaffray Cos. (A)	19,325	933,398
Waddell & Reed Financial, Inc., Class A (B)	43,545	790,777

		1,724,175

Chemicals - 1.9%
Cabot Corp.	16,920	886,777
HB Fuller Co.	17,620	818,801
Huntsman Corp.	49,950	812,687
Minerals Technologies, Inc.	12,890	911,194
Stepan Co.	12,185	885,362

		4,314,821

Commercial Services & Supplies - 3.9%
ABM Industries, Inc.	22,815	905,756
ACCO Brands Corp. (A)	77,170	743,919
Brady Corp., Class A	26,380	913,012
Brink’s Co.	23,985	889,364
Ennis, Inc.	42,100	709,385
Essendant, Inc.	42,275	867,483
Herman Miller, Inc.	24,360	696,696
Pitney Bowes, Inc.	46,000	835,360

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Quad/Graphics, Inc.	31,520	$ 842,214
Steelcase, Inc., Class A	57,705	801,522
Tetra Tech, Inc.	24,230	859,438

		9,064,149

Communications Equipment - 1.9%
Brocade Communications Systems, Inc.	96,736	892,873
Digi International, Inc. (A)	48,910	557,574
Extreme Networks, Inc. (A)	161,755	726,280
Ixia (A)	60,885	761,062
NETGEAR, Inc. (A)	15,185	918,541
Sonus Networks, Inc. (A)	81,270	632,281

		4,488,611

Construction & Engineering - 2.9%
AECOM (A)	28,650	851,765
Aegion Corp., Class A (A)	41,390	789,307
Chicago Bridge & Iron Co. NV, Class Y	29,475	826,184
EMCOR Group, Inc.	15,115	901,156
KBR, Inc.	54,775	828,746
MYR Group, Inc. (A)	29,695	893,820
Quanta Services, Inc. (A)	31,005	867,830
Tutor Perini Corp. (A)	34,115	732,449

		6,691,257

Consumer Finance - 0.7%
Navient Corp.	60,680	878,040
Nelnet, Inc., Class A	16,135	651,370

		1,529,410

Containers & Packaging - 0.8%
Greif, Inc., Class A	18,460	915,431
Sonoco Products Co.	16,890	892,299

		1,807,730

Diversified Consumer Services - 2.0%
American Public Education, Inc. (A)	34,050	674,531
Capella Education Co.	14,158	821,730
DeVry Education Group, Inc. (B)	39,190	903,721
K12, Inc. (A)	48,427	694,928
Regis Corp. (A)	53,455	670,860
Strayer Education, Inc. (A)	16,784	783,477

		4,549,247

Diversified Telecommunication Services - 1.0%
Consolidated Communications Holdings, Inc. (B)	35,690	900,816
FairPoint Communications, Inc. (A)	41,475	623,369
Inteliquent, Inc.	53,310	860,423

		2,384,608

Electric Utilities - 0.7%
ALLETE, Inc.	13,340	795,331
Hawaiian Electric Industries, Inc.	29,150	870,127

		1,665,458

Electrical Equipment - 0.7%
General Cable Corp. (B)	54,715	819,631
Regal Beloit Corp.	14,045	835,537

		1,655,168

Electronic Equipment, Instruments & Components - 6.0%
Anixter International, Inc. (A)	13,855	893,648
AVX Corp.	42,835	590,695

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2016 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Benchmark Electronics, Inc. (A)	36,795	$ 918,035
Celestica, Inc. (A)	67,865	734,978
Coherent, Inc. (A)	7,925	876,030
FARO Technologies, Inc. (A)	26,175	940,991
Insight Enterprises, Inc. (A)	28,215	918,398
Orbotech, Ltd. (A)	31,300	926,793
Plexus Corp. (A)	18,300	856,074
Rogers Corp. (A)	15,555	950,099
Sanmina Corp. (A)	33,290	947,766
ScanSource, Inc. (A)	24,560	896,440
SYNNEX Corp.	8,210	936,843
Tech Data Corp. (A)	10,245	867,854
TTM Technologies, Inc. (A)	80,109	917,248
Vishay Intertechnology, Inc. (B)	62,555	881,400

		14,053,292

Energy Equipment & Services - 2.9%
Diamond Offshore Drilling, Inc. (B)	47,610	838,412
Ensco PLC, Class A	102,460	870,910
McDermott International, Inc. (A)	160,660	804,907
Nabors Industries, Ltd.	72,760	884,762
Noble Corp. PLC (B)	135,145	856,819
Precision Drilling Corp.	206,050	861,289
Rowan Cos. PLC, Class A (B)	56,620	858,359
Transocean, Ltd. (A) (B)	82,820	882,861

		6,858,319

Equity Real Estate Investment Trusts - 7.1%
Agree Realty Corp.	16,710	826,142
CBL & Associates Properties, Inc.	62,255	755,776
Chatham Lodging Trust	42,955	826,884
Chesapeake Lodging Trust	35,130	804,477
Corporate Office Properties Trust	29,465	835,333
DiamondRock Hospitality Co.	82,190	747,929
Getty Realty Corp.	29,665	709,883
Gladstone Commercial Corp.	31,775	591,968
Government Properties Income Trust (B)	35,580	804,820
Hersha Hospitality Trust, Class A (B)	44,595	803,602
LaSalle Hotel Properties (B)	30,890	737,344
Lexington Realty Trust	80,255	826,627
Medical Properties Trust, Inc.	54,470	804,522
National Health Investors, Inc.	10,580	830,318
Pebblebrook Hotel Trust (B)	28,630	761,558
Piedmont Office Realty Trust, Inc., Class A	40,440	880,379
RLJ Lodging Trust	35,300	742,359
Select Income REIT	32,640	878,016
Summit Hotel Properties, Inc.	63,990	842,108
Sunstone Hotel Investors, Inc.	66,250	847,338
Xenia Hotels & Resorts, Inc.	52,035	789,891

		16,647,274

Food & Staples Retailing - 0.6%
SpartanNash Co.	27,240	787,781
United Natural Foods, Inc. (A)	18,020	721,521

		1,509,302

Food Products - 1.1%
Fresh Del Monte Produce, Inc.	14,975	897,002
Lancaster Colony Corp.	6,550	865,190
Sanderson Farms, Inc. (B)	9,070	873,713

		2,635,905

Gas Utilities - 0.3%
Southwest Gas Corp.	11,025	770,207

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 4.1%
Analogic Corp.	9,465	$ 838,599
AngioDynamics, Inc. (A)	41,875	734,488
Haemonetics Corp. (A)	23,090	836,089
ICU Medical, Inc., Class B (A)	6,825	862,544
LeMaitre Vascular, Inc.	35,235	699,062
Masimo Corp. (A)	14,550	865,579
Meridian Bioscience, Inc.	43,480	838,729
Merit Medical Systems, Inc. (A)	35,970	873,711
Natus Medical, Inc. (A)	20,700	813,303
OraSure Technologies, Inc. (A)	100,880	804,014
Orthofix International NV, Series B (A)	19,200	821,184
SurModics, Inc. (A)	20,545	618,199

		9,605,501

Health Care Providers & Services - 7.6%
Aceto Corp.	44,085	837,174
Amedisys, Inc. (A)	16,190	768,054
Amsurg Corp., Class A (A)	11,750	787,838
Chemed Corp.	5,932	836,827
Community Health Systems, Inc. (A) (B)	79,965	922,796
HealthSouth Corp. (B)	20,190	819,108
Healthways, Inc. (A)	34,395	910,092
Kindred Healthcare, Inc.	82,695	845,143
Landauer, Inc.	14,265	634,507
LHC Group, Inc. (A)	24,580	906,510
LifePoint Health, Inc. (A)	14,815	877,492
Magellan Health, Inc. (A)	15,940	856,456
Molina Healthcare, Inc. (A)	16,095	938,660
Owens & Minor, Inc.	25,250	876,932
Patterson Cos., Inc. (B)	18,590	854,025
PharMerica Corp. (A)	33,880	951,012
Tenet Healthcare Corp. (A)	36,225	820,859
Triple-S Management Corp., Class B (A)	27,997	613,974
US Physical Therapy, Inc.	13,855	868,709
VCA, Inc. (A)	12,175	852,007
WellCare Health Plans, Inc. (A)	7,705	902,178

		17,680,353

Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (A)	60,520	797,048
HMS Holdings Corp. (A)	39,365	872,722
Quality Systems, Inc.	68,225	772,307

		2,442,077

Hotels, Restaurants & Leisure - 1.1%
Bob Evans Farms, Inc.	20,765	795,299
Brinker International, Inc.	16,500	832,095
Cheesecake Factory, Inc.	16,700	836,002

		2,463,396

Household Durables - 1.1%
Ethan Allen Interiors, Inc.	24,975	780,968
iRobot Corp. (A)	22,785	1,002,084
La-Z-Boy, Inc.	29,405	722,187

		2,505,239

Household Products - 0.4%
Central Garden & Pet Co. (A) (B)	33,715	876,590

Independent Power & Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	71,735	804,149

Insurance - 2.5%
Aspen Insurance Holdings, Ltd.	16,850	785,042
Employers Holdings, Inc.	28,400	847,172

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2016 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Endurance Specialty Holdings, Ltd.	13,100	$ 857,395
Genworth Financial, Inc., Class A (A)	181,580	900,637
Hanover Insurance Group, Inc.	11,245	848,098
Old Republic International Corp.	42,970	757,131
RenaissanceRe Holdings, Ltd.	7,225	868,156

		5,863,631

Internet Software & Services - 0.9%
Bankrate, Inc., Class A (A)	88,630	751,583
DHI Group, Inc. (A)	73,860	582,755
EarthLink Holdings Corp.	125,635	778,937

		2,113,275

IT Services - 2.7%
Cardtronics PLC, Class A (A)	19,295	860,557
Convergys Corp. (B)	28,925	879,898
CSG Systems International, Inc.	19,593	809,778
Hackett Group, Inc.	35,165	580,926
ManTech International Corp., Class A	22,230	837,849
Perficient, Inc. (A)	34,945	704,142
Sykes Enterprises, Inc. (A)	28,938	814,026
Teradata Corp. (A)	28,855	894,505

		6,381,681

Life Sciences Tools & Services - 1.9%
Bruker Corp.	39,580	896,487
Cambrex Corp. (A)	20,140	895,425
Charles River Laboratories International, Inc. (A)	10,765	897,155
ICON PLC (A)	11,030	853,391
Luminex Corp. (A)	37,975	862,792

		4,405,250

Machinery - 1.8%
AGCO Corp.	17,545	865,319
Altra Industrial Motion Corp.	24,870	720,484
Briggs & Stratton Corp.	44,695	833,562
Timken Co.	24,900	874,986
Wabash National Corp. (A)	63,335	901,890

		4,196,241

Metals & Mining - 3.6%
Carpenter Technology Corp.	21,757	897,694
Commercial Metals Co.	55,835	903,969
Haynes International, Inc.	18,230	676,515
Kaiser Aluminum Corp.	10,240	885,657
Materion Corp.	28,635	879,381
Olympic Steel, Inc.	39,680	876,928
Reliance Steel & Aluminum Co.	10,525	758,116
Schnitzer Steel Industries, Inc., Class A	41,080	858,572
SunCoke Energy, Inc.	106,040	850,441
U.S. Steel Corp. (B)	46,115	869,729

		8,457,002

Mortgage Real Estate Investment Trusts - 3.0%
Anworth Mortgage Asset Corp.	149,445	735,269
ARMOUR Residential REIT, Inc.	38,900	876,806
Blackstone Mortgage Trust, Inc., Class A (B)	29,260	861,707
Capstead Mortgage Corp.	83,890	791,083
Dynex Capital, Inc. (B)	78,480	582,322
Invesco Mortgage Capital, Inc.	54,135	824,476
MFA Financial, Inc.	110,835	829,046
Resource Capital Corp. (B)	43,150	552,752
Two Harbors Investment Corp.	96,050	819,306

		6,872,767

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.7%
Avista Corp.	19,715	$ 823,890
MDU Resources Group, Inc.	34,730	883,531

		1,707,421

Multiline Retail - 0.9%
Big Lots, Inc. (B)	16,730	798,857
Dillard’s, Inc., Class A (B)	13,725	864,812
Fred’s, Inc., Class A	54,675	495,356

		2,159,025

Oil, Gas & Consumable Fuels - 1.8%
Aegean Marine Petroleum Network, Inc.	84,540	845,400
Alon USA Energy, Inc.	106,160	855,650
CONSOL Energy, Inc.	43,805	841,056
Denbury Resources, Inc. (A) (B)	269,845	871,599
World Fuel Services Corp.	17,450	807,237

		4,220,942

Paper & Forest Products - 0.9%
Domtar Corp.	22,090	820,202
Mercer International, Inc.	64,395	545,426
P.H. Glatfelter Co.	32,870	712,621

		2,078,249

Personal Products - 0.7%
Medifast, Inc.	20,010	756,178
Nu Skin Enterprises, Inc., Class A	14,675	950,646

		1,706,824

Pharmaceuticals - 0.7%
Impax Laboratories, Inc. (A)	35,955	852,134
SciClone Pharmaceuticals, Inc. (A)	78,025	799,756

		1,651,890

Professional Services - 2.1%
FTI Consulting, Inc. (A)	19,640	875,159
ICF International, Inc. (A)	20,560	911,219
Insperity, Inc.	12,630	917,443
Kelly Services, Inc., Class A	35,010	672,892
ManpowerGroup, Inc.	12,230	883,740
Resources Connection, Inc.	39,030	583,108

		4,843,561

Road & Rail - 0.7%
ArcBest Corp.	37,881	720,497
Swift Transportation Co., Class A (A)	40,235	863,845

		1,584,342

Semiconductors & Semiconductor Equipment - 1.4%
Alpha & Omega Semiconductor, Ltd. (A)	39,235	852,184
Kulicke & Soffa Industries, Inc. (A)	57,270	740,501
Silicon Laboratories, Inc. (A)	15,230	895,524
Teradyne, Inc.	40,640	877,011

		3,365,220

Software - 1.1%
Mentor Graphics Corp.	35,635	942,190
Nuance Communications, Inc. (A)	58,850	853,325
TiVo Corp. (A)	38,665	753,194

		2,548,709

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2016 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 7.1%
Aaron’s, Inc.	35,445	$ 901,012
Abercrombie & Fitch Co., Class A	51,450	817,541
American Eagle Outfitters, Inc. (B)	47,345	845,582
Big 5 Sporting Goods Corp.	54,615	743,856
Caleres, Inc.	34,850	881,357
Chico’s FAS, Inc.	69,340	825,146
Children’s Place, Inc. (B)	10,740	857,804
Citi Trends, Inc.	30,440	606,669
DSW, Inc., Class A	37,945	777,114
Express, Inc. (A)	74,560	879,062
Finish Line, Inc., Class A	36,700	847,036
Genesco, Inc. (A)	15,930	867,548
Hibbett Sports, Inc. (A) (B)	23,210	926,079
Pier 1 Imports, Inc. (B)	168,435	714,164
Rent-A-Center, Inc.	72,030	910,459
Shoe Carnival, Inc.	22,490	599,583
Urban Outfitters, Inc. (A)	24,770	855,060
Vitamin Shoppe, Inc. (A)	31,185	837,317
Williams-Sonoma, Inc., Class A (B)	17,025	869,637
Zumiez, Inc. (A)	48,345	870,210

		16,432,236

Technology Hardware, Storage & Peripherals - 0.4%
NCR Corp. (A)	25,750	828,893

Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc. (A) (B)	101,465	823,896
Movado Group, Inc.	39,455	847,493
Perry Ellis International, Inc. (A)	27,895	537,816

		2,209,205

Thrifts & Mortgage Finance - 1.3%
First Defiance Financial Corp., Class A	13,725	612,684
Flagstar Bancorp, Inc. (A)	32,145	892,024
HomeStreet, Inc. (A)	33,265	833,621
Meta Financial Group, Inc.	11,513	697,803

		3,036,132

Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	17,730	828,700
DXP Enterprises, Inc. (A)	31,498	887,929
WESCO International, Inc. (A)	14,195	872,850

		2,589,479

Total Common Stocks (Cost $213,338,102)		229,495,243

SECURITIES LENDING COLLATERAL - 9.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (C)	21,184,377	21,184,377

Total Securities Lending Collateral (Cost $21,184,377)		21,184,377

Principal	Value
REPURCHASE AGREEMENT - 0.5%

State Street Bank & Trust Co. 0.03% (C), dated 09/30/2016, to be repurchased at $1,210,419 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $1,239,631.

$ 1,210,416	$ 1,210,416

Total Repurchase Agreement (Cost $1,210,416)	1,210,416

Total Investments (Cost $235,732,895) (D)	251,890,036
Net Other Assets (Liabilities) - (8.1)%	(18,818,895)

Net Assets - 100.0%	$ 233,071,141

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	September 30, 2016 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$229,495,243	$—	$—	$229,495,243
Securities Lending Collateral	21,184,377	—	—	21,184,377
Repurchase Agreement	—	1,210,416	—	1,210,416

Total Investments	$250,679,620	$1,210,416	$—	$251,890,036

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $20,583,512. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $235,732,895. Aggregate gross unrealized appreciation and depreciation for all securities is $25,707,798 and $9,550,657, respectively. Net unrealized appreciation for tax purposes is $16,157,141.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 5	September 30, 2016 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Auto Components - 4.6%
Dorman Products, Inc. (A)	17,410	$ 1,112,499
Drew Industries, Inc.	10,930	1,071,359
Motorcar Parts of America, Inc. (A)	35,194	1,012,883

		3,196,741

Banks - 11.3%
CenterState Banks, Inc.	38,980	691,116
LegacyTexas Financial Group, Inc.	23,565	745,361
Pinnacle Financial Partners, Inc.	32,440	1,754,355
PrivateBancorp, Inc., Class A	36,460	1,674,243
South State Corp.	24,700	1,853,488
Texas Capital Bancshares, Inc. (A)	19,635	1,078,354

		7,796,917

Biotechnology - 3.3%
Eagle Pharmaceuticals, Inc. (A) (B)	15,350	1,074,500
Repligen Corp. (A)	40,075	1,209,864

		2,284,364

Building Products - 1.2%
Trex Co., Inc. (A)	14,530	853,202

Commercial Services & Supplies - 1.3%
Knoll, Inc.	38,940	889,779

Diversified Telecommunication Services - 1.8%
Cogent Communications Holdings, Inc.	32,935	1,212,337

Food Products - 5.1%
B&G Foods, Inc.	26,190	1,288,024
Calavo Growers, Inc.	17,492	1,144,501
J&J Snack Foods Corp.	9,081	1,081,729

		3,514,254

Health Care Equipment & Supplies - 4.5%
Cantel Medical Corp.	15,110	1,178,278
Neogen Corp. (A)	21,440	1,199,354
Vascular Solutions, Inc. (A)	14,150	682,454

		3,060,086

Health Care Providers & Services - 2.8%
Aceto Corp.	33,620	638,444
Providence Service Corp. (A)	26,330	1,280,428

		1,918,872

Health Care Technology - 2.6%
Cotiviti Holdings, Inc. (A)	22,250	746,043
Medidata Solutions, Inc. (A)	18,890	1,053,306

		1,799,349

Hotels, Restaurants & Leisure - 4.3%
Chuy’s Holdings, Inc. (A)	20,590	575,285
Popeyes Louisiana Kitchen, Inc. (A)	20,918	1,111,582
Sonic Corp.	48,652	1,273,709

		2,960,576

Internet Software & Services - 4.8%
LogMeIn, Inc.	22,140	2,001,234
SPS Commerce, Inc. (A)	17,560	1,289,080

		3,290,314

	Shares	Value
COMMON STOCKS (continued)
IT Services - 3.5%
Luxoft Holding, Inc., Class A (A) (B)	14,090	$ 744,656
MAXIMUS, Inc., Class A	29,010	1,640,806

		2,385,462

Life Sciences Tools & Services - 7.1%
Cambrex Corp. (A)	34,310	1,525,423
ICON PLC (A)	18,275	1,413,937
PRA Health Sciences, Inc. (A)	34,340	1,940,553

		4,879,913

Oil, Gas & Consumable Fuels - 4.9%
Callon Petroleum Co. (A)	46,840	735,388
Matador Resources Co. (A) (B)	30,000	730,200
Oasis Petroleum, Inc. (A)	76,130	873,211
PDC Energy, Inc. (A)	15,030	1,007,912

		3,346,711

Personal Products - 1.2%
Inter Parfums, Inc.	26,240	846,765

Pharmaceuticals - 5.7%
Lannett Co., Inc. (A) (B)	27,960	742,897
Prestige Brands Holdings, Inc. (A)	27,720	1,338,045
Supernus Pharmaceuticals, Inc. (A)	74,670	1,846,589

		3,927,531

Professional Services - 4.3%
CEB, Inc.	21,760	1,185,267
WageWorks, Inc. (A)	28,720	1,749,335

		2,934,602

Road & Rail - 2.8%
Knight Transportation, Inc. (B)	37,609	1,079,002
Saia, Inc. (A)	28,289	847,539

		1,926,541

Semiconductors & Semiconductor Equipment - 3.2%
CEVA, Inc. (A)	21,939	769,401
Inphi Corp. (A) (B)	16,580	721,396
Silicon Laboratories, Inc. (A)	12,120	712,656

		2,203,453

Software - 9.6%
BroadSoft, Inc. (A)	31,500	1,466,325
Callidus Software, Inc. (A)	57,030	1,046,500
Ellie Mae, Inc. (A)	14,040	1,478,412
Pegasystems, Inc.	48,610	1,433,509
Qualys, Inc. (A)	30,700	1,172,433

		6,597,179

Specialty Retail - 1.9%
Monro Muffler Brake, Inc.	20,854	1,275,639

Textiles, Apparel & Luxury Goods - 4.1%
G-III Apparel Group, Ltd. (A)	43,057	1,255,112
Steven Madden, Ltd., Class B (A)	46,140	1,594,598

		2,849,710

Trading Companies & Distributors - 0.9%
SiteOne Landscape Supply, Inc. (A)	17,770	638,476

Total Common Stocks (Cost $58,400,558)		66,588,773

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2016 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (C)	4,875,873	$ 4,875,873

Total Securities Lending Collateral (Cost $4,875,873)		4,875,873

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
State Street Bank & Trust Co. 0.03% (C), dated 09/30/2016, to be repurchased at $2,251,332 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $2,298,588.	$ 2,251,326	2,251,326

Total Repurchase Agreement (Cost $2,251,326)		2,251,326

Total Investments (Cost $65,527,757) (D)		73,715,972
Net Other Assets (Liabilities) - (7.2)%		(4,920,647)

Net Assets - 100.0%		$ 68,795,325

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$66,588,773	$—	$—	$66,588,773
Securities Lending Collateral	4,875,873	—	—	4,875,873
Repurchase Agreement	—	2,251,326	—	2,251,326

Total Investments	$71,464,646	$2,251,326	$—	$73,715,972

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the securities are on loan. The total value of all securities on loan is $4,759,814. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at September 30, 2016.
(D)

Aggregate cost for federal income tax purposes is $65,527,757. Aggregate gross unrealized appreciation and depreciation for all securities is $9,829,014 and $1,640,799, respectively. Net unrealized appreciation for tax purposes is $8,188,215.

(E)

The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2016 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Australia - 2.7%
BHP Billiton PLC, ADR (A)	84,700	$ 2,573,186
Challenger, Ltd.	477,839	3,719,311
Coca-Cola Amatil, Ltd.	123,300	967,268
Sonic Healthcare, Ltd.	164,400	2,769,376

		10,029,141

Brazil - 1.4%
Localiza Rent a Car SA (B)	144,300	1,759,740
Marfrig Global Foods SA (B) (C)	2,060,000	3,306,489

		5,066,229

Canada - 5.0%
Canadian Imperial Bank of Commerce, Class B	26,700	2,070,347
Canadian National Railway Co.	73,300	4,791,500
Fairfax Financial Holdings, Ltd.	3,600	2,109,373
Hudson’s Bay Co. (A)	290,300	3,730,674
Newalta Corp. (A)	178,300	331,607
Suncor Energy, Inc.	201,300	5,588,129

		18,621,630

Chile - 0.5%
Banco Santander Chile, ADR	88,000	1,820,720

China - 3.6%
Baidu, Inc., ADR (C)	7,000	1,274,490
Fosun International, Ltd.	3,002,036	4,505,144
JD.com, Inc., ADR (C)	50,000	1,304,500
Minth Group, Ltd.	550,000	1,932,275
PICC Property & Casualty Co., Ltd., Class H	900,000	1,489,867
Shenzhen Expressway Co., Ltd., Class H	1,926,000	2,021,252
Sinotrans, Ltd., Class H	1,850,000	901,578

		13,429,106

Czech Republic - 0.4%
Komercni Banka AS	45,000	1,557,091

Denmark - 0.6%
TDC A/S, Class B (C)	386,800	2,274,848

Egypt - 0.1%
Telecom Egypt Co.	407,000	406,086

France - 6.9%
Arkema SA	29,895	2,767,200
Bollore SA	826,900	2,874,938
Engie SA	305,800	4,737,144
Rexel SA	190,024	2,912,707
Sanofi	63,201	4,802,224
Veolia Environnement SA	200,070	4,607,345
Vivendi SA	151,200	3,048,815

		25,750,373

Germany - 6.8%
Allianz SE, Class A	19,302	2,864,310
Deutsche Boerse AG (C)	37,200	3,015,047
Infineon Technologies AG	58,400	1,041,785
Merck KGaA	36,000	3,878,656
METRO AG	100,524	2,991,345
SAP SE	50,900	4,626,883

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Siemens AG, Class A	41,787	$ 4,891,294
TUI AG	137,400	1,957,907

		25,267,227

Greece - 0.6%
OPAP SA	263,500	2,225,939

Hong Kong - 5.4%
Cheung Kong Property Holdings, Ltd.	437,000	3,188,876
China Mobile, Ltd.	280,000	3,387,912
China Resources Beer Holdings Co., Ltd. (C)	1,080,000	2,291,888
CK Hutchison Holdings, Ltd.	308,000	3,915,322
First Pacific Co., Ltd.	2,150,000	1,530,091
Guangdong Investment, Ltd.	2,322,000	3,688,185
Noble Group, Ltd. (C)	13,981,000	1,558,343
Shun Tak Holdings, Ltd.	1,526,000	491,852

		20,052,469

India - 1.2%
Cairn India, Ltd.	917,457	2,760,777
Hindustan Zinc, Ltd.	500,000	1,763,292

		4,524,069

Indonesia - 0.4%
AKR Corporindo Tbk PT	3,250,000	1,606,199

Ireland - 2.4%
DCC PLC	21,000	1,912,144
Ryanair Holdings PLC, ADR	34,860	2,615,546
Smurfit Kappa Group PLC, Class B	195,215	4,363,964

		8,891,654

Israel - 1.1%
Teva Pharmaceutical Industries, Ltd., ADR	91,700	4,219,117

Italy - 3.5%
Azimut Holding SpA	114,500	1,684,968
Eni SpA, Class B	324,215	4,669,130
Mediobanca SpA	428,500	2,787,047
Prysmian SpA	147,638	3,867,600

		13,008,745

Japan - 20.1%
Aisin Seiki Co., Ltd.	76,700	3,475,534
Astellas Pharma, Inc.	213,400	3,311,325
Bridgestone Corp.	61,500	2,247,611
Daiwa Securities Group, Inc.	620,000	3,450,796
Electric Power Development Co., Ltd.	62,200	1,483,158
FANUC Corp.	22,500	3,774,222
FUJIFILM Holdings Corp. (A)	124,200	4,553,775
Hitachi, Ltd.	833,800	3,853,051
Japan Airlines Co., Ltd.	99,500	2,903,412
Komatsu, Ltd.	128,900	2,917,267
Kuraray Co., Ltd.	334,700	4,921,234
Mitsubishi Heavy Industries, Ltd.	615,000	2,541,753
MS&AD Insurance Group Holdings, Inc.	168,700	4,640,685
NEC Corp.	1,533,000	3,915,458
Nippon Telegraph & Telephone Corp.	95,400	4,340,768
ORIX Corp.	374,200	5,452,202
Resona Holdings, Inc.	928,400	3,866,312
SoftBank Group Corp.	69,200	4,450,692
Sony Corp.	141,800	4,604,777
Square Enix Holdings Co., Ltd.	20,000	684,384
Sumitomo Mitsui Financial Group, Inc.	109,500	3,649,820

		75,038,236

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 1	September 30, 2016 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Macau - 0.6%
MGM China Holdings, Ltd.	1,359,572	$ 2,359,321

Malta - 0.3%
Brait SE	150,000	1,207,652

Mexico - 1.9%
Alpek SAB de CV, Class A	1,133,400	1,920,784
Credito Real SAB de CV SOFOM ER (A)	707,773	1,215,531
Fomento Economico Mexicano SAB de CV, ADR	20,000	1,840,800
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	51,320	302,525
Grupo Televisa SAB, ADR	68,000	1,746,920

		7,026,560

Netherlands - 3.9%
Boskalis Westminster	63,294	2,254,266
Delta Lloyd NV	296,668	1,362,041
Heineken Holding NV, Class A	40,044	3,210,915
Koninklijke Philips NV	175,571	5,202,864
Steinhoff International Holdings NV	452,600	2,597,558

		14,627,644

Nigeria - 0.3%
Guaranty Trust Bank PLC	16,340,000	1,244,952

Philippines - 0.3%
International Container Terminal Services, Inc.	700,000	1,111,455

Republic of Korea - 1.4%
Hana Financial Group, Inc.	105,000	2,655,150
Korean Reinsurance Co.	134,102	1,418,521
SK Telecom Co., Ltd.	6,171	1,266,306

		5,339,977

Russian Federation - 1.0%
Lukoil PJSC, ADR	74,980	3,653,775

Singapore - 0.8%
DBS Group Holdings, Ltd.	278,600	3,144,133

Spain - 1.1%
Aena SA (D)	28,700	4,233,129

Sweden - 2.9%
Investor AB, Class B	140,881	5,151,579
Svenska Cellulosa AB SCA, Class B	75,297	2,236,406
Telefonaktiebolaget LM Ericsson, Class B	458,800	3,313,128

		10,701,113

Switzerland - 4.0%
GAM Holding AG (C)	231,177	2,208,258
Nestle SA	55,164	4,346,684
Novartis AG	55,815	4,389,363
UBS Group AG	291,474	3,969,327

		14,913,632

Taiwan - 2.7%
ChipMOS TECHNOLOGIES Bermuda, Ltd.	176,100	3,486,780
Hon Hai Precision Industry Co., Ltd.	540,000	1,360,961
Mega Financial Holding Co., Ltd.	3,200,000	2,251,041
Realtek Semiconductor Corp.	700,000	2,300,170
Yuanta Financial Holding Co., Ltd.	1,865,510	666,562

		10,065,514

	Shares	Value
COMMON STOCKS (continued)
Thailand - 0.7%
Thai Union Group PCL, F Shares	4,285,000	$ 2,646,436

Turkey - 0.6%
Tofas Turk Otomobil Fabrikasi AS	302,028	2,204,070

United Kingdom - 9.5%
Aviva PLC	626,375	3,576,312
Barclays PLC	879,600	1,913,076
GKN PLC	971,300	4,032,417
HSBC Holdings PLC	597,200	4,400,235
Imperial Brands PLC	62,694	3,228,897
Inchcape PLC	272,188	2,323,164
Johnson Matthey PLC	73,224	3,126,310
Kingfisher PLC	781,120	3,815,917
National Grid PLC, Class B	141,584	2,003,973
Sky PLC	324,060	3,755,070
Unilever PLC	68,758	3,256,914

		35,432,285

United States - 1.2%
Flex, Ltd. (C)	271,900	3,703,278
FMC Technologies, Inc. (C)	30,300	899,001

		4,602,279

Uruguay - 0.5%
Arcos Dorados Holdings, Inc., Class A (C)	335,500	1,768,085

Total Common Stocks (Cost $383,739,974)		360,070,891

PREFERRED STOCKS - 2.5%
Brazil - 0.4%
Itausa - Investimentos Itau SA
3.90% (B) (E)	535,722	1,373,836

Republic of Korea - 2.1%
Hyundai Motor Co.
4.19% (E)	34,900	3,184,683
Samsung Electronics Co., Ltd.
1.57% (E)	4,186	4,903,019

		8,087,702

Total Preferred Stocks (Cost $9,190,732)		9,461,538

SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.30% (E)	10,454,445	10,454,445

Total Securities Lending Collateral (Cost $10,454,445)		10,454,445

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.03% (E), dated 09/30/2016, to be repurchased at $1,384,033 on 10/03/2016. Collateralized by a U.S. Government Agency Obligation, 1.00%, due 08/15/2018, and with a value of $1,415,288.	$ 1,384,029	1,384,029

Total Repurchase Agreement (Cost $1,384,029)		1,384,029

Total Investments (Cost $404,769,180) (F)		381,370,903
Net Other Assets (Liabilities) - (2.1)%		(7,958,249)

Net Assets - 100.0%		$ 373,412,654

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 2	September 30, 2016 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	8.6%	$ 32,733,760
Industrial Conglomerates	5.5	20,918,620
Pharmaceuticals	5.4	20,600,685
Insurance	4.6	17,461,109
Oil, Gas & Consumable Fuels	4.4	16,671,811
Capital Markets	4.3	16,202,610
Diversified Financial Services	4.2	15,853,183
Technology Hardware, Storage & Peripherals	3.5	13,372,252
Chemicals	3.3	12,735,528
Auto Components	3.1	11,687,837
Multi-Utilities	3.0	11,348,462
Food Products	2.7	10,299,609
Machinery	2.4	9,233,242
Wireless Telecommunication Services	2.4	9,104,910
Electronic Equipment, Instruments & Components	2.3	8,917,290
Media	2.2	8,550,805
Hotels, Restaurants & Leisure	2.2	8,311,252
Beverages	2.2	8,310,871
Transportation Infrastructure	2.0	7,668,361
Household Durables	1.9	7,202,335
Diversified Telecommunication Services	1.8	7,021,702
Semiconductors & Semiconductor Equipment	1.8	6,828,735
Road & Rail	1.7	6,551,240
Trading Companies & Distributors	1.6	6,077,249
Airlines	1.5	5,518,958
Automobiles	1.4	5,388,753
Software	1.4	5,311,267
Containers & Packaging	1.1	4,363,964
Metals & Mining	1.1	4,336,478
Electrical Equipment	1.0	3,867,600
Specialty Retail	1.0	3,815,917
Air Freight & Logistics	1.0	3,776,516
Multiline Retail	1.0	3,730,674
Water Utilities	1.0	3,688,185
Communications Equipment	0.9	3,313,128
Personal Products	0.9	3,256,914
Tobacco	0.8	3,228,897
Real Estate Management & Development	0.8	3,188,876
Food & Staples Retailing	0.8	2,991,345
Health Care Providers & Services	0.7	2,769,376
Distributors	0.6	2,323,164
Construction & Engineering	0.6	2,254,266
Household Products	0.6	2,236,406
Independent Power & Renewable Electricity Producers	0.4	1,483,158
Internet & Direct Marketing Retail	0.3	1,304,500
Internet Software & Services	0.3	1,274,490
Energy Equipment & Services	0.3	1,230,608
Consumer Finance	0.3	1,215,531

Investments, at Value	96.9	369,532,429
Short-Term Investments	3.1	11,838,474

Total Investments	100.0%	$ 381,370,903

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 3	September 30, 2016 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$58,032,897	$302,037,994	$—	$360,070,891
Preferred Stocks	1,373,836	8,087,702	—	9,461,538
Securities Lending Collateral	10,454,445	—	—	10,454,445
Repurchase Agreement	—	1,384,029	—	1,384,029

Total Investments	$69,861,178	$311,509,725	$—	$381,370,903

Transfers (G)

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (B)	$—	$5,066,229	$—	$—
Preferred Stocks (B)	—	1,373,836	—	—

Total	$—	$6,440,065	$—	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)

All or a portion of the securities are on loan. The total value of all securities on loan is $10,019,305. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(B)	Transferred from Level 2 to 1 due to utilizing quoted market prices in active markets, which were not available on December 31, 2015.
(C)	Non-income producing securities.
(D)

Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the value of the 144A security is $4,233,129, representing 1.1% of the Portfolio’s net assets.

(E)	Rates disclosed reflect the yields at September 30, 2016.
(F)

Aggregate cost for federal income tax purposes is $404,769,180. Aggregate gross unrealized appreciation and depreciation for all securities is $36,873,511 and $60,271,788, respectively. Net unrealized depreciation for tax purposes is $23,398,277.

(G)

The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	Page 4	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At September 30, 2016

(unaudited)

1. ORGANIZATION

Transamerica Partners Portfolios (the “Series Portfolio”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Series Portfolio applies investment company accounting and reporting guidance. The Series Portfolio is composed of fifteen different series that are, in effect, separate investment funds. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are listed below. Each Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Portfolios. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.

Portfolio
Transamerica Partners Government Money Market Portfolio (“Government Money Market”) (A)
Transamerica Partners High Quality Bond Portfolio (“High Quality Bond”)
Transamerica Partners Inflation-Protected Securities Portfolio (“Inflation-Protected Securities”)
Transamerica Partners Core Bond Portfolio (“Core Bond”)
Transamerica Partners High Yield Bond Portfolio (“High Yield Bond”)
Transamerica Partners Balanced Portfolio (“Balanced”)
Transamerica Partners Large Value Portfolio (“Large Value”)
Transamerica Partners Large Core Portfolio (“Large Core”)
Transamerica Partners Large Growth Portfolio (“Large Growth”)
Transamerica Partners Mid Value Portfolio (“Mid Value”)
Transamerica Partners Mid Growth Portfolio (“Mid Growth”)
Transamerica Partners Small Value Portfolio (“Small Value”)
Transamerica Partners Small Core Portfolio (“Small Core”)
Transamerica Partners Small Growth Portfolio (“Small Growth”)
Transamerica Partners International Equity Portfolio (“International Equity”)

(A)	Formerly, Transamerica Partners Money Market Portfolio. The Portfolio transitioned from a “prime” money market fund to a “government” money market fund on May 1, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Partners Portfolios	Page 1	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, practical expedient have not been classified in the fair value levels. The hierarchy classification of inputs used to value the Portfolios’ investments, at September 30, 2016, is disclosed in the Security Valuation section of each Portfolio’s Schedule of Investments.

Under supervision and approval of the Board of Trustees (the “Board”), TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

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NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. Investment companies and ETFs are generally categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Rights and warrants: Rights and warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights or warrants are priced at zero. Rights or warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolios, with the exception of Government Money Market, normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Partners Portfolios	Page 3	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

3. SECURITY VALUATION (continued)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Each Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at September 30, 2016. Open secured loan participations and assignments at September 30, 2016, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at September 30, 2016, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at September 30, 2016, if any, are identified within the Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at September 30, 2016, if any, are identified within the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

TBA commitments held at September 30, 2016, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value

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NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at September 30, 2016, if any, are included within the Schedule of Investments.

When-issued, delayed-delivery, and forward commitment transactions: The Portfolios may purchase or sell securities on a when-issued, delayed-delivery, and forward commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued, delayed-delivery, and forward commitment transactions held at September 30, 2016, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolios invest borrowing proceeds in other securities, the Portfolios will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Portfolios may borrow on a secured or on an unsecured basis. If the Portfolios enter into a secured borrowing arrangement, a portion of the Portfolios’ assets will be used as collateral. The 1940 Act requires the Portfolios to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Portfolios’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Portfolios may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street Bank and Trust Company (“State Street”) serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at September 30, 2016, if any, are shown on a gross basis within the Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and their counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at September 30, 2016.

Transamerica Partners Portfolios	Page 5	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at September 30, 2016, if any, are included within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2016.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Balanced
Securities Lending Transactions
Common Stocks	$164,719	$—	$—	$—	$164,719
Corporate Debt Securities	405,773	—	—	—	405,773
Foreign Government Obligations	142,469	—	—	—	142,469

Total Securities Lending Transactions	$712,961	$—	$—	$—	$712,961

Total Borrowings	$712,961	$—	$—	$—	$712,961

Core Bond
Securities Lending Transactions
Corporate Debt Securities	$29,448,308	$—	$—	$—	$29,448,308
Foreign Government Obligations	3,017,252	—	—	—	3,017,252
Preferred Stocks	334,996	—	—	—	334,996

Total Securities Lending Transactions	$32,800,556	$—	$—	$—	$32,800,556

Total Borrowings	$32,800,556	$—	$—	$—	$32,800,556

High Quality Bond
Securities Lending Transactions
Corporate Debt Securities	$5,664,508	$—	$—	$—	$5,664,508

Total Borrowings	$5,664,508	$—	$—	$—	$5,664,508

International Equity
Securities Lending Transactions
Common Stocks	$10,454,445	$—	$—	$—	$10,454,445

Total Borrowings	$10,454,445	$—	$—	$—	$10,454,445

Large Core
Securities Lending Transactions
Common Stocks	$13,526,604	$—	$—	$—	$13,526,604

Total Borrowings	$13,526,604	$—	$—	$—	$13,526,604

Large Growth
Securities Lending Transactions
Common Stocks	$2,296,840	$—	$—	$—	$2,296,840

Total Borrowings	$2,296,840	$—	$—	$—	$2,296,840

Large Value
Securities Lending Transactions
Common Stocks	$52,052,412	$—	$—	$—	$52,052,412

Total Borrowings	$52,052,412	$—	$—	$—	$52,052,412

Mid Growth
Securities Lending Transactions
Common Stocks	$5,968,201	$—	$—	$—	$5,968,201

Total Borrowings	$5,968,201	$—	$—	$—	$5,968,201

Mid Value
Securities Lending Transactions
Common Stocks	$47,268,723	$—	$—	$—	$47,268,723

Total Borrowings	$47,268,723	$—	$—	$—	$47,268,723

Small Core
Securities Lending Transactions
Common Stocks	$21,184,377	$—	$—	$—	$21,184,377

Total Borrowings	$21,184,377	$—	$—	$—	$21,184,377

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NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Small Growth
Securities Lending Transactions
Common Stocks	$4,875,873	$—	$—	$—	$4,875,873

Total Borrowings	$4,875,873	$—	$—	$—	$4,875,873

Small Value
Securities Lending Transactions
Common Stocks	$7,048,371	$—	$—	$—	$7,048,371

Total Borrowings	$7,048,371	$—	$—	$—	$7,048,371

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NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolios’ investment objectives allow the Portfolios to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolios’ investment objectives, the Portfolios may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolios.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolios are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolios will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolios. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolios’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Portfolios are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Government Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Portfolios may purchase or write call and put options on securities and derivative instruments in which each Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Inflation-capped options: The Portfolios may purchase or write inflation-capped options. Purchasing or writing inflation-capped options gives the Portfolios the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolios from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Interest rate swaptions: The Portfolios may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on futures: The Portfolios may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolios the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Portfolios may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Transamerica Partners Portfolios	Page 8	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolios write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

As of September 30, 2016, transactions in written options are as follows:

	Call Options		Put Options
Inflation-Protected Securities	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2015	$—	—	$—	—
Options written	145,298	1,030	121,444	920
Options closed	(51,676)	(166)	(25,195)	(81)
Options expired	(93,622)	(864)	(96,249)	(839)
Options exercised	—	—	—	—

Balance at September 30, 2016	$—	—	$—	—

As of September 30, 2016, transactions in written foreign exchange options and swaptions are as follows:

	Call Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$724,955	AUD	—	CHF	2,950,000	EUR	3,545,000	GBP	1,820,000	NZD	4,105,000	USD	53,140,000
Options written	860,602		21,540,000		—		14,690,000		7,025,000		7,860,000		74,530,000
Options closed	(424,500)		(14,270,000)		—		(4,895,000)		(3,640,000)		—		(29,270,000)
Options expired	(422,822)		(7,270,000)		(2,950,000)		(12,270,000)		(3,185,000)		(11,965,000)		(20,180,000)
Options exercised	(249,296)		—		—		—		—		—		(33,120,000)

Balance at September 30, 2016	$488,939	AUD	—	CHF	—	EUR	1,070,000	GBP	2,020,000	NZD	—	USD	45,100,000

	Put Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2015	$681,358	AUD	—	CAD	21,675,000	EUR	5,675,000	GBP	—	NZD	—	USD	20,020,000
Options written	1,054,937		7,270,000		13,995,000		15,315,000		16,840,000		3,930,000		53,925,000
Options closed	(644,951)		(3,625,000)		(7,225,000)		(3,585,000)		(12,290,000)		—		(18,560,000)
Options expired	(422,743)		(3,645,000)		(28,445,000)		(4,855,000)		(4,550,000)		(3,930,000)		(5,375,000)
Options exercised	(247,138)		—		—		—		—		—		(21,610,000)

Balance at September 30, 2016	$421,463	AUD	—	CAD	—	EUR	12,550,000	GBP	—	NZD	—	USD	28,400,000

Open option contracts at September 30, 2016, if any, are included within the Schedule of Investments.

Transamerica Partners Portfolios	Page 9	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and LIBOR forward rate to calculate the daily settlement price. The Portfolios, with the exception of Government Money Market, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Open OTC and centrally cleared swap agreements at September 30, 2016, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolios are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Government Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at September 30, 2016, if any, are listed within the Schedule of Investments.

Forward foreign currency contracts: The Portfolios are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Government Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at September 30, 2016, if any, are listed within the Schedule of Investments.

7. RISK FACTORS

Investing in the Portfolios may involve certain risks, as discussed in the Portfolios’ prospectuses, including but not limited to the following:

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to foreign investments risks. These risks are greater for investments in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The market prices of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.

Transamerica Partners Portfolios	Page 10	September 30, 2016 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At September 30, 2016

(unaudited)

7. RISK FACTORS (continued)

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” (securities rated below Baa/BBB) or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Money market risk: There is no assurance a money market fund will avoid principal losses if its holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, a money market fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment, it is possible to lose money by investing in it.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Transamerica Partners Portfolios	Page 11	September 30, 2016 Form N-Q

Master Investment Portfolio — S&P 500 Index Master Portfolio

Schedule of Investments September 30, 2016 (Unaudited)	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.4%
Boeing Co.	261,420	$34,439,471
General Dynamics Corp.	128,908	20,001,365
Honeywell International, Inc.	341,989	39,872,497
L-3 Communications Holdings, Inc.	35,161	5,299,817
Lockheed Martin Corp.	113,792	27,278,218
Northrop Grumman Corp.	80,460	17,214,417
Raytheon Co.	133,201	18,132,652
Rockwell Collins, Inc.	58,993	4,975,470
Textron, Inc.	121,249	4,819,648
TransDigm Group, Inc. (a)	22,572	6,526,017
United Technologies Corp.	350,638	35,624,821

		214,184,393
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	63,418	4,468,432
Expeditors International of Washington, Inc.	81,417	4,194,604
FedEx Corp.	110,069	19,226,853
United Parcel Service, Inc., Class B	311,477	34,063,125

		61,953,014
Airlines — 0.5%
Alaska Air Group, Inc.	55,483	3,654,110
American Airlines Group, Inc.	238,630	8,736,244
Delta Air Lines, Inc.	337,238	13,273,688
Southwest Airlines Co.	279,340	10,863,533
United Continental Holdings, Inc. (a)	132,190	6,936,009

		43,463,584
Auto Components — 0.4%
BorgWarner, Inc.	90,749	3,192,550
Delphi Automotive PLC	122,388	8,728,712
Goodyear Tire & Rubber Co.	118,249	3,819,442
Johnson Controls International PLC	426,819	19,859,901

		35,600,605
Automobiles — 0.5%
Ford Motor Co.	1,758,918	21,230,140
General Motors Co.	640,117	20,336,517
Harley-Davidson, Inc.	80,599	4,238,702

		45,805,359
Banks — 5.1%
Bank of America Corp.	4,599,299	71,979,029
BB&T Corp.	367,414	13,858,856
Citigroup, Inc.	1,308,260	61,789,120
Citizens Financial Group, Inc.	234,834	5,802,748
Comerica, Inc.	80,032	3,787,114
Fifth Third Bancorp	346,052	7,080,224
Huntington Bancshares, Inc.	487,030	4,802,116
JPMorgan Chase & Co.	1,627,372	108,366,701
KeyCorp	487,398	5,931,634

Common Stocks	Shares	Value
Banks (continued)
M&T Bank Corp.	70,658	$8,203,394
PNC Financial Services Group, Inc. (b)	221,385	19,944,575
Regions Financial Corp.	565,188	5,578,406
SunTrust Banks, Inc.	225,955	9,896,829
US Bancorp	725,172	31,102,627
Wells Fargo & Co.	2,046,286	90,609,544
Zions Bancorporation	92,420	2,866,868

		451,599,785
Beverages — 2.1%
Brown-Forman Corp., Class B	82,198	3,899,473
Coca-Cola Co.	1,750,598	74,085,307
Constellation Brands, Inc., Class A	79,838	13,292,229
Dr. Pepper Snapple Group, Inc.	83,497	7,624,111
Molson Coors Brewing Co., Class B	83,160	9,130,968
Monster Beverage Corp. (a)	60,922	8,943,959
PepsiCo, Inc.	648,075	70,491,118

		187,467,165
Biotechnology — 2.9%
AbbVie, Inc.	733,761	46,278,306
Alexion Pharmaceuticals, Inc. (a)	100,569	12,323,725
Amgen, Inc.	337,218	56,251,335
Biogen, Inc. (a)	98,780	30,921,103
Celgene Corp. (a)	349,089	36,490,273
Gilead Sciences, Inc.	594,273	47,018,880
Regeneron Pharmaceuticals, Inc. (a)	34,013	13,673,906
Vertex Pharmaceuticals, Inc. (a)	111,012	9,681,357

		252,638,885
Building Products — 0.1%
Allegion PLC	43,223	2,978,497
Fortune Brands Home & Security, Inc.	69,339	4,028,596
Masco Corp.	148,020	5,078,566

		12,085,659
Capital Markets — 1.8%
Affiliated Managers Group, Inc. (a)	24,800	3,588,560
Ameriprise Financial, Inc.	72,696	7,252,880
Bank of New York Mellon Corp.	481,039	19,183,835
BlackRock, Inc. (b)	54,991	19,932,038
Charles Schwab Corp.	542,550	17,128,303
E*Trade Financial Corp. (a)	123,370	3,592,534
Franklin Resources, Inc.	158,356	5,632,723
Goldman Sachs Group, Inc.	169,959	27,409,288
Invesco Ltd.	185,002	5,785,013
Legg Mason, Inc.	41,556	1,391,295
Morgan Stanley	663,588	21,274,631
Northern Trust Corp.	95,994	6,526,632
State Street Corp.	165,112	11,496,749

S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Capital Markets (continued)
T. Rowe Price Group, Inc.	112,556	$7,484,974

		157,679,455
Chemicals — 2.0%
Air Products & Chemicals, Inc.	97,582	14,670,478
Albemarle Corp.	50,617	4,327,247
CF Industries Holdings, Inc.	97,770	2,380,700
Dow Chemical Co.	507,878	26,323,317
E.I. du Pont de Nemours & Co.	393,896	26,379,215
Eastman Chemical Co.	65,885	4,459,097
Ecolab, Inc.	118,317	14,401,545
FMC Corp.	60,306	2,915,192
International Flavors & Fragrances, Inc.	35,400	5,061,138
LyondellBasell Industries NV, Class A	153,143	12,352,514
Monsanto Co.	197,183	20,152,103
Mosaic Co.	158,643	3,880,408
PPG Industries, Inc.	119,376	12,338,703
Praxair, Inc.	128,040	15,471,073
Sherwin-Williams Co.	36,127	9,994,896

		175,107,626
Commercial Services & Supplies — 0.3%
Cintas Corp.	38,515	4,336,789
Iron Mountain, Inc.	109,350	4,103,906
Pitney Bowes, Inc.	80,513	1,462,116
Republic Services, Inc.	105,041	5,299,318
Stericycle, Inc. (a)(c)	38,065	3,050,529
Waste Management, Inc.	183,335	11,689,440

		29,942,098
Communications Equipment — 1.5%
Cisco Systems, Inc.	2,266,273	71,886,180
F5 Networks, Inc. (a)	29,844	3,719,756
Harris Corp.	55,273	5,063,560
Juniper Networks, Inc.	172,453	4,149,219
Motorola Solutions, Inc.	75,132	5,731,069
QUALCOMM, Inc.	663,879	45,475,711

		136,025,495
Construction & Engineering — 0.1%
Fluor Corp.	64,165	3,292,948
Jacobs Engineering Group, Inc. (a)	54,732	2,830,739
Quanta Services, Inc. (a)	66,892	1,872,307

		7,995,994
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	28,753	5,149,950
Vulcan Materials Co.	59,951	6,818,227

		11,968,177

Common Stocks	Shares	Value
Consumer Finance — 0.7%
American Express Co.	349,779	$22,399,847
Capital One Financial Corp.	228,016	16,378,390
Discover Financial Services	181,873	10,284,918
Navient Corp.	143,530	2,076,879
Synchrony Financial	357,010	9,996,280

		61,136,314
Containers & Packaging — 0.2%
Avery Dennison Corp.	40,036	3,114,400
Ball Corp.	79,471	6,512,649
Owens-Illinois, Inc. (a)(c)	73,039	1,343,187
Sealed Air Corp.	87,371	4,003,339
WestRock Co.	114,847	5,567,783

		20,541,358
Distributors — 0.1%
Genuine Parts Co.	67,127	6,742,907
LKQ Corp. (a)	138,420	4,908,373

		11,651,280
Diversified Consumer Services — 0.0%
H&R Block, Inc.	99,463	2,302,568
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B (a)	855,371	123,575,448
CME Group, Inc.	152,691	15,959,263
Intercontinental Exchange, Inc.	53,693	14,462,747
Leucadia National Corp.	146,220	2,784,029
Moody’s Corp.	75,397	8,163,987
NASDAQ, Inc.	52,620	3,553,955
S&P Global, Inc.	118,672	15,019,128

		183,518,557
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	2,771,947	112,568,768
CenturyLink, Inc.	246,067	6,749,618
Frontier Communications Corp.	528,306	2,197,753
Level 3 Communications, Inc. (a)	131,196	6,084,870
Verizon Communications, Inc.	1,836,699	95,471,614

		223,072,623
Electric Utilities — 1.8%
American Electric Power Co., Inc.	220,763	14,175,192
Duke Energy Corp.	309,815	24,797,593
Edison International	146,220	10,564,395
Entergy Corp.	80,641	6,187,584
Eversource Energy	143,955	7,799,482
Exelon Corp.	414,206	13,788,918
FirstEnergy Corp.	191,562	6,336,871
NextEra Energy, Inc.	210,433	25,740,164
Pinnacle West Capital Corp.	49,736	3,779,439
PPL Corp.	304,002	10,509,349
Southern Co.	441,040	22,625,352

2	S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Electric Utilities (continued)
Xcel Energy, Inc.	228,266	$9,390,863

		155,695,202
Electrical Equipment — 0.5%
Acuity Brands, Inc.	19,531	5,167,903
AMETEK, Inc.	106,061	5,067,594
Eaton Corp. PLC	205,472	13,501,565
Emerson Electric Co.	290,039	15,810,026
Rockwell Automation, Inc.	57,685	7,057,183

		46,604,271
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	139,577	9,061,339
Corning, Inc.	467,135	11,047,742
FLIR Systems, Inc.	61,852	1,943,390
TE Connectivity Ltd.	161,429	10,392,799

		32,445,270
Energy Equipment & Services — 1.0%
Baker Hughes, Inc.	192,795	9,730,364
FMC Technologies, Inc. (a)	101,676	3,016,727
Halliburton Co.	387,809	17,404,868
Helmerich & Payne, Inc.	48,709	3,278,116
National Oilwell Varco, Inc.	170,237	6,254,507
Schlumberger Ltd.	626,876	49,297,529
Transocean Ltd. (c)	154,708	1,649,187

		90,631,298
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	197,406	30,106,389
CVS Health Corp.	480,378	42,748,838
Kroger Co.	427,524	12,688,912
Sysco Corp.	229,993	11,271,957
Wal-Mart Stores, Inc.	683,133	49,267,552
Walgreens Boots Alliance, Inc.	385,364	31,068,046
Whole Foods Market, Inc.	143,688	4,073,555

		181,225,249
Food Products — 1.6%
Archer-Daniels-Midland Co.	263,149	11,096,993
Campbell Soup Co.	87,558	4,789,423
ConAgra Foods, Inc.	187,826	8,848,483
General Mills, Inc.	269,050	17,186,914
Hershey Co.	63,390	6,060,084
Hormel Foods Corp.	120,420	4,567,531
J.M. Smucker Co.	52,477	7,112,733
Kellogg Co.	113,356	8,781,689
Kraft Heinz Co.	268,563	24,039,074
McCormick & Co., Inc.	51,416	5,137,487
Mead Johnson Nutrition Co.	83,225	6,575,607
Mondelez International, Inc., Class A	700,962	30,772,232

Common Stocks	Shares	Value
Food Products (continued)
Tyson Foods, Inc., Class A	134,026	$10,007,721

		144,975,971
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	662,634	28,022,792
Baxter International, Inc.	220,657	10,503,273
Becton Dickinson & Co.	95,969	17,248,508
Boston Scientific Corp. (a)	613,132	14,592,542
C.R. Bard, Inc.	33,100	7,423,668
Cooper Cos., Inc.	21,952	3,935,115
DENTSPLY SIRONA, Inc.	105,020	6,241,339
Edwards Lifesciences Corp. (a)	95,742	11,542,655
Hologic, Inc. (a)	124,995	4,853,556
Intuitive Surgical, Inc. (a)	17,336	12,565,653
Medtronic PLC	622,777	53,807,933
St. Jude Medical, Inc.	127,596	10,177,057
Stryker Corp.	140,022	16,299,961
Varian Medical Systems, Inc. (a)(c)	42,087	4,188,919
Zimmer Biomet Holdings, Inc.	90,145	11,720,653

		213,123,624
Health Care Providers & Services — 2.5%
Aetna, Inc.	158,055	18,247,450
AmerisourceBergen Corp.	82,298	6,648,032
Anthem, Inc.	118,573	14,858,383
Cardinal Health, Inc.	143,587	11,156,710
Centene Corp. (a)	76,926	5,150,965
Cigna Corp.	115,636	15,069,683
DaVita, Inc. (a)	74,521	4,923,602
Express Scripts Holding Co. (a)	283,946	20,026,711
HCA Holdings, Inc. (a)	133,017	10,060,076
Henry Schein, Inc. (a)	36,874	6,009,725
Humana, Inc.	66,805	11,817,136
Laboratory Corp. of America Holdings (a)	46,100	6,337,828
McKesson Corp.	101,713	16,960,643
Patterson Cos., Inc.	37,540	1,724,588
Quest Diagnostics, Inc.	62,598	5,297,669
UnitedHealth Group, Inc.	429,292	60,100,880
Universal Health Services, Inc., Class B	40,728	5,018,504

		219,408,585
Health Care Technology — 0.1%
Cerner Corp. (a)(c)	135,451	8,364,099
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	196,646	9,600,258
Chipotle Mexican Grill, Inc. (a)(c)	13,121	5,556,743
Darden Restaurants, Inc.	56,872	3,487,391
Marriott International, Inc., Class A	144,808	9,749,923
McDonald’s Corp.	384,565	44,363,418
Royal Caribbean Cruises Ltd.	75,804	5,681,510
Starbucks Corp.	661,000	35,786,540

S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp.	49,521	$3,334,249
Wynn Resorts Ltd.	35,760	3,483,739
Yum! Brands, Inc.	166,948	15,160,548

		136,204,319
Household Durables — 0.5%
D.R. Horton, Inc.	152,683	4,611,027
Garmin Ltd.	51,904	2,497,101
Harman International Industries, Inc.	31,459	2,656,712
Leggett & Platt, Inc.	60,248	2,746,104
Lennar Corp., Class A	84,587	3,581,414
Mohawk Industries, Inc. (a)	28,184	5,646,383
Newell Brands, Inc.	217,261	11,440,964
PulteGroup, Inc.	139,382	2,793,215
Whirlpool Corp.	34,137	5,535,656

		41,508,576
Household Products — 1.9%
Church & Dwight Co., Inc.	116,060	5,561,595
Clorox Co.	58,896	7,372,601
Colgate-Palmolive Co.	400,600	29,700,484
Kimberly-Clark Corp.	161,557	20,378,800
Procter & Gamble Co. (c)	1,202,893	107,959,647

		170,973,127
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	302,077	3,881,690
NRG Energy, Inc.	142,106	1,593,008

		5,474,698
Industrial Conglomerates — 2.2%
3M Co.	272,210	47,971,568
Danaher Corp.	273,840	21,466,318
General Electric Co.	4,038,657	119,625,020
Roper Technologies, Inc.	45,776	8,352,747

		197,415,653
Insurance — 2.5%
Aflac, Inc.	184,573	13,265,261
Allstate Corp.	167,293	11,573,330
American International Group, Inc.	458,260	27,193,148
Aon PLC	119,700	13,465,053
Arthur J Gallagher & Co.	79,787	4,058,765
Assurant, Inc.	27,119	2,501,728
Chubb Ltd.	209,572	26,332,722
Cincinnati Financial Corp.	67,482	5,089,492
Hartford Financial Services Group, Inc.	173,511	7,429,741
Lincoln National Corp.	104,919	4,929,095
Loews Corp.	124,554	5,125,397
Marsh & McLennan Cos., Inc.	233,823	15,724,597
MetLife, Inc.	494,882	21,987,607

Common Stocks	Shares	Value
Insurance (continued)
Principal Financial Group, Inc.	121,300	$6,248,163
Progressive Corp.	263,255	8,292,532
Prudential Financial, Inc.	197,924	16,160,495
Torchmark Corp.	50,205	3,207,597
Travelers Cos., Inc.	129,958	14,886,689
Unum Group	105,761	3,734,421
Willis Towers Watson PLC	58,445	7,759,743
XL Group Ltd.	123,918	4,167,362

		223,132,938
Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc. (a)	177,317	148,469,297
Expedia, Inc.	54,305	6,338,480
Netflix, Inc. (a)	193,194	19,039,269
Priceline Group, Inc. (a)	22,374	32,923,117
TripAdvisor, Inc. (a)	51,490	3,253,138

		210,023,301
Internet Software & Services — 4.4%
Akamai Technologies, Inc. (a)(c)	79,957	4,236,921
Alphabet, Inc., Class A (a)	132,843	106,813,743
Alphabet, Inc., Class C (a)	133,139	103,487,613
eBay, Inc. (a)	473,724	15,585,520
Facebook, Inc., Class A (a)	1,046,189	134,194,663
VeriSign, Inc. (a)(c)	41,871	3,275,987
Yahoo!, Inc. (a)	394,578	17,006,312

		384,600,759
IT Services — 3.6%
Accenture PLC, Class A	279,831	34,186,953
Alliance Data Systems Corp. (a)	26,505	5,686,118
Automatic Data Processing, Inc.	205,558	18,130,216
Cognizant Technology Solutions Corp., Class A (a)	273,455	13,046,538
CSRA, Inc.	65,627	1,765,366
Fidelity National Information Services, Inc.	147,614	11,370,706
Fiserv, Inc. (a)	99,438	9,891,098
Global Payments, Inc.	68,525	5,259,979
International Business Machines Corp.	391,899	62,253,156
Mastercard, Inc., Class A	432,223	43,987,335
Paychex, Inc.	145,580	8,424,715
PayPal Holdings, Inc. (a)	505,490	20,709,925
Teradata Corp. (a)	58,779	1,822,149
Total System Services, Inc.	75,487	3,559,212
Visa, Inc., Class A	850,147	70,307,157
Western Union Co.	219,803	4,576,299
Xerox Corp.	383,480	3,884,652

		318,861,574
Leisure Products — 0.1%
Hasbro, Inc.	49,946	3,962,216

4	S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Leisure Products (continued)
Mattel, Inc.	153,513	$4,648,374

		8,610,590
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	146,713	6,908,715
Illumina, Inc. (a)	66,020	11,993,193
Mettler-Toledo International, Inc. (a)	12,006	5,040,479
PerkinElmer, Inc.	49,270	2,764,540
Thermo Fisher Scientific, Inc.	177,672	28,260,509
Waters Corp. (a)	36,374	5,764,915

		60,732,351
Machinery — 1.4%
Caterpillar, Inc.	263,273	23,370,744
Cummins, Inc.	69,925	8,960,889
Deere & Co.	130,293	11,120,508
Dover Corp.	70,027	5,156,788
Flowserve Corp.	58,720	2,832,653
Fortive Corp.	136,076	6,926,268
Illinois Tool Works, Inc.	143,962	17,252,406
Ingersoll-Rand PLC	117,402	7,976,292
PACCAR, Inc.	158,906	9,340,495
Parker Hannifin Corp.	60,348	7,575,484
Pentair PLC	75,072	4,822,625
Snap-on, Inc.	25,949	3,943,210
Stanley Black & Decker, Inc.	67,810	8,339,274
Xylem, Inc.	81,207	4,259,307

		121,876,943
Media — 2.8%
CBS Corp., Class B	184,204	10,083,327
Charter Communications, Inc., Class A (a)	97,663	26,366,080
Comcast Corp., Class A	1,081,809	71,767,209
Discovery Communications, Inc., Class A (a)	67,962	1,829,537
Discovery Communications, Inc., Class C (a)(c)	100,331	2,639,709
Interpublic Group of Cos., Inc.	178,943	3,999,376
News Corp., Class A	171,466	2,397,095
News Corp., Class B	53,983	767,638
Omnicom Group, Inc.	106,529	9,054,965
Scripps Networks Interactive, Inc., Class A (c)	42,907	2,724,166
TEGNA, Inc.	96,601	2,111,698
Time Warner, Inc.	350,592	27,910,629
Twenty-First Century Fox, Inc., Class A	479,441	11,612,061
Twenty-First Century Fox, Inc., Class B	219,473	5,429,762
Viacom, Inc., Class B	156,353	5,957,049

Common Stocks	Shares	Value
Media (continued)
Walt Disney Co.	665,883	$61,833,895

		246,484,196
Metals & Mining — 0.3%
Alcoa, Inc.	592,877	6,011,773
Freeport-McMoRan, Inc.	550,772	5,981,384
Newmont Mining Corp.	238,319	9,363,553
Nucor Corp.	143,466	7,094,394

		28,451,104
Multi-Utilities — 1.2%
Alliant Energy Corp.	102,428	3,924,017
Ameren Corp.	108,015	5,312,178
CenterPoint Energy, Inc.	190,968	4,436,187
CMS Energy Corp.	125,732	5,282,001
Consolidated Edison, Inc.	136,705	10,293,886
Dominion Resources, Inc.	282,028	20,946,219
DTE Energy Co.	80,868	7,574,905
NiSource, Inc.	144,152	3,475,505
PG&E Corp.	224,681	13,743,737
Public Service Enterprise Group, Inc.	227,371	9,520,024
SCANA Corp.	63,291	4,580,370
Sempra Energy	112,559	12,065,199
WEC Energy Group, Inc.	142,614	8,539,726

		109,693,954
Multiline Retail — 0.5%
Dollar General Corp.	116,796	8,174,552
Dollar Tree, Inc. (a)	105,636	8,337,849
Kohl’s Corp.	79,467	3,476,681
Macy’s, Inc.	137,891	5,108,862
Nordstrom, Inc. (c)	52,379	2,717,423
Target Corp.	259,087	17,794,095

		45,609,462
Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp.	245,812	15,574,648
Apache Corp.	170,304	10,877,316
Cabot Oil & Gas Corp.	209,635	5,408,583
Chesapeake Energy Corp. (a)	294,108	1,844,057
Chevron Corp.	850,328	87,515,758
Cimarex Energy Co.	42,276	5,680,626
Concho Resources, Inc. (a)	64,059	8,798,504
ConocoPhillips	555,994	24,169,059
Devon Energy Corp.	235,911	10,406,034
EOG Resources, Inc.	247,980	23,982,146
EQT Corp.	78,353	5,689,995
Exxon Mobil Corp.	1,868,914	163,118,814
Hess Corp.	121,320	6,505,178
Kinder Morgan, Inc.	865,172	20,011,428
Marathon Oil Corp.	376,534	5,953,003
Marathon Petroleum Corp.	238,132	9,665,778

S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	72,929	$2,217,042
Newfield Exploration Co. (a)	89,833	3,904,142
Noble Energy, Inc.	193,597	6,919,157
Occidental Petroleum Corp.	344,375	25,111,825
ONEOK, Inc.	95,271	4,895,977
Phillips 66	200,264	16,131,265
Pioneer Natural Resources Co.	76,431	14,189,415
Range Resources Corp.	84,689	3,281,699
Southwestern Energy Co. (a)(c)	222,379	3,077,725
Spectra Energy Corp.	315,868	13,503,357
Tesoro Corp.	53,383	4,247,151
Valero Energy Corp.	207,928	11,020,184
Williams Cos., Inc.	307,735	9,456,697

		523,156,563
Paper & Forest Products — 0.1%
International Paper Co.	185,151	8,883,545
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	99,748	8,833,683
Pharmaceuticals — 5.2%
Allergan PLC (a)	178,450	41,098,819
Bristol-Myers Squibb Co.	753,030	40,603,378
Eli Lilly & Co.	437,825	35,139,834
Endo International PLC (a)	85,582	1,724,477
Johnson & Johnson	1,232,187	145,558,250
Mallinckrodt PLC (a)	48,525	3,386,075
Merck & Co., Inc.	1,246,319	77,782,769
Mylan NV (a)	207,247	7,900,256
Perrigo Co. PLC	64,568	5,961,563
Pfizer, Inc.	2,732,919	92,563,967
Zoetis, Inc.	222,923	11,594,225
		463,313,613
Professional Services — 0.3%
Dun & Bradstreet Corp.	16,364	2,235,650
Equifax, Inc.	53,795	7,239,731
Nielsen Holdings PLC	151,429	8,112,051
Robert Half International, Inc.	58,645	2,220,300
Verisk Analytics, Inc. (a)	70,808	5,755,274

		25,563,006
Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	191,699	21,725,248
Apartment Investment & Management Co., Class A	70,598	3,241,154
AvalonBay Communities, Inc.	61,602	10,955,300
Boston Properties, Inc.	68,951	9,397,332
Crown Castle International Corp.	151,464	14,269,423
Digital Realty Trust, Inc. (c)	65,739	6,384,572
Equinix, Inc.	32,033	11,539,888
Equity Residential (c)	163,808	10,537,769
Essex Property Trust, Inc.	29,511	6,572,100

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Extra Space Storage, Inc.	55,621	$4,416,864
Federal Realty Investment Trust	31,960	4,919,603
General Growth Properties, Inc.	265,870	7,338,012
HCP, Inc. (c)	212,494	8,064,147
Host Hotels & Resorts, Inc.	336,390	5,237,592
Kimco Realty Corp.	189,256	5,478,961
Macerich Co.	54,352	4,395,446
Prologis, Inc.	236,049	12,638,063
Public Storage	67,188	14,992,330
Realty Income Corp. (c)	116,485	7,796,341
Simon Property Group, Inc.	141,651	29,323,174
SL Green Realty Corp.	44,893	4,852,933
UDR, Inc.	120,438	4,334,564
Ventas, Inc.	158,260	11,177,904
Vornado Realty Trust	77,425	7,836,184
Welltower, Inc.	160,456	11,997,295
Weyerhaeuser Co.	337,170	10,769,210

		250,191,409
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	132,999	3,721,312
Road & Rail — 0.8%
CSX Corp.	427,965	13,052,933
JB Hunt Transport Services, Inc.	39,603	3,213,388
Kansas City Southern	48,241	4,501,850
Norfolk Southern Corp.	132,254	12,836,573
Ryder System, Inc.	24,092	1,588,867
Union Pacific Corp.	375,300	36,603,009

		71,796,620
Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	138,577	8,931,288
Applied Materials, Inc.	489,017	14,743,862
Broadcom Ltd.	178,165	30,737,026
First Solar, Inc. (a)	34,585	1,365,762
Intel Corp.	2,130,574	80,429,168
KLA-Tencor Corp.	69,600	4,851,816
Lam Research Corp.	72,197	6,837,778
Linear Technology Corp.	107,482	6,372,608
Microchip Technology, Inc.	97,012	6,028,326
Micron Technology, Inc. (a)	461,329	8,202,430
NVIDIA Corp.	241,054	16,517,020
Qorvo, Inc. (a)(c)	57,652	3,213,522
Skyworks Solutions, Inc.	85,686	6,524,132
Texas Instruments, Inc.	451,262	31,669,567
Xilinx, Inc.	114,608	6,227,799

		232,652,104
Software — 4.2%
Activision Blizzard, Inc.	307,216	13,609,669
Adobe Systems, Inc. (a)	224,337	24,349,538
Autodesk, Inc. (a)	87,977	6,363,376
CA, Inc.	141,615	4,684,624

6	S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Common Stocks	Shares	Value
Software (continued)
Citrix Systems, Inc. (a)	70,159	$5,978,950
Electronic Arts, Inc. (a)	135,259	11,551,119
Intuit, Inc.	110,471	12,152,915
Microsoft Corp.	3,512,063	202,294,829
Oracle Corp.	1,355,512	53,244,511
Red Hat, Inc. (a)	81,582	6,594,273
salesforce.com, Inc. (a)	290,082	20,691,549
Symantec Corp.	277,200	6,957,720

		368,473,073
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	33,182	4,948,100
AutoNation, Inc. (a)	29,995	1,461,056
AutoZone, Inc. (a)	13,173	10,121,343
Bed Bath & Beyond, Inc.	68,485	2,952,388
Best Buy Co., Inc.	125,887	4,806,366
CarMax, Inc. (a)	87,112	4,647,425
Foot Locker, Inc.	60,985	4,129,904
Gap, Inc.	98,777	2,196,801
Home Depot, Inc.	556,509	71,611,578
L Brands, Inc.	108,231	7,659,508
Lowe’s Cos., Inc.	394,125	28,459,766
O’Reilly Automotive, Inc. (a)	42,775	11,981,705
Ross Stores, Inc.	178,346	11,467,648
Signet Jewelers Ltd.	34,078	2,539,833
Staples, Inc.	293,044	2,505,526
Tiffany & Co.	48,374	3,513,404
TJX Cos., Inc.	295,726	22,114,390
Tractor Supply Co.	59,262	3,991,296
Ulta Salon Cosmetics & Fragrance, Inc. (a)	26,420	6,287,432
Urban Outfitters, Inc. (a)	40,124	1,385,081

		208,780,550
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	2,428,068	274,493,087
Hewlett Packard Enterprise Co.	745,320	16,956,030
HP, Inc.	766,645	11,905,997
NetApp, Inc.	125,505	4,495,589
Seagate Technology PLC	133,970	5,164,544
Western Digital Corp.	128,129	7,491,703

		320,506,950
Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	123,415	4,512,052
Hanesbrands, Inc.	170,270	4,299,318
Michael Kors Holdings Ltd. (a)	76,165	3,563,760
NIKE, Inc., Class B	607,817	32,001,565
PVH Corp.	36,137	3,993,139

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp. (c)	25,401	$2,569,057
Under Armour, Inc., Class A (a)(c)	84,309	3,261,072
Under Armour, Inc., Class C (a)	83,050	2,812,073
VF Corp.	149,502	8,379,587

		65,391,623
Thrifts & Mortgage Finance — 0.0%
People’s United Financial, Inc.	140,038	2,215,401
Tobacco — 1.6%
Altria Group, Inc.	880,659	55,684,069
Philip Morris International, Inc.	698,950	67,951,919
Reynolds American, Inc.	373,188	17,595,814

		141,231,802
Trading Companies & Distributors — 0.2%
Fastenal Co.	130,141	5,437,291
United Rentals, Inc. (a)	38,084	2,989,213
W.W. Grainger, Inc.	25,110	5,645,733

		14,072,237
Water Utilities — 0.1%
American Water Works Co., Inc.	80,122	5,996,330
Total Long-Term Investments (Cost — $5,466,558,550) — 95.3%		8,442,646,929

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares 0.49% (b)(d)(e)	122,785,431	122,785,431
BlackRock Cash Funds: Treasury, SL Agency Shares 0.36% (b)(d)	362,123,058	362,123,058
Total Short-Term Securities (Cost — $484,908,489) — 5.5%		484,908,489
Total Investments(Cost — $5,951,467,039*) — 100.8%		8,927,555,418
Liabilities in Excess of Other Assets — (0.8)%		(68,503,075)

Net Assets — 100.0%		$8,859,052,343

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,619,077,373

Gross unrealized appreciation	$3,426,589,773
Gross unrealized depreciation	(118,111,728)

Net unrealized appreciation	$3,308,478,045

S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Notes to Schedule of Investments
(a)	Non-income producing security.

(b)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased		Shares Sold	Shares Held at September 30, 2016	Value at September 30, 2016	Income		Realized Loss
BlackRock, Inc.	48,211	8,116		(1,336)	54,991	$19,932,038	$371,628		$(19,246)
BlackRock Cash Funds: Institutional, SL Agency Shares	374,887,021	—		(252,101,590)[1]	122,785,431	122,785,431	1,260,201	[2]	—
BlackRock Cash Funds: Prime, SL Agency Shares	26,986,879	—		(26,986,879)[1]	—	—	45,005	[2]	—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	362,123,058	[3]	—	362,123,058	362,123,058	118,002		—
PNC Financial Services Group, Inc.	193,874	31,084		(3,573)	221,385	19,944,575	327,914		(32,786)
Total						$524,785,102	$2,122,750		$(52,032)

[1]    Represents net shares sold.

[2]    Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]    Represents net shares purchased.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
3,895	S&P 500 E-Mini Index	December 2016	420,737,900	$(1,251,270)

8	S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Schedule of Investments (continued)	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$8,442,646,929	—	—	$8,442,646,929
Short-Term Securities:
Money Market Funds	484,908,489	—	—	484,908,489

Total	$8,927,555,418	—	—	$8,927,555,418

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(1,251,270)	—	—	$(1,251,270)

[1]    See above Schedule of Investments for values in each industry.

[2]    Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016	9

Schedule of Investments (concluded)	S&P 500 Index Master Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$34,936,831	—	—	$34,936,831
Cash pledged for futures contracts	14,959,800	—	—	14,959,800
Liabilities:
Collateral on securities loaned at value	—	$(122,785,431)	—	(122,785,431)

Total	$49,896,631	$(122,785,431)	—	$(72,888,800)

During the period ended September 30, 2016, there were no transfers between levels.

10	S&P 500 INDEX MASTER PORTFOLIO	SEPTEMBER 30, 2016

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group II
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 28, 2016

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	November 28, 2016